Direxion Auspice Broad Commodity Strategy ETF (Consolidated)
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 95.6%
Money Market Funds - 95.6%
232,300,605	Dreyfus Government Cash Management Institutional Shares, 4.26% (a)	$232,300,605

	TOTAL SHORT TERM INVESTMENTS (Cost $232,300,605)	$232,300,605

	TOTAL INVESTMENTS (Cost $232,300,605) - 95.6%	$232,300,605
	Other Assets in Excess of Liabilities - 4.4% (b)	10,664,052

	TOTAL NET ASSETS - 100.0%	$242,964,657

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2025.
(b)	$12,387,471 of cash is pledged as collateral for futures contracts.

Long Futures Contracts (Unaudited)
January 31, 2025

Reference Entity	Expiration Date	Number of Contracts	Notional Amount	Variation Margin Payable, net	Unrealized Appreciation (Depreciation)

Corn	9/12/2025	1,911	$43,976,888	$(575,100)	$1,904,966

Gasoline RBOB	8/29/2025	340	30,931,908	(50,131)	(944,396)

Gold	6/26/2025	158	45,181,680	(163,770)	585,588

Natural Gas	2/26/2025	223	6,788,120	(6,760)	(159,236)

NY Harbor ULSD	4/30/2025	285	27,745,263	(42,046)	(1,141,239)

Silver	3/27/2025	104	16,777,800	(118,560)	431,887

WTI Crude	2/20/2025	380	27,561,400	(76,210)	(2,350,185)

			$198,963,059	$(1,032,577)	$(1,672,615)

All futures contracts held by Direxion BCS Fund Ltd.

Direxion HCM Tactical Enhanced US ETF
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
COMMON STOCKS - 80.3%
Accommodation - 0.4%
3,177	Airbnb, Inc. Class A (a)	$416,727
1,805	Hilton Worldwide Holdings, Inc.	462,206
5,139	Host Hotels & Resorts, Inc.	85,873
2,558	Las Vegas Sands Corp.	117,233
1,688	Marriott International, Inc. Class A	490,516
1,658	MGM Resorts International (a)	57,168
671	Wynn Resorts Ltd.	58,276

		1,687,999

Administrative and Support Services - 2.4%
633	Allegion PLC ADR (Ireland)	84,018
10,638	Amcor PLC ADR (United Kingdom)	103,401
704	Ameriprise Financial, Inc.	382,525
2,999	Automatic Data Processing, Inc.	908,727
232	Booking Holdings, Inc.	1,099,114
867	Broadridge Financial Solutions, Inc.	206,537
513	Corpay, Inc. (a)	195,191
917	Equifax, Inc.	251,973
290	FactSet Research System, Inc.	137,579
565	Gartner, Inc. (a)	306,699
2,152	Iron Mountain, Inc.	218,579
1,147	Live Nation Entertainment, Inc. (a)	165,948
1,856	Match Group, Inc.	66,259
856	Millrose Properties, Inc. (a)	7,961
1,140	Moody’s Corp.	569,362
2,064	Rollins, Inc.	102,168
1,830	Royal Caribbean Cruises Ltd. ADR (Liberia)	487,878
15,502	Uber Technologies, Inc. (a)	1,036,309
12,718	Visa, Inc. Class A	4,347,012
2,680	Waste Management, Inc.	590,297

		11,267,537

Air Transportation - 0.2%
4,717	Delta Air Lines, Inc.	317,313
4,418	Southwest Airlines Co.	135,677
2,424	United Continental Holdings, Inc. (a)	256,556

		709,546

Ambulatory Health Care Services - 0.1%
340	DaVita, Inc. (a)	59,908
610	Labcorp Holdings, Inc.	152,378
425	Molina Healthcare, Inc. (a)	131,924
830	Quest Diagnostics, Inc.	135,373
8,785	Viatris, Inc.	99,095

		578,678

Amusement, Gambling, and Recreation Industries - 0.3%
13,327	The Walt Disney Co.	1,506,751

Apparel Manufacturing - 0.2%
2,522	Cintas Corp.	505,838
1,112	Deckers Outdoor Corp. (a)	197,224
306	Ralph Lauren Corp.	76,408

		779,470

Beverage and Tobacco Product Manufacturing - 0.9%
12,473	Altria Group, Inc.	651,465
1,143	Constellation Brands, Inc. Class A	206,654
8,287	Keurig Dr Pepper, Inc.	266,013
1,296	Molson Coors Brewing Co. Class B	70,956
5,151	Monster Beverage Corp. (a)	250,905
10,102	PepsiCo, Inc.	1,522,270
11,444	Philip Morris International, Inc.	1,490,009

		4,458,272

Broadcasting and Content Providers - 0.3%
702	Charter Communications, Inc. (a)(b)	242,534
28,096	Comcast Corp. Class A	945,711
1,621	FOX Corp. Class A	82,963
971	FOX Corp. Class B	47,190
4,384	Paramount Global Class B	47,698
16,431	Warner Bros Discovery, Inc. (a)	171,540

		1,537,636

Building Material and Garden Equipment and Supplies Dealers - 0.9%
4,172	Lowe’s Companies, Inc.	1,084,887
393	Snap-on, Inc.	139,574
7,317	The Home Depot, Inc.	3,014,458
3,934	Tractor Supply Co.	213,852

		4,452,771

Chemical Manufacturing - 5.1%
13,004	AbbVie, Inc.	2,391,436
1,629	Air Products & Chemicals, Inc.	546,138
872	Albemarle Corp.	73,414
3,958	Amgen, Inc.	1,129,692
1,070	Biogen, Inc. (a)	154,005
1,161	Bio-Techne Corp.	85,392
14,928	Bristol-Myers Squibb Co.	880,006
815	Celanese Corp.	57,898
1,291	CF Industries Holdings, Inc.	119,043
1,813	Church & Dwight Co., Inc.	191,308
916	Clorox Co.	145,351
6,012	Colgate-Palmolive Co.	521,240
3,073	DuPont de Nemours, Inc.	236,006
859	Eastman Chemical Co.	85,599
1,862	Ecolab, Inc.	465,854
5,806	Eli Lilly & Co.	4,709,130
923	FMC Corp.	51,485
9,173	Gilead Sciences, Inc.	891,616
1,169	Incyte Corp. (a)	86,693
4,224	IntercontinentalExchange, Inc.	675,122
1,888	International Flavors & Fragrances, Inc.	164,426
14,114	Kenvue, Inc.	300,487
2,457	Kimberly-Clark Corp.	319,336
3,505	Linde PLC ADR (Ireland)	1,563,651
1,916	LyondellBasell Industries N.V. Class A ADR (Netherlands)	145,041
18,618	Merck & Co., Inc.	1,839,831
2,346	Mosaic Co.	65,430
41,711	Pfizer, Inc.	1,106,176
1,698	PPG Industries, Inc.	195,915
17,331	Procter & Gamble Co.	2,876,773
787	Regeneron Pharmaceuticals, Inc. (a)	529,635
1,900	Vertex Pharmaceuticals, Inc. (a)	877,192
3,326	Zoetis, Inc.	568,413

		24,048,734

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 0.4%
839	Lululemon Athletica, Inc. (a)	347,514
2,444	Ross Stores, Inc.	367,968
8,301	TJX Companies, Inc.	1,035,882

Direxion HCM Tactical Enhanced US ETF
Schedule of Investments (Unaudited)
January 31, 2025

		1,751,364

Computer and Electronic Product Manufacturing - 20.5%
11,943	Advanced Micro Devices, Inc. (a)	1,384,791
2,109	Agilent Technologies, Inc.	319,556
43,008	Alphabet, Inc.	8,774,492
35,027	Alphabet, Inc. Class C	7,201,551
1,693	AMETEK, Inc.	312,460
8,876	Amphenol Corp. Class A	628,243
3,647	Analog Devices, Inc.	772,763
111,262	Apple, Inc.	26,257,832
7,599	Arista Networks, Inc. (a)	875,633
34,379	Broadcom, Inc.	7,607,041
29,340	Cisco Systems, Inc.	1,778,004
4,729	Danaher Corp.	1,053,337
2,262	Dell Technologies, Inc.	234,343
995	Enphase Energy, Inc. (a)	61,969
798	First Solar, Inc. (a)	133,681
4,680	Fortinet, Inc. (a)	472,118
2,552	Fortive Corp.	207,554
3,369	GE HealthCare Technologies, Inc.	297,483
1,700	Hologic, Inc. (a)	122,638
7,089	HP, Inc.	230,393
31,742	Intel Corp.	616,747
6,810	International Business Machines Corp.	1,741,317
839	Jabil Circuit, Inc.	136,262
1,287	Keysight Technologies, Inc. (a)	229,536
1,401	L3Harris Technologies, Inc.	297,026
9,470	Lam Research Corp.	767,544
3,955	Microchip Technology, Inc.	214,757
8,160	Micron Technology, Inc.	744,518
366	Monolithic Power Systems, Inc.	233,277
1,224	Motorola Solutions, Inc.	574,362
1,507	NetApp, Inc.	184,005
1,007	Northrop Grumman Corp.	490,681
180,547	NVIDIA Corp.	21,678,278
1,876	NXP Semiconductors NV ADR (Netherlands)	391,240
3,127	ON Semiconductor Corp. (a)	163,667
2,943	Otis Worldwide Corp.	280,821
4,822	Palto Alto Networks, Inc. (a)	889,273
901	Qualcomm, Inc.	113,643
8,178	Revvity, Inc.	1,414,222
799	Roper Technologies, Inc.	459,944
9,795	RTX Corp.	1,263,065
1,555	Seagate Technology Holdings PLC ADR (Ireland)	149,840
1,167	Skyworks Solutions, Inc.	103,583
3,705	Super Micro Computer, Inc. (a)	105,667
352	Teledyne Technologies, Inc. (a)	179,988
1,189	Teradyne, Inc.	137,674
6,713	Texas Instruments, Inc.	1,239,287
2,825	Thermo Fisher Scientific, Inc.	1,688,644
1,808	Trimble, Inc. (a)	135,528
1,829	Veralto Corp.	189,100
439	Waters Corp. (a)	182,396
2,543	Western Digital Corp. (a)	165,626
386	Zebra Technologies Corp. Class A (a)	151,289

		96,038,689

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.2%
4,186	Fiserv, Inc. (a)	904,343

Construction of Buildings - 0.2%
2,139	D.R. Horton, Inc.	303,524
1,761	Lennar Corp. Class A (b)	231,114
22	NVR, Inc. (a)	176,356
1,509	PulteGroup, Inc.	171,694

		882,688

Couriers and Messengers - 0.2%
1,647	FedEx Corp.	436,241
5,389	United Parcel Service, Inc. Class B	615,585

		1,051,826

Credit Intermediation and Related Activities - 4.4%
4,092	American Express Co.	1,299,006
49,133	Bank of America Corp.	2,274,858
5,356	Bank of New York Mellon Corp.	460,241
2,816	Capital One Financial Corp.	573,647
13,919	Citigroup, Inc.	1,133,424
3,241	Citizens Financial Group, Inc.	154,174
1,856	Discover Financial Services	373,223
3,964	Fidelity National Information Services, Inc.	322,947
4,939	Fifth Third Bancorp	218,847
1,879	Global Payments, Inc.	212,045
10,694	Huntington Bancshares, Inc.	183,937
20,718	JPMorgan Chase & Co.	5,537,922
7,295	KeyCorp	131,164
1,211	M&T Bank Corp.	243,702
6,032	MasterCard, Inc. Class A	3,350,354
1,460	Northern Trust Corp.	163,943
2,924	PNC Financial Services Group, Inc.	587,578
6,688	Regions Financial Corp.	164,792
2,150	State Street Corp.	218,483
2,873	Synchrony Financial	198,180
9,770	Truist Financial Corp.	465,247
11,481	U.S. Bancorp	548,562
24,510	Wells Fargo & Co.	1,931,388

		20,747,664

Electrical Equipment, Appliance, and Component Manufacturing - 0.3%
882	A.O. Smith Corp.	59,359
531	Axon Enterprise, Inc. (a)	346,307
4,195	Emerson Electric Co.	545,140
440	Generac Holdings, Inc. (a)	65,705
839	Rockwell Automation, Inc.	233,603

		1,250,114

Fabricated Metal Product Manufacturing - 0.1%
2,188	Ball Corp.	121,871
1,725	Nucor Corp.	221,542
1,206	Pentair PLC ADR (Ireland)	125,038
1,129	Stanley Black & Decker, Inc.	99,431

		567,882

Food and Beverage Retailers - 0.1%
4,905	Kroger Co.	302,344

Food Manufacturing - 0.8%
3,518	Archer-Daniels-Midland Co.	180,227
28,539	Coca-Cola Co.	1,811,656
4,082	General Mills, Inc.	245,491
2,132	Hormel Foods Corp.	63,917
1,981	Kellanova	161,907
1,047	Lamb Weston Holdings, Inc.	62,757

Direxion HCM Tactical Enhanced US ETF
Schedule of Investments (Unaudited)
January 31, 2025

1,863	McCormick & Co, Inc.	143,880
9,845	Mondelez International, Inc.	570,912
1,449	The Campbell’s Company	56,178
1,083	The Hershey Co.	161,638
794	The J.M. Smucker Co.	84,871
6,497	The Kraft Heinz Co.	193,870
2,098	Tyson Foods, Inc. Class A	118,516

		3,855,820

Food Services and Drinking Places - 0.7%
10,028	Chipotle Mexican Grill, Inc. (a)	585,134
872	Darden Restaurants, Inc.	170,249
5,277	McDonald’s Corp.	1,523,470
8,346	Starbucks Corp.	898,697
2,052	Yum! Brands, Inc.	267,786

		3,445,336

Funds, Trusts, and Other Financial Vehicles - 0.1%
1,125	Garmin Ltd. ADR (Switzerland)	242,831
1,628	T. Rowe Price Group, Inc.	190,346

		433,177

Furniture, Home Furnishings, Electronics, and Appliance Retailers - 0.0% (†)
1,442	Best Buy Co., Inc.	123,810

Gasoline Stations and Fuel Dealers - 0.4%
12,301	Chevron Corp.	1,835,186

General Merchandise Retailers - 5.0%
68,878	Amazon.com, Inc. (a)	16,370,923
3,263	Costco Wholesale Corp.	3,197,348
1,613	Dollar General Corp.	114,620
1,489	Dollar Tree, Inc. (a)	109,218
3,524	eBay, Inc.	237,800
3,396	Target Corp.	468,342
31,947	Walmart, Inc.	3,135,918

		23,634,169

Health and Personal Care Retailers - 0.2%
9,259	CVS Health Corp.	522,948
354	Ulta Beauty, Inc. (a)	145,901
5,282	Walgreens Boots Alliance, Inc.	54,299

		723,148

Hospitals - 0.1%
1,349	HCA Healthcare, Inc.	445,049
436	Universal Health Services, Inc. Class B	82,212

		527,261

Insurance Carriers and Related Activities - 4.0%
3,674	Aflac, Inc.	394,514
1,952	Allstate Corp.	375,428
4,587	American International Group, Inc.	337,878
2,758	Arch Capital Group Ltd. ADR	256,687
1,845	Arthur J. Gallagher & Co.	556,858
384	Assurant, Inc.	82,633
13,491	Berkshire Hathaway, Inc. Class B (a)	6,322,827
1,744	Brown & Brown, Inc.	182,527
3,713	Centene Corp. (a)	237,743
2,761	Chubb Limited ADR (Switzerland)	750,661
2,045	Cigna Corp.	601,659
1,144	Cincinnati Financial Corp.	156,785
1,698	Elevance Health, Inc.	671,899
174	Erie Indemnity Co. Class A	70,113
326	Everest Re Group Ltd. ADR	113,288
612	Globe Life, Inc.	74,719
2,127	Hartford Financial Services Group, Inc.	237,267
893	Humana, Inc.	261,854
1,339	Loews Corp.	114,418
3,610	Marsh & McLennan Companies, Inc.	782,937
4,281	MetLife, Inc.	370,349
1,546	Principal Financial Group, Inc.	127,468
4,316	Progressive Corp.	1,063,635
2,614	Prudential Financial, Inc.	315,667
1,664	Travelers Companies, Inc.	407,980
6,774	UnitedHealth Group, Inc.	3,674,827
2,209	W.R. Berkley Corp.	129,956
736	Willis Towers Watson PLC ADR (Ireland)	242,560

		18,915,137

Leather and Allied Product Manufacturing - 0.2%
8,759	NIKE, Inc. Class B	673,567
1,706	Tapestry, Inc. (b)	124,436

		798,003

Machinery Manufacturing - 1.8%
6,065	Applied Materials, Inc.	1,093,823
7,284	Baker Hughes Co.	336,375
6,140	Carrier Global Corp.	401,433
3,550	Caterpillar, Inc.	1,318,612
1,009	Cummins, Inc.	359,456
1,878	Deere & Co.	894,980
7,968	General Electric Co.	1,622,046
555	IDEX Corp.	124,492
2,968	Ingersoll Rand, Inc.	278,398
148	Mettler-Toledo International, Inc. (a)	201,937
404	Nordson Corp. (b)	88,969
950	Parker Hannifin Corp.	671,697
1,649	Trane Technologies PLC ADR (Ireland)	598,175
1,799	Xylem, Inc.	223,148

		8,213,541

Management of Companies and Enterprises - 0.5%
12,763	Abbott Laboratories	1,632,771
1,587	Aon PLC ADR (United Kingdom)	588,491
1,026	Bunge Global SA ADR (Switzerland)	78,109
3,234	Norwegian Cruise Line Holdings Ltd. ADR (a)	91,684
3,631	Smurfit WestRock PLC ADR (Ireland)	192,770

		2,583,825

Merchant Wholesalers, Durable Goods - 0.7%
855	Builders FirstSource, Inc. (a)	143,024
6,455	Copart, Inc. (a)	373,938
4,215	Fastenal Co.	308,707
1,022	Genuine Parts Co.	118,808
923	Henry Schein, Inc. (a)	73,840
401	Hubbell, Inc.	169,627
298	Huntington Ingalls Industries, Inc.	58,783
4,921	Johnson Controls International PLC ADR (Ireland)	383,838
985	KLA-Tencor Corp.	727,166
224	Lennox International, Inc.	132,702
1,917	LKQ Corp.	71,677
392	Mohawk Industries, Inc. (a)	47,942
291	Pool Corp.	100,177
2,193	TE Connectivity PLC ADR (Ireland)	324,498
333	W.W. Grainger, Inc.	353,869

		3,388,596

Direxion HCM Tactical Enhanced US ETF
Schedule of Investments (Unaudited)
January 31, 2025

Merchant Wholesalers, Nondurable Goods - 0.6%
1,348	Brown Forman Corp. Class B	44,498
1,790	Cardinal Health, Inc.	221,351
1,300	Cencora, Inc.	330,473
3,512	ConAgra Brands, Inc.	90,926
267	Domino’s Pizza, Inc.	119,915
1,980	Illinois Tool Works, Inc.	513,137
937	McKesson Corp.	557,281
3,609	Sysco Corp.	263,168
1,696	The Sherwin Williams Co.	607,439

		2,748,188

Mining (except Oil and Gas) - 0.3%
10,578	Freeport-McMoRan Copper & Gold, Inc.	379,221
452	Martin Marietta Materials, Inc.	245,942
8,381	Newmont Corp.	358,037
972	Vulcan Materials Co.	266,474

		1,249,674

Miscellaneous Manufacturing - 2.3%
4,008	3M Co.	610,018
516	Align Technology, Inc. (a)	113,061
3,757	Baxter International, Inc.	122,328
2,121	Becton, Dickinson & Co.	525,159
10,851	Boston Scientific Corp. (a)	1,110,708
2,880	DexCom, Inc. (a)	250,070
1,009	Dover Corp.	205,513
4,347	Edwards Lifesciences Corp. (a)	314,940
1,713	Estee Lauder Companies, Inc. Class A	142,915
967	Hasbro, Inc.	55,931
516	Insulet Corp. (a)	143,644
2,616	Intuitive Surgical, Inc. (a)	1,496,038
17,719	Johnson & Johnson	2,695,946
9,441	Medtronic PLC ADR (Ireland)	857,432
1,076	ResMed, Inc.	254,130
1,016	Solventum Corp. (a)	75,245
715	Steris PLC ADR (Ireland)	157,765
2,524	Stryker Corp.	987,616
350	Teleflex, Inc.	63,084
1,372	Textron, Inc.	104,972
1,467	The Cooper Companys, Inc. (a)	141,639
1,466	Zimmer Biomet Holdings, Inc.	160,498

		10,588,652

Motion Picture and Sound Recording Industries - 0.7%
3,139	Netflix, Inc. (a)	3,066,050

Motor Vehicle and Parts Dealers - 0.2%
118	AutoZone, Inc. (a)	395,325
1,133	CarMax, Inc. (a)	97,030
430	O’Reilly Automotive, Inc. (a)	556,600

		1,048,955

National Security and International Affairs - 0.0% (†)
983	Leidos Holdings, Inc.	139,615

Nonmetallic Mineral Product Manufacturing - 0.1%
5,672	Corning, Inc.	295,398

Oil and Gas Extraction - 1.1%
2,721	APA Corp.	59,672
5,426	Coterra Energy, Inc.	150,409
4,841	Devon Energy Corp.	165,078
1,381	Diamondback Energy, Inc.	226,981
6,182	Dominion Energy, Inc.	343,657
4,134	EOG Resources, Inc.	520,016
4,397	EQT Corp.	224,775
32,350	Exxon Mobil Corp.	3,455,950
4,974	Occidental Petroleum Corp.	232,037

		5,378,575

Paper Manufacturing - 0.0% (†)
649	Packaging Corp of America	138,016

Performing Arts, Spectator Sports, and Related Industries - 0.1%
1,560	Caesars Entertainment, Inc. (a)	56,238
1,759	Electronic Arts, Inc.	216,199

		272,437

Petroleum and Coal Products Manufacturing - 0.4%
9,520	ConocoPhillips	940,862
2,372	Marathon Petroleum Corp.	345,624
3,039	Phillips 66	358,207
2,338	Valero Energy Corp.	310,954

		1,955,647

Pipeline Transportation - 0.2%
1,599	Targa Resources Corp.	314,683
8,974	Williams Companies, Inc.	497,429

		812,112

Plastics and Rubber Products Manufacturing - 0.1%
586	Avery Dennison Corp.	108,838
531	West Pharmaceutical Services, Inc.	181,363

		290,201

Primary Metal Manufacturing - 0.1%
2,991	Howmet Aerospace, Inc.	378,601
1,040	Steel Dynamics, Inc.	133,328

		511,929

Professional, Scientific, and Technical Services - 4.9%
4,594	Accenture PLC Class A ADR (Ireland)	1,768,460
982	CDW Corp.	195,556
383	Charles River Laboratories International, Inc. (a)	63,103
3,643	Cognizant Technology Solutions Corp. Class A	300,948
2,913	Eaton Corporation PLC ADR (Ireland)	950,920
420	EPAM Systems, Inc. (a)	106,663
1,558	Extra Space Storage, Inc.	239,932
432	F5 Networks, Inc. (a)	128,416
1,032	GoDaddy, Inc. (a)	219,455
598	IDEXX Laboratories, Inc. (a)	252,386
2,553	International Paper Co. (b)	142,023
2,739	Interpublic Group of Companies, Inc.	78,527
1,279	IQVIA Holdings, Inc. (a)	257,539
535	Jack Henry & Associates, Inc.	93,138
919	Jacobs Solutions, Inc.	128,779
2,440	Juniper Networks, Inc.	85,058
16,048	Meta Platforms, Inc.	11,059,961
2,493	Moderna, Inc. (a)	98,274
1,439	Omnicom Group, Inc.	124,891
11,827	Oracle Corp.	2,011,300
15,087	Palantir Technologies, Inc. (a)	1,244,527
2,364	Paychex, Inc.	349,092
365	Paycom Software, Inc.	75,759
890	PTC, Inc. (a)	172,197
1,515	ServiceNow, Inc. (a)	1,542,846
1,192	Take-Two Interactive Software, Inc. (a)	221,128
604	VeriSign, Inc. (a)	129,860

Direxion HCM Tactical Enhanced US ETF
Schedule of Investments (Unaudited)
January 31, 2025

1,038	Verisk Analytics, Inc. Class A	298,363
1,565	Workday, Inc. (a)	410,124

		22,749,225

Publishing Industries - 6.7%
3,238	Adobe, Inc. (a)	1,416,463
1,101	Akamai Technologies, Inc. (a)	109,990
637	Ansys, Inc. (a)	223,269
1,578	Autodesk, Inc. (a)	491,295
2,019	Cadence Design Systems, Inc. (a)	600,895
1,703	CrowdStrike Holdings, Inc. (a)	677,913
1,153	Dayforce, Inc. (a)	81,563
170	Fair Isaac Corp. (a)	318,505
3,992	Gen Digital, Inc.	107,425
9,555	Hewlett Packard Enterprise Co.	202,470
2,060	Intuit, Inc.	1,239,111
54,724	Microsoft Corp.	22,713,743
2,794	News Corp. Class A	78,567
832	News Corp. Class B	26,333
7,034	Salesforce, Inc.	2,403,518
1,125	Synopsys, Inc. (a)	591,165
324	Tyler Technologies, Inc. (a)	194,931

		31,477,156

Rail Transportation - 0.3%
14,194	CSX Corp.	466,557
4,464	Union Pacific Corp.	1,106,134

		1,572,691

Real Estate - 1.3%
1,137	Alexandria Real Estate Equities, Inc.	110,687
3,442	American Tower Corp.	636,598
1,043	AvalonBay Communities, Inc.	231,035
1,068	BXP, Inc.	78,113
796	Camden Property Trust	90,513
2,209	CBRE Group, Inc. Class A (a)	319,731
3,193	Crown Castle, Inc.	285,071
2,302	Digital Realty Trust, Inc.	377,206
2,513	Equity Residential	177,493
475	Essex Property Trust, Inc.	135,171
560	Federal Realty Investment Trust	60,833
5,140	Healthpeak Properties, Inc.	106,192
4,192	Invitation Homes, Inc.	130,581
4,964	Kimco Realty Corp.	111,442
867	Mid-America Apartment Communities, Inc.	132,287
6,822	Prologis, Inc.	813,523
1,152	Public Storage	343,849
6,445	Realty Income Corp.	352,155
1,192	Regency Centers Corp.	85,633
2,259	Simon Property Group, Inc.	392,750
2,205	UDR, Inc.	92,037
3,083	Ventas, Inc.	186,275
7,755	VICI Properties, Inc.	230,866
4,361	Welltower, Inc.	595,189
5,353	Weyerhaeuser Co.	163,909

		6,239,139

Rental and Leasing Services - 0.1%
484	United Rentals, Inc.	366,901

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.2%
3,296	Apollo Global Management, Inc.	563,550
1,069	Blackrock, Inc.	1,149,710
782	Cboe Global Markets, Inc.	159,786
11,001	Charles Schwab Corp.	910,003
2,644	CME Group, Inc.	625,359
5,146	Dow, Inc.	200,951
2,281	Franklin Resources, Inc.	50,729
2,320	Goldman Sachs Group, Inc.	1,485,728
3,316	Invesco Ltd. ADR	63,767
4,971	KKR & Co., Inc.	830,505
288	MarketAxess Holdings, Inc.	63,541
9,132	Morgan Stanley	1,264,143
573	MSCI, Inc. Class A	341,949
3,044	NASDAQ OMX Group, Inc.	250,643
1,354	Raymond James Financial, Inc.	228,122
2,344	S&P Global, Inc.	1,222,185
5,320	The Blackstone Group, Inc.	942,225

		10,352,896

Specialty Trade Contractors - 0.1%
1,082	Quanta Services, Inc.	332,834

Support Activities for Agriculture and Forestry - 0.1%
5,055	Corteva, Inc.	329,940

Support Activities for Mining - 0.2%
6,468	Halliburton Co.	168,298
2,032	Hess Corp.	282,509
10,394	Schlumberger Ltd. ADR (Curaco)	418,670

		869,477

Support Activities for Transportation - 0.2%
877	C.H. Robinson Worldwide, Inc.	87,253
909	Expedia, Inc. (a)	155,394
1,028	Expeditors International of Washington, Inc.	116,760
583	J.B. Hunt Transport Services, Inc.	99,821
1,657	Norfolk Southern Corp.	423,032

		882,260

Telecommunications - 1.0%
52,812	AT&T, Inc.	1,253,229
699	Equinix, Inc.	638,648
7,383	PayPal Holdings, Inc. (a)	653,986
801	SBA Communications Corp.	158,246
3,583	T-Mobile US, Inc.	834,731
30,980	Verizon Communications, Inc.	1,220,302

		4,759,142

Transportation Equipment Manufacturing - 2.9%
1,727	Aptiv PLC ADR (a)	107,799
5,502	Boeing Co. (a)	971,213
1,604	BorgWarner, Inc.	51,168
28,730	Ford Motor Co.	289,598
1,904	General Dynamics Corp.	489,290
8,089	General Motors Co.	400,082
4,790	Honeywell International, Inc.	1,071,619
1,550	Lockheed Martin Corp.	717,572
3,867	Paccar, Inc.	428,773
20,556	Tesla, Inc. (a)	8,316,958
417	TransDigm Group, Inc.	564,343
1,274	Wabtec Corp.	264,890

		13,673,305

Truck Transportation - 0.1%
1,388	Old Dominion Freight Line, Inc.	257,627

Utilities - 2.2%

Direxion HCM Tactical Enhanced US ETF
Schedule of Investments (Unaudited)
January 31, 2025

5,232	AES Corp.	57,552
1,894	Alliant Energy Corp.	111,519
1,967	Ameren Corp.	185,291
3,923	American Electric Power Co., Inc.	385,866
1,437	American Water Works Co., Inc.	179,108
1,135	Atmos Energy Corp. (b)	161,749
4,802	CenterPoint Energy, Inc.	156,401
2,190	CMS Energy Corp.	144,540
2,548	Consolidated Edison, Inc.	238,850
2,311	Constellation Energy Corp.	693,254
1,523	DTE Energy Co.	182,577
5,685	Duke Energy Corp.	636,663
2,857	Edison International	154,278
3,149	Entergy Corp.	255,321
1,683	Evergy, Inc.	107,998
2,687	Eversource Energy	154,986
7,400	Exelon Corp.	296,000
3,776	FirstEnergy Corp.	150,285
2,027	GE Vernova, Inc.	755,828
14,224	Kinder Morgan, Inc.	390,876
15,136	NextEra Energy, Inc.	1,083,132
3,438	NiSource, Inc.	128,237
1,492	NRG Energy, Inc.	152,841
4,565	ONEOK, Inc.	443,581
16,092	PG&E Corp.	251,840
845	Pinnacle West Capital Corp.	73,481
5,436	PPL Corp.	182,650
3,658	Public Service Enterprise Group, Inc.	305,589
4,660	Sempra Energy	386,454
8,062	Southern Co.	676,805
132	Texas Pacific Land Corp. (b)	171,226
2,504	Vistra Corp.	420,747
2,336	WEC Energy Group, Inc. (b)	231,871
4,225	Xcel Energy, Inc. (b)	283,920

		10,191,316

Waste Management and Remediation Services - 0.1%
1,498	Republic Services, Inc.	324,871

Water Transportation - 0.0% (†)
7,646	Carnival Corp. ADR (Panama) (a)	211,565

Web Search Portals, Libraries, Archives, and Other Information Services - 0.0% (†)
3,016	CoStar Group, Inc. (a)	231,026

Wood Product Manufacturing - 0.0% (†)
1,584	Masco Corp.	125,580

	TOTAL COMMON STOCKS (Cost $295,517,724)	$376,443,717

SHORT TERM INVESTMENTS - 21.2%
Money Market Funds - 21.2%
17,819,506	Dreyfus Government Cash Management Institutional Shares, 4.26% (c)	$17,819,506
4,281,455	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (c)	4,281,455
77,327,980	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (c)	77,327,980

	TOTAL SHORT TERM INVESTMENTS (Cost $99,428,941)	$99,428,941

	TOTAL INVESTMENTS (Cost $394,946,665) - 101.5% (d)	$475,872,658
	Liabilities in Excess of Other Assets - (1.5)%	(7,027,286)

	TOTAL NET ASSETS - 100.0%	$468,845,372

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†) Less than 0.05%.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2025.
(d)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $161,595,056.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of Invesco QQQ Trust Series 1	4.7000% representing 1 month SOFR rate +spread	Goldman Sachs	12/10/2025	1,000	$522,380	$2,220,310

Total return of Technology Select Sector SPDR Fund	4.8000% representing 1 month SOFR rate +spread	Goldman Sachs	12/10/2025	496,000	118,566,168	(6,941,814)

Total return of Invesco QQQ Trust Series 1	5.1300% representing 1 month SOFR rate +spread	Barclays	12/22/2025	722,000	377,638,081	(2,566,594)

					$496,726,629	$(7,288,098)

Direxion NASDAQ-100® Equal Weighted Index Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
COMMON STOCKS - 99.9%
Accommodation - 1.9%
94,061	Airbnb, Inc. Class A (a)	$12,337,981
44,459	Marriott International, Inc. Class A	12,919,341

		25,257,322

Administrative and Support Services - 3.0%
42,935	Automatic Data Processing, Inc.	13,009,734
2,501	Booking Holdings, Inc.	11,848,638
126,863	Pinduoduo, Inc. ADR (China)(a)	14,197,238

		39,055,610

Apparel Manufacturing - 1.0%
67,532	Cintas Corp.	13,544,893

Beverage and Tobacco Product Manufacturing - 3.8%
167,947	Coca-Cola Europacific Partners ADR (United Kingdom)	13,192,237
390,000	Keurig Dr Pepper, Inc.	12,519,000
244,086	Monster Beverage Corp. (a)	11,889,429
82,627	PepsiCo, Inc.	12,451,063

		50,051,729

Broadcasting and Content Providers - 2.8%
35,918	Charter Communications, Inc. (a)(b)	12,409,310
330,306	Comcast Corp. Class A	11,118,100
1,180,949	Warner Bros Discovery, Inc. (a)	12,329,107

		35,856,517

Chemical Manufacturing - 7.1%
47,928	Amgen, Inc.	13,679,610
193,182	AstraZeneca PLC ADR (United Kingdom)	13,669,558
86,192	Biogen, Inc. (a)	12,405,615
136,376	Gilead Sciences, Inc.	13,255,747
29,754	Linde PLC ADR (Ireland)	13,273,855
17,986	Regeneron Pharmaceuticals, Inc. (a)	12,104,218
31,780	Vertex Pharmaceuticals, Inc. (a)	14,672,190

		93,060,793

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 2.0%
33,271	Lululemon Athletica, Inc. (a)	13,780,848
84,640	Ross Stores, Inc.	12,743,399

		26,524,247

Computer and Electronic Product Manufacturing - 20.5%
105,902	Advanced Micro Devices, Inc. (a)	12,279,337
32,976	Alphabet, Inc.	6,727,764
32,711	Alphabet, Inc. Class C	6,725,382
59,608	Analog Devices, Inc.	12,630,339
49,604	Apple, Inc.	11,706,544
57,177	Broadcom, Inc.	12,651,555
215,729	Cisco Systems, Inc.	13,073,177
129,890	Fortinet, Inc. (a)	13,103,303
159,983	GE HealthCare Technologies, Inc.	14,126,499
302,597	GlobalFoundries, Inc. ADR (a)(b)	12,548,698
646,736	Intel Corp.	12,566,081
175,851	Lam Research Corp.	14,252,724
227,421	Microchip Technology, Inc.	12,348,960
140,085	Micron Technology, Inc.	12,781,355
51,396	MongoDB, Inc. (a)	14,047,555
93,724	NVIDIA Corp.	11,253,441
60,048	NXP Semiconductors NV ADR (Netherlands)	12,523,010
192,736	ON Semiconductor Corp. (a)	10,087,802
67,591	Palto Alto Networks, Inc. (a)	12,465,132
82,573	Qualcomm, Inc.	14,279,349
24,033	Roper Technologies, Inc.	13,834,596
67,558	Texas Instruments, Inc.	12,471,882

		268,484,485

Electrical Equipment, Appliance, and Component Manufacturing - 1.0%
19,985	Axon Enterprise, Inc. (a)	13,033,817

Food Manufacturing - 1.9%
212,567	Mondelez International, Inc.	12,326,760
413,641	The Kraft Heinz Co.	12,343,048

		24,669,808

Food Services and Drinking Places - 2.3%
73,825	DoorDash, Inc. (a)	13,940,375
143,505	Starbucks Corp.	15,452,618

		29,392,993

General Merchandise Retailers - 3.1%
56,128	Amazon.com, Inc. (a)	13,340,503
13,230	Costco Wholesale Corp.	12,963,812
7,341	MercadoLibre, Inc. (a)	14,110,797

		40,415,112

Machinery Manufacturing - 3.2%
77,169	Applied Materials, Inc.	13,917,429
17,892	ASML Holding NV ADR (Netherlands)	13,227,734
313,103	Baker Hughes Co.	14,459,097

		41,604,260

Management of Companies and Enterprises - 1.2%
95,529	ARM Holdings PLC ADR (United Kingdom)(a)(b)	15,241,652

Merchant Wholesalers, Durable Goods - 3.1%
216,844	Copart, Inc. (a)	12,561,773
168,732	Fastenal Co. (b)	12,357,932
20,060	KLA-Tencor Corp.	14,809,094

		39,728,799

Miscellaneous Manufacturing - 2.1%
157,724	DexCom, Inc. (a)	13,695,175
24,070	Intuitive Surgical, Inc. (a)	13,765,152

		27,460,327

Motion Picture and Sound Recording Industries - 1.0%
13,887	Netflix, Inc. (a)	13,564,266

Motor Vehicle and Parts Dealers - 1.0%
10,357	O’Reilly Automotive, Inc. (a)	13,406,308

Oil and Gas Extraction - 1.0%
81,481	Diamondback Energy, Inc.	13,392,217

Performing Arts, Spectator Sports, and Related Industries - 0.8%
85,418	Electronic Arts, Inc.	10,498,726

Professional, Scientific, and Technical Services - 14.3%
37,024	AppLovin Corp. (a)	13,683,700
49,070	Atlassian Corp. (a)	15,053,695
72,335	CDW Corp.	14,404,792
159,338	Cognizant Technology Solutions Corp. Class A	13,162,912
30,624	IDEXX Laboratories, Inc. (a)	12,924,859
112,818	Marvell Technology, Inc.	12,732,639

Direxion NASDAQ-100® Equal Weighted Index Shares
Schedule of Investments (Unaudited)
January 31, 2025

21,569	Meta Platforms, Inc.	14,864,923
156,728	Palantir Technologies, Inc. (a)	12,928,493
90,469	Paychex, Inc.	13,359,557
69,374	Take-Two Interactive Software, Inc. (a)	12,869,571
100,989	The Trade Desk, Inc. (a)	11,985,375
45,599	Verisk Analytics, Inc. Class A	13,106,977
46,239	Workday, Inc. (a)	12,117,392
67,375	Zscaler, Inc. (a)	13,649,501

		186,844,386

Publishing Industries - 9.6%
28,230	Adobe, Inc. (a)	12,349,213
37,310	Ansys, Inc. (a)	13,077,155
42,349	Autodesk, Inc. (a)	13,184,938
41,874	Cadence Design Systems, Inc. (a)	12,462,540
34,849	CrowdStrike Holdings, Inc. (a)	13,872,341
84,467	Datadog, Inc. (a)	12,054,286
19,620	Intuit, Inc.	11,801,626
28,915	Microsoft Corp.	12,001,460
34,662	MicroStrategy, Inc. Class A (a)	11,604,491
25,652	Synopsys, Inc. (a)	13,479,613

		125,887,663

Rail Transportation - 1.0%
396,364	CSX Corp.	13,028,485

Telecommunications - 2.0%
144,891	PayPal Holdings, Inc. (a)	12,834,445
57,305	T-Mobile US, Inc.	13,350,346

		26,184,791

Transportation Equipment Manufacturing - 2.9%
55,293	Honeywell International, Inc.	12,370,150
119,864	Paccar, Inc.	13,290,521
29,982	Tesla, Inc. (a)	12,130,717

		37,791,388

Truck Transportation - 1.0%
69,601	Old Dominion Freight Line, Inc.	12,918,642

Utilities - 4.3%
136,111	American Electric Power Co., Inc.	13,387,878
55,610	Constellation Energy Corp.	16,681,888
341,016	Exelon Corp.	13,640,640
187,306	Xcel Energy, Inc. (b)	12,586,963

		56,297,369

Web Search Portals, Libraries, Archives, and Other Information Services - 1.0%
176,713	CoStar Group, Inc. (a)	13,536,215

	TOTAL COMMON STOCKS (Cost $1,292,569,801)	$1,306,732,820

SHORT TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
5,619,701	Dreyfus Government Cash Management Institutional Shares, 4.26% (c)(d)	$5,619,701

	TOTAL SHORT TERM INVESTMENTS (Cost $5,619,701)	$5,619,701

	TOTAL INVESTMENTS (Cost $1,298,189,502) - 100.3%	$1,312,352,521
	Liabilities in Excess of Other Assets - (0.3)%	(4,741,714)

	TOTAL NET ASSETS - 100.0%	$1,307,610,807

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non - income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven - day yield at January 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.

ADR - American Depository Receipt

Direxion Work From Home ETF
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
COMMON STOCKS - 99.8%
Administrative and Support Services - 5.7%
7,218	Cloudflare, Inc. (a)	$998,971
24,370	SentinelOne, Inc. (a)	583,662

		1,582,633

Computer and Electronic Product Manufacturing - 19.1%
3,600	Alphabet, Inc.	734,472
3,654	Broadcom, Inc.	808,520
11,333	Cisco Systems, Inc.	686,780
7,327	Fortinet, Inc. (a)	739,148
2,760	International Business Machines Corp.	705,732
4,729	NetApp, Inc.	577,411
3,255	Palto Alto Networks, Inc. (a)	600,287
51,813	Xerox Corp.	442,483

		5,294,833

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 2.4%
19,321	RingCentral, Inc. (a)	672,757

Food Services and Drinking Places - 2.6%
16,430	JOYY, Inc. ADR (a)	712,241

General Merchandise Retailers - 2.8%
3,249	Amazon.com, Inc. (a)	772,222

Merchant Wholesalers, Durable Goods - 2.5%
4,878	TD SYNNEX Corp.	695,164

Professional, Scientific, and Technical Services - 32.2%
3,470	Atlassian Corp. (a)	1,064,527
15,697	DigitalOcean Holdings, Inc. (a)	651,111
90,840	Hello Group, Inc. ADR	653,140
7,947	Marvell Technology, Inc.	896,898
1,099	Meta Platforms, Inc.	757,409
27,039	NetScout Systems, Inc. (a)	644,610
4,002	Oracle Corp.	680,580
8,296	Pegasystems, Inc.	898,374
674	ServiceNow, Inc. (a)	686,388
2,178	Workday, Inc. (a)	570,767
8,259	Zoom Video Communications, Inc. (a)	718,037
3,585	Zscaler, Inc. (a)	726,285

		8,948,126

Publishing Industries - 27.8%
979	Adobe, Inc. (a)	428,263
17,135	Box, Inc. (a)	572,138
2,171	CrowdStrike Holdings, Inc. (a)	864,210
2,034	CyberArk Software Ltd. ADR (Israel)(a)	754,573
5,184	Datadog, Inc. (a)	739,809
9,809	DocuSign, Inc. (a)	948,825
1,140	HubSpot, Inc. (a)	888,664
1,377	Microsoft Corp.	571,538
7,484	Okta, Inc. (a)	705,142
2,274	Salesforce, Inc.	777,026
10,231	Varonis Systems, Inc. (a)	464,078

		7,714,266

Telecommunications - 4.7%
276,082	Altice USA, Inc. (a)	775,791
13,578	Verizon Communications, Inc.	534,837

		1,310,628

	TOTAL COMMON STOCKS (Cost $24,751,190)	$27,702,870

SHORT TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
58,444	Dreyfus Government Cash Management Institutional Shares, 4.26% (b)	$58,444

	TOTAL SHORT TERM INVESTMENTS (Cost $58,444)	$58,444

	TOTAL INVESTMENTS (Cost $24,809,634) - 100.0%	$27,761,314
	Liabilities in Excess of Other Assets - (0.0)% (†)	(8,481)

	TOTAL NET ASSETS - 100.0%	$27,752,833

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)	Less than 0.05%.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2025.

ADR - American Depository Receipt

Direxion Daily S&P 500® Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 79.5%
Money Market Funds - 79.5%
110,810,592	Dreyfus Government Cash Management Institutional Shares, 4.26% (a)	$110,810,592
22,797,652	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (a)	22,797,652

	TOTAL SHORT TERM INVESTMENTS (Cost $133,608,244) (b)	$133,608,244

	TOTAL INVESTMENTS (Cost $133,608,244) - 79.5%	$133,608,244
	Other Assets in Excess of Liabilities - 20.5%	34,370,059

	TOTAL NET ASSETS - 100.0%	$167,978,303

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $26,561,951.

Short Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

4.7500% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	UBS Securities LLC	12/17/2025	4,125	$24,958,766	$160,753

5.0100% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	Barclays	12/22/2025	23,684	141,987,657	(660,200)

					$166,946,423	$(499,447)

Direxion Daily AAPL Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 64.5%
Money Market Funds - 64.5%
18,394,736	Dreyfus Government Cash Management Institutional Shares, 4.26% (a)	$18,394,736
1,296,976	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (a)	1,296,976
310,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (a)	310,000
4,773,884	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (a)	4,773,884

	TOTAL SHORT TERM INVESTMENTS (Cost $24,775,596) (b)	$24,775,596

	TOTAL INVESTMENTS (Cost $24,775,596) - 64.5%	$24,775,596
	Other Assets in Excess of Liabilities - 35.5%	13,651,479

	TOTAL NET ASSETS - 100.0%	$38,427,075

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,555,100.

Short Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

3.6000% representing 1 month SOFR rate + spread	Total return of common shares of Apple, Inc.	BNP Paribas	12/5/2025	18,193	$4,523,947	$248,334

5.3800% representing 1 month SOFR rate + spread	Total return of common shares of Apple, Inc.	Goldman Sachs	12/10/2025	18,359	4,514,934	212,689

2.8500% representing 1 month SOFR rate + spread	Total return of common shares of Apple, Inc.	Bank of America Merrill Lynch	12/11/2025	17,746	4,412,054	238,338

2.3500% representing 1 month SOFR rate + spread	Total return of common shares of Apple, Inc.	Citibank N.A.	12/19/2025	63,390	15,421,176	490,285

6.5000% representing 1 month SOFR rate + spread	Total return of common shares of Apple, Inc.	Barclays	12/22/2025	45,148	10,731,469	79,854

					$39,603,580	$1,269,500

Direxion Daily AMZN Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 128.0%
Money Market Funds - 128.0%
2,949,622	Dreyfus Government Cash Management Institutional Shares, 4.26% (a)	$2,949,622
1,817,190	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (a)	1,817,190

	TOTAL SHORT TERM INVESTMENTS (Cost $4,766,812) (b)	$4,766,812

	TOTAL INVESTMENTS (Cost $4,766,812) - 128.0%	$4,766,812
	Liabilities in Excess of Other Assets - (28.0)%	(1,041,402)

	TOTAL NET ASSETS - 100.0%	$3,725,410

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,817,190.

Short Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

5.3800% representing 1 month SOFR rate + spread	Total return of common shares of Amazon.com, Inc.	Goldman Sachs	12/10/2025	1	$226	$(11)

2.8500% representing 1 month SOFR rate + spread	Total return of common shares of Amazon.com, Inc.	Bank of America Merrill Lynch	12/11/2025	6,969	1,594,225	(56,029)

2.3500% representing 1 month SOFR rate + spread	Total return of common shares of Amazon.com, Inc.	Citibank N.A.	12/19/2025	8,703	1,933,551	(128,173)

					$3,528,002	$(184,213)

Direxion Daily AVGO Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 96.3%
Money Market Funds - 96.3%
1,714,992	Dreyfus Government Cash Management Institutional Shares, 4.26% (a)	$1,714,992
482,277	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (a)	482,277
190,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (a)	190,000
698,471	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (a)	698,471

	TOTAL SHORT TERM INVESTMENTS (Cost $3,085,740) (b)	$3,085,740

	TOTAL INVESTMENTS (Cost $3,085,740) - 96.3%	$3,085,740
	Other Assets in Excess of Liabilities - 3.7%	117,301

	TOTAL NET ASSETS - 100.0%	$3,203,041

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,370,747.

ShortTotal Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

2.8500% representing 1 month SOFR rate + spread	Total return of common shares of Broadcom Inc.	Bank of America Merrill Lynch	12/11/2025	1,590	$291,288	$(60,274)

2.3500% representing 1 month SOFR rate + spread	Total return of common shares of Broadcom Inc.	Citibank N.A.	12/19/2025	4,759	1,083,280	31,211

6.5000% representing 1 month SOFR rate + spread	Total return of common shares of Broadcom Inc.	Barclays	12/22/2025	2,938	711,041	62,403

6.0000% representing 1 month SOFR rate + spread	Total return of common shares of Broadcom Inc.	Goldman Sachs	1/12/2026	5,189	1,215,446	72,459

					$3,301,055	$105,799

Direxion Daily BRKB Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 101.8%
Money Market Funds - 101.8%
2,182,395	Dreyfus Government Cash Management Institutional Shares, 4.26% (a)	$2,182,395
590,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (a)	590,000
389,773	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (a)	389,773

	TOTAL SHORT TERM INVESTMENTS (Cost $3,162,168) (b)	$3,162,168

	TOTAL INVESTMENTS (Cost $3,162,168) - 101.8%	$3,162,168
	Liabilities in Excess of Other Assets - (1.8)%	(54,927)

	TOTAL NET ASSETS - 100.0%	$3,107,241

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $979,773.

ShortTotal Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

2.8500% representing 1 month SOFR rate + spread	Total return of common shares of Berkshire Hathaway, Inc. Class B	Bank of America Merrill Lynch	12/11/2025	1,200	$553,668	$(6,464)

2.3500% representing 1 month SOFR rate + spread	Total return of common shares of Berkshire Hathaway, Inc. Class B	Citibank N.A.	12/19/2025	1,200	535,907	(24,949)

5.8500% representing 1 month SOFR rate + spread	Total return of common shares of Berkshire Hathaway, Inc. Class B	Barclays	12/22/2025	1,200	545,220	(13,735)

5.5000% representing 1 month SOFR rate + spread	Total return of common shares of Berkshire Hathaway, Inc. Class B	Goldman Sachs	1/13/2026	3,030	1,395,933	(16,497)

					$3,030,728	$(61,645)

Direxion Daily GOOGL Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 94.1%
Money Market Funds - 94.1%
2,566,925	Dreyfus Government Cash Management Institutional Shares, 4.26% (a)	$2,566,925
515,187	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (a)	515,187
904,313	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (a)	904,313

	TOTAL SHORT TERM INVESTMENTS (Cost $3,986,425) (b)	$3,986,425

	TOTAL INVESTMENTS (Cost $3,986,425) - 94.1%	$3,986,425
	Other Assets in Excess of Liabilities - 5.9%	249,009

	TOTAL NET ASSETS - 100.0%	$4,235,434

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,419,500.

Short Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

4.8500% representing 1 month SOFR rate + spread	Total return of common shares of Alphabet, Inc.	Goldman Sachs	12/10/2025	6,068	$1,064,145	$(166,667)

2.8500% representing 1 month SOFR rate + spread	Total return of common shares of Alphabet, Inc.	Bank of America Merrill Lynch	12/11/2025	6,609	1,310,639	(35,097)

2.3500% representing 1 month SOFR rate + spread	Total return of common shares of Alphabet, Inc.	Citibank N.A.	12/19/2025	8,083	1,526,464	(118,490)

					$3,901,248	$(320,254)

Direxion Daily META Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 71.7%
Money Market Funds - 71.7%
4,530,314	Dreyfus Government Cash Management Institutional Shares, 4.26% (a)	$4,530,314
540,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (a)	540,000
1,861,572	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (a)	1,861,572

	TOTAL SHORT TERM INVESTMENTS (Cost $6,931,886) (b)	$6,931,886

	TOTAL INVESTMENTS (Cost $6,931,886) - 71.7%	$6,931,886
	Other Assets in Excess of Liabilities - 28.3%	2,732,300

	TOTAL NET ASSETS - 100.0%	$9,664,186

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,401,572.

Short Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

2.8500% representing 1 month SOFR rate + spread	Total return of Meta Platforms Corporation	Bank of America Merrill Lynch	12/11/2025	2,046	$1,347,534	$(60,216)

2.3500% representing 1 month SOFR rate + spread	Total return of Meta Platforms Corporation	Citibank N.A.	12/19/2025	4,534	2,758,697	(360,741)

6.5000% representing 1 month SOFR rate + spread	Total return of Meta Platforms Corporation	Barclays	12/22/2025	2,622	1,577,078	(219,801)

3.9500% representing 1 month SOFR rate + spread	Total return of Meta Platforms Corporation	Goldman Sachs	3/3/2026	4,821	3,322,360	(178)

					$9,005,669	$(640,936)

Direxion Daily MSFT Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 72.2%
Money Market Funds - 72.2%
2,483,859	Dreyfus Government Cash Management Institutional Shares, 4.26% (a)	$2,483,859
296,074	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (a)	296,074
1,475,048	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (a)	1,475,048

	TOTAL SHORT TERM INVESTMENTS (Cost $4,254,981) (b)	$4,254,981

	TOTAL INVESTMENTS (Cost $4,254,981) - 72.2%	$4,254,981
	Other Assets in Excess of Liabilities - 27.8%	1,640,522

	TOTAL NET ASSETS - 100.0%	$5,895,503

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,771,122.

Short Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

5.3800% representing 1 month SOFR rate + spread	Total return of common shares of Microsoft Corp.	Goldman Sachs	12/10/2025	1,814	$809,080	$61,846

2.8500% representing 1 month SOFR rate + spread	Total return of common shares of Microsoft Corp.	Bank of America Merrill Lynch	12/11/2025	5,278	2,205,601	15,109

2.3500% representing 1 month SOFR rate + spread	Total return of common shares of Microsoft Corp.	Citibank N.A.	12/19/2025	7,113	3,111,156	167,781

					$6,125,837	$244,736

Direxion Daily MU Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 97.1%
Money Market Funds - 97.1%
2,830,290	Dreyfus Government Cash Management Institutional Shares, 4.26% (a)	$2,830,290
261,651	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (a)	261,651
270,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (a)	270,000
947,230	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (a)	947,230

	TOTAL SHORT TERM INVESTMENTS (Cost $4,309,171) (b)	$4,309,171

	TOTAL INVESTMENTS (Cost $4,309,171) - 97.1%	$4,309,171
	Other Assets in Excess of Liabilities - 2.9%	129,876

	TOTAL NET ASSETS - 100.0%	$4,439,047

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,478,881.

Short Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

6.2500% representing 1 month SOFR rate + spread	Total return of common shares of Micron Technology, Inc.	Goldman Sachs	12/10/2025	6,172	$634,402	$75,040

2.8500% representing 1 month SOFR rate + spread	Total return of common shares of Micron Technology, Inc.	Bank of America Merrill Lynch	12/11/2025	21,115	2,084,645	160,049

2.3500% representing 1 month SOFR rate + spread	Total return of common shares of Micron Technology, Inc.	Citibank N.A.	12/19/2025	8,822	866,813	62,993

6.5000% representing 1 month SOFR rate + spread	Total return of common shares of Micron Technology, Inc.	Barclays	12/22/2025	12,544	1,124,095	(14,077)

					$4,709,955	$284,005

Direxion Daily NFLX Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 102.7%
Money Market Funds - 102.7%
3,746,988	Dreyfus Government Cash Management Institutional Shares, 4.26% (a)	$3,746,988
484,969	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (a)	484,969
870,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (a)	870,000
834,041	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (a)	834,041

	TOTAL SHORT TERM INVESTMENTS (Cost $5,935,998) (b)	$5,935,998

	TOTAL INVESTMENTS (Cost $5,935,998) - 102.7%	$5,935,998
	Liabilities in Excess of Other Assets - (2.7)%	(154,788)

	TOTAL NET ASSETS - 100.0%	$5,781,210

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,189,009.

Short Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

6.0000% representing 1 month SOFR rate + spread	Total return of common shares of Netflix, Inc.	Goldman Sachs	12/10/2025	1,241	$1,139,623	$(64,741)

2.8500% representing 1 month SOFR rate + spread	Total return of common shares of Netflix, Inc.	Bank of America Merrill Lynch	12/11/2025	939	879,430	(34,139)

2.3500% representing 1 month SOFR rate + spread	Total return of common shares of Netflix, Inc.	Citibank N.A.	12/19/2025	851	764,041	(65,333)

6.5000% representing 1 month SOFR rate + spread	Total return of common shares of Netflix, Inc.	Barclays	12/22/2025	2,888	2,817,408	2,546

					$5,600,502	$(161,667)

Direxion Daily NVDA Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 88.4%
Money Market Funds - 88.4%
16,685,343	Dreyfus Government Cash Management Institutional Shares, 4.26% (a)	$16,685,343
2,692,298	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (a)	2,692,298
3,600,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (a)	3,600,000
764,618	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (a)	764,618

	TOTAL SHORT TERM INVESTMENTS (Cost $23,742,259) (b)	$23,742,259

	TOTAL INVESTMENTS (Cost $23,742,259) - 88.4%	$23,742,259
	Other Assets in Excess of Liabilities - 11.6%	3,110,641

	TOTAL NET ASSETS - 100.0%	$26,852,900

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,873,591.

Short Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

3.6000%representing 1 month SOFR rate + spread	Total return of common shares of NVIDIA Corp.	BNP Paribas	12/5/2025	28,150	$4,085,691	$726,225

6.0000%representing 1 month SOFR rate + spread	Total return of common shares of NVIDIA Corp.	Goldman Sachs	12/10/2025	85,259	10,370,089	147,347

2.8500%representing 1 month SOFR rate + spread	Total return of common shares of NVIDIA Corp.	Bank of America Merrill Lynch	12/11/2025	10,850	1,437,358	138,704

2.3500%representing 1 month SOFR rate + spread	Total return of common shares of NVIDIA Corp.	Citibank N.A.	12/19/2025	6,601	850,934	60,807

6.5000%representing 1 month SOFR rate + spread	Total return of common shares of NVIDIA Corp.	Barclays	12/22/2025	92,791	12,902,646	1,836,511

					$29,646,718	$2,909,594

Direxion Daily PLTR Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 87.3%
Money Market Funds - 87.3%
7,139,125	Dreyfus Government Cash Management Institutional Shares, 4.26% (a)	$7,139,125
2,990,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (a)	2,990,000
660,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (a)	660,000
1,016,611	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (a)	1,016,611

	TOTAL SHORT TERM INVESTMENTS (Cost $11,805,736) (b)	$11,805,736

	TOTAL INVESTMENTS (Cost $11,805,736) - 87.3%	$11,805,736
	Other Assets in Excess of Liabilities - 12.7%	1,715,175

	TOTAL NET ASSETS - 100.0%	$13,520,911

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,666,611.

Short Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

2.8500%representing 1 month SOFR rate + spread	Total return of common shares of Palantir Technologies, Inc.	Bank of America Merrill Lynch	12/11/2025	19,691	$1,562,218	$(60,681)

2.3500%representing 1 month SOFR rate + spread	Total return of common shares of Palantir Technologies, Inc.	Citibank N.A.	12/19/2025	10,336	693,491	(158,100)

5.8500%representing 1 month SOFR rate + spread	Total return of common shares of Palantir Technologies, Inc.	Barclays	12/22/2025	56,626	4,518,020	(146,568)

6.0000%representing 1 month SOFR rate + spread	Total return of common shares of Palantir Technologies, Inc.	Goldman Sachs	1/13/2026	77,259	5,800,508	(550,111)

					$12,574,237	$(915,460)

Direxion Daily TSLA Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 97.3%
Money Market Funds - 97.3%
38,697,092	Dreyfus Government Cash Management Institutional Shares, 4.26% (a)	$38,697,092
7,172,555	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (a)	7,172,555
10,683,354	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (a)	10,683,354

	TOTAL SHORT TERM INVESTMENTS (Cost $56,553,001) (b)	$56,553,001

	TOTAL INVESTMENTS (Cost $56,553,001) - 97.3%	$56,553,001
	Other Assets in Excess of Liabilities - 2.7%	1,569,156

	TOTAL NET ASSETS - 100.0%	$58,122,157

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $23,229,471.

Short Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

3.6000% representing 1 month SOFR rate + spread	Total return of common shares of Tesla, Inc.	BNP Paribas	12/5/2025	22,342	$7,996,872	$(1,002,056)

2.8500% representing 1 month SOFR rate + spread	Total return of common shares of Tesla, Inc.	Bank of America Merrill Lynch	12/11/2025	27,777	11,624,530	426,194

2.3500% representing 1 month SOFR rate + spread	Total return of common shares of Tesla, Inc.	Citibank N.A.	12/19/2025	44,166	19,171,665	1,348,132

6.2500% representing 1 month SOFR rate + spread	Total return of common shares of Tesla, Inc.	Goldman Sachs	2/3/2026	49,368	19,641,226	(284,594)

					$58,434,293	$487,676

Direxion Daily TSM Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 98.2%
Money Market Funds - 98.2%
3,960,914	Dreyfus Government Cash Management Institutional Shares, 4.26% (a)	$3,960,914
1,157,332	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (a)	1,157,332
240,699	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (a)	240,699

	TOTAL SHORT TERM INVESTMENTS (Cost $5,358,945) (b)	$5,358,945

	TOTAL INVESTMENTS (Cost $5,358,945) - 98.2%	$5,358,945
	Other Assets in Excess of Liabilities - 1.8%	98,391

	TOTAL NET ASSETS - 100.0%	$5,457,336

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,292,706.

Short Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

3.6000% representing 1 month SOFR rate + spread	Total return of common shares of Taiwan Semiconductor Manufacturing Co Ltd	BNP Paribas	12/5/2025	8,229	$1,596,599	$(124,724)

6.2500% representing 1 month SOFR rate + spread	Total return of common shares of Taiwan Semiconductor Manufacturing Co Ltd	Goldman Sachs	12/10/2025	12,843	2,818,117	135,985

2.8500% representing 1 month SOFR rate + spread	Total return of common shares of Taiwan Semiconductor Manufacturing Co Ltd	Bank of America Merrill Lynch	12/11/2025	4,327	877,733	(26,700)

2.3500% representing 1 month SOFR rate + spread	Total return of common shares of Taiwan Semiconductor Manufacturing Co Ltd	Citibank N.A.	12/19/2025	673	132,361	(8,205)

					$5,424,810	$(23,644)

Direxion Daily Crypto Industry Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 103.6%
Money Market Funds - 103.6%
2,021,157	Dreyfus Government Cash Management Institutional Shares, 4.26% (a)	$2,021,157
470,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (a)	470,000
329,583	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (a)	329,583

	TOTAL SHORT TERM INVESTMENTS (Cost $2,820,740) (b)	$2,820,740

	TOTAL INVESTMENTS (Cost $2,820,740) - 103.6%	$2,820,740
	Liabilities in Excess of Other Assets - (3.6)%	(98,869)

	TOTAL NET ASSETS - 100.0%	$2,721,871

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $799,583.

Short Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

5.0500% representing 1 month SOFR rate + spread	Total return of Solactive Distributed Ledger & Decentralized Payment Tech Index	Bank of America Merrill Lynch	12/11/2025	253	$1,110,653	$(22,832)

5.0100% representing 1 month SOFR rate + spread	Total return of Solactive Distributed Ledger & Decentralized Payment Tech Index	Barclays	12/22/2025	352	1,502,612	(72,334)

					$2,613,265	$(95,166)

Direxion Daily Magnificent 7 Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 98.9%
Money Market Funds - 98.9%

1,336,161	Dreyfus Government Cash Management Institutional Shares, 4.26% (a)	$1,336,161
335,976	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (a)	335,976
369,824	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (a)	369,824
5	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (a)	5

	TOTAL SHORT TERM INVESTMENTS (Cost $2,041,966) (b)	$2,041,966

	TOTAL INVESTMENTS (Cost $2,041,966) - 98.9%	$2,041,966
	Other Assets in Excess of Liabilities - 1.1%	22,870

	TOTAL NET ASSETS - 100.0%	$2,064,836

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $705,805.

Short Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

4.8000% representing 1 month SOFR rate + spread	Total return of Indxx Magnificent 7 Index	Goldman Sachs	12/10/2025	100	$780,061	$1,260

5.0300% representing 1 month SOFR rate + spread	Total return of Indxx Magnificent 7 Index	Barclays	12/22/2025	164	1,298,596	23,227

					$2,078,657	$24,487

Direxion Daily AAPL Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
COMMON STOCKS - 11.7%
Computer and Electronic Product Manufacturing - 11.7%
65,365	Apple, Inc.	$15,426,140

	TOTAL COMMON STOCKS (Cost $14,886,440)	$15,426,140

SHORT TERM INVESTMENTS - 106.8%
60,184,467	Dreyfus Government Cash Management Institutional Shares, 4.26% (a)	$60,184,467
22,753,317	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (a)	22,753,317
15,040,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (a)	15,040,000
42,679,094	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (a)	42,679,094

	TOTAL SHORT TERM INVESTMENTS (Cost $140,656,878)	$140,656,878

	TOTAL INVESTMENTS (Cost $155,543,318) - 118.5% (b)	$156,083,018
	Liabilities in Excess of Other Assets - (18.5)%	(24,413,350)

	TOTAL NET ASSETS - 100.0%	$131,669,668

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $104,997,986.

Long Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of common shares of Apple, Inc.	8.1000% representing 1 month SOFR rate + spread	BNP Paribas	12/05/2025	206,385	$47,715,549	$721,398

Total return of common shares of Apple, Inc.	6.0700% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2025	234,419	57,052,479	(2,242,111)

Total return of common shares of Apple, Inc.	7.3500% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2025	215,825	48,135,185	2,661,049

Total return of common shares of Apple, Inc.	7.6000% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2025	228,370	53,786,658	(301,414)

Total return of common shares of Apple, Inc.	7.3100% representing 1 month SOFR rate + spread	Barclays	12/22/2025	165,515	36,929,338	1,998,701

					$243,619,209	$2,837,623

Direxion Daily AMZN Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
COMMON STOCKS - 15.8%
General Merchandise Retailers - 15.8%
143,575	Amazon.com, Inc. (a)	$34,124,906

	TOTAL COMMON STOCKS (Cost $26,816,236)	$34,124,906

SHORT TERM INVESTMENTS - 76.3%
37,700,694	Dreyfus Government Cash Management Institutional Shares, 4.26% (b)	$37,700,694
34,893,155	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (b)	34,893,155
92,750,725	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (b)	92,750,725

	TOTAL SHORT TERM INVESTMENTS (Cost $165,344,574)	$165,344,574

	TOTAL INVESTMENTS (Cost $192,160,810) - 92.1% (c)	$199,469,480
	Other Assets in Excess of Liabilities - 7.9%	17,164,311

	TOTAL NET ASSETS - 100.0%	$216,633,791

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $151,479,619.

Long Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of common shares of Amazon.com, Inc.	6.1000% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2025	530,000	$121,788,290	$3,476,648

Total return of common shares of Amazon.com, Inc.	7.3500% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2025	595,233	137,020,446	3,040,538

Total return of common shares of Amazon.com, Inc.	8.1000% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2025	554,151	131,710,610	(1,236,696)

					$390,519,346	$5,280,490

Direxion Daily AVGO Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
COMMON STOCKS - 17.5%
Computer and Electronic Product Manufacturing - 17.5%
41,745	Broadcom Inc.	$9,236,916

	TOTAL COMMON STOCKS (Cost $9,600,956)	$9,236,916

SHORT TERM INVESTMENTS - 94.4%
11,274,597	Dreyfus Government Cash Management Institutional Shares, 4.26% (a)	$11,274,597
14,855,953	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (a)	14,855,953
19,490,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (a)	19,490,000
4,366,944	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (a)	4,366,944

	TOTAL SHORT TERM INVESTMENTS (Cost $49,987,494)	$49,987,494

	TOTAL INVESTMENTS (Cost $59,588,450) - 111.9% (b)	$59,224,410
	Liabilities in Excess of Other Assets - (11.9)%	(6,281,575)

	TOTAL NET ASSETS - 100.0%	$52,942,835

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $38,712,897.

Long Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of common shares of Broadcom Inc.	7.3500% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2025	24,033	$4,402,846	$883,061

Total return of common shares of Broadcom Inc.	8.1000% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2025	28,769	6,397,663	(74,632)

Total return of common shares of Broadcom Inc.	6.9300% representing 1 month SOFR rate + spread	Barclays	12/22/2025	265,633	59,344,314	(819,404)

Total return of common shares of Broadcom Inc.	7.2800% representing 1 month SOFR rate + spread	Goldman Sachs	1/12/2026	118,353	28,231,388	(2,229,122)

					$98,376,21	$(2,240,097)

Direxion Daily BRKB Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
COMMON STOCKS - 15.0%
Insurance Carriers and Related Activities - 15.0%
3,027	Berkshire Hathaway, Inc. Class B(a)	$1,418,664

	TOTAL COMMON STOCKS (Cost $1,374,722)	$1,418,664

SHORT TERM INVESTMENTS - 82.4%
1,900,197	Dreyfus Government Cash Management Institutional Shares, 4.26% (b)	$1,900,197
3,280,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (b)	3,280,000
770,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (b)	770,000
1,832,988	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (b)	1,832,988

	TOTAL SHORT TERM INVESTMENTS (Cost $7,783,185)	$7,783,185

	TOTAL INVESTMENTS (Cost $9,157,907) - 97.4% (c)	$9,201,849
	Other Assets in Excess of Liabilities - 2.6%	245,906

	TOTAL NET ASSETS -100.0%	$9,447,755

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,882,988.

Long Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of common shares of Berkshire Hathaway, Inc. Class B	7.3500% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2025	5,700	$2,602,534	$43,262

Total return of common shares of Berkshire Hathaway, Inc. Class B	7.6000% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2025	5,700	2,551,243	96,640

Total return of common shares of Berkshire Hathaway, Inc. Class B	7.3500% representing 1 month SOFR rate + spread	Barclays	12/22/2025	5,700	2,589,795	61,032

Total return of common shares of Berkshire Hathaway, Inc. Class B	6.6300% representing 1 month SOFR rate + spread	Goldman Sachs	3/3/2026	20,190	9,477,292	(18,281)

					$17,220,864	$182,653

Direxion Daily GOOGL Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
COMMON STOCKS - 7.1%
Web Search Portals, Libraries, Archives, and Other Information Services - 7.1%
59,491	Alphabet, Inc.	$12,137,353

	TOTAL COMMON STOCKS (Cost $10,089,208)	$12,137,353

SHORT TERM INVESTMENTS - 89.7%
85,460,726	Dreyfus Government Cash Management Institutional Shares, 4.26% (a)	$85,460,726
21,111,912	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (a)	21,111,912
47,021,559	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (a)	47,021,559

	TOTAL SHORT TERM INVESTMENTS (Cost $153,594,197)	$153,594,197

	TOTAL INVESTMENTS (Cost $163,683,405) - 96.8% (b)	$165,731,550
	Other Assets in Excess of Liabilities - 3.2%	5,423,646

	TOTAL NET ASSETS - 100.0%	$171,155,196

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $110,713,436.

Long Total Return Swap Contracts (Unaudited)

January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of common shares of Alphabet, Inc.	7.3500% representing 1 month SOFR rate + spread	Nomura	12/10/2025	530,000	$99,910,300	$7,342,585

Total return of common shares of Alphabet, Inc.	7.3500% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2025	350,501	68,865,457	2,190,799

Total return of common shares of Alphabet, Inc.	7.6000% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2025	387,552	73,014,797	5,374,350

Total return of common shares of Alphabet, Inc.	7.3500% representing 1 month SOFR rate + spread	Barclays	12/22/2025	350,278	68,174,607	2,747,068

					$309,965,161	$17,654,802

Direxion Daily META Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
COMMON STOCKS - 6.8%
Professional, Scientific, and Technical Services - 6.8%
7,011	Meta Platforms, Inc.	$4,831,841

	TOTAL COMMON STOCKS (Cost $4,146,060)	$4,831,841

SHORT TERM INVESTMENTS - 91.2%
18,507,564	Dreyfus Government Cash Management Institutional Shares, 4.26% (a)	$18,507,564
7,182,635	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (a)	7,182,635
10,252,449	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (a)	10,252,449
29,194,863	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (a)	29,194,863

	TOTAL SHORT TERM INVESTMENTS (Cost $65,137,511)	$65,137,511

	TOTAL INVESTMENTS (Cost $69,283,571) - 98.0% (b)	$69,969,352
	Other Assets in Excess of Liabilities - 2.0%	1,454,402

	TOTAL NET ASSETS - 100.0%	$71,423,754

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $46,629,946.

Long Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of common shares of Meta Platforms Corporation	7.3500% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2025	29,665	$18,469,213	$1,821,186

Total return of common shares of Meta Platforms Corporation	7.3500% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2025	60,847	39,279,172	2,411,084

Total return of common shares of Meta Platforms Corporation	8.1000% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2025	60,033	41,242,672	121,638

Total return of common shares of Meta Platforms Corporation	7.2900% representing 1 month SOFR rate + spread	Barclays	12/22/2025	49,714	30,180,831	3,895,919

					$129,171,888	$8,249,827

Direxion Daily MSFT Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
COMMON STOCKS - 15.4%
Publishing Industries - 15.4%
60,201	Microsoft Corp.	$24,987,027

	TOTAL COMMON STOCKS (Cost $25,350,735)	$24,987,027

SHORT TERM INVESTMENTS - 94.0%
43,851,233	Dreyfus Government Cash Management Institutional Shares, 4.26% (a)	$43,851,233
32,870,230	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (a)	32,870,230
18,990,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (a)	18,990,000
57,134,519	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (a)	57,134,519

	TOTAL SHORT TERM INVESTMENTS (Cost $152,845,982)	$152,845,982

	TOTAL INVESTMENTS (Cost $178,196,717) - 109.4% (b)	$177,833,009
	Liabilities in Excess of Other Assets - (9.4)%	(15,190,866)

	TOTAL NET ASSETS - 100.0%	$162,642,143

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $108,994,749.

Long Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of common shares of Microsoft Corp.	6.0900% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2025	206,593	$92,167,165	$(7,145,689)

Total return of common shares of Microsoft Corp.	7.3500% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2025	234,347	98,356,936	(1,296,888)

Total return of common shares of Microsoft Corp.	7.6000% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2025	154,335	67,504,586	(4,074,360)

Total return of common shares of Microsoft Corp.	7.3500% representing 1 month SOFR rate + spread	Barclays	12/22/2025	128,210	55,803,403	(3,032,275)

					$313,832,090	$(15,549,212)

Direxion Daily MU Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
COMMON STOCKS - 17.2%
Computer and Electronic Product Manufacturing - 17.2%
36,349	Micron Technology, Inc.	$3,316,482

	TOTAL COMMON STOCKS (Cost $3,785,198)	$3,316,482

SHORT TERM INVESTMENT - 94.0%
3,116,031	Dreyfus Government Cash Management Institutional Shares, 4.26% (a)	$3,116,031
4,149,166	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (a)	4,149,166
2,900,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (a)	2,900,000
7,910,046	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (a)	7,910,046

	TOTAL SHORT TERM INVESTMENTS (Cost $18,075,243)	$18,075,243

	TOTAL INVESTMENTS (Cost $21,860,441) - 111.2% (b)	$21,391,725
	Liabilities in Excess of Other Assets - (11.2)%	(2,159,204)

	TOTAL NET ASSETS - 100.0%	$19,232,521

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $14,959,213.

Long Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of common shares of Micron Technology, Inc.	7.9700% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2025	94,380	$9,278,299	$(737,864)

Total return of common shares of Micron Technology, Inc.	7.3500% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2025	68,464	6,221,377	612

Total return of common shares of Micron Technology, Inc.	8.1000% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2025	116,408	12,036,463	(1,517,360)

Total return of common shares of Micron Technology, Inc.	7.2200% representing 1 month SOFR rate + spread	Barclays	12/22/2025	105,979	9,508,436	99,009

					$37,044,575	$(2,155,603)

Direxion Daily NFLX Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
COMMON STOCKS - 6.6%
Motion Picture and Sound Recording Industries - 6.6%
1,980	Netflix, Inc. (a)	$1,933,985

	TOTAL COMMON STOCKS (Cost $1,693,366)	$1,933,985

SHORT TERM INVESTMENTS - 93.1%
7,350,601	Dreyfus Government Cash Management Institutional Shares, 4.26% (b)	$7,350,601
1,405,132	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (b)	1,405,132
6,399,703	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (b)	6,399,703
12,240,310	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (b)	12,240,310

	TOTAL SHORT TERM INVESTMENTS (Cost $27,395,746)	$27,395,746

	TOTAL INVESTMENTS (Cost $29,089,112) - 99.7% (c)	$29,329,731
	Other Assets in Excess of Liabilities - 0.3%	94,268

	TOTAL NET ASSETS - 100.0%	$29,423,999

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $20,045,145.

Long Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of common shares of Netflix, Inc.	6.8100% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2025	3,204	$2,927,463	$172,378

Total return of common shares of Netflix, Inc.	7.3500% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2025	18,694	16,577,581	1,605,570

Total return of common shares of Netflix, Inc.	8.1000% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2025	14,287	12,396,461	1,518,655

Total return of common shares of Netflix, Inc.	7.1100% representing 1 month SOFR rate + spread	Barclays	12/22/2025	22,083	20,453,850	1,006,249

					$52,355,355	$4,302,852

Direxion Daily NVDA Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
COMMON STOCKS - 17.6%
Computer and Electronic Product Manufacturing - 17.6%
793,619	NVIDIA Corp.	$95,289,833

	TOTAL COMMON STOCKS (Cost $88,970,421)	$95,289,833

SHORT TERM INVESTMENTS - 106.6%
283,221,596	Dreyfus Government Cash Management Institutional Shares, 4.26% (a)	$283,221,596
131,907,886	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (a)	131,907,886
27,061,564	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (a)	27,061,564
134,572,135	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (a)	134,572,135

	TOTAL SHORT TERM INVESTMENTS (Cost $576,763,181)	$576,763,181

	TOTAL INVESTMENTS (Cost $665,733,602) - 124.2% (b)	$672,053,014
	Liabilities in Excess of Other Assets - (24.2)%	(131,182,107)

	TOTAL NET ASSETS - 100.0%	$540,870,907

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $489,552,675.

Long Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of common shares of NVIDIA Corp.	8.1000% representing 1 month SOFR rate + spread	BNP Paribas	12/05/2025	460,122	$66,782,107	$(12,339,408)

Total return of common shares of NVIDIA Corp.	7.3400% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2025	1,795,290	241,012,644	(27,110,287)

Total return of common shares of NVIDIA Corp.	8.1000% representing 1 month SOFR rate + spread	Nomura	12/10/2025	2,750,000	359,370,000	(32,639,826)

Total return of common shares of NVIDIA Corp.	7.3500% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2025	2,168,866	296,154,555	(37,864,895)

Total return of common shares of NVIDIA Corp.	8.1000% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2025	501,386	64,633,669	(5,072,999)

Total return of common shares of NVIDIA Corp.	7.3500% representing 1 month SOFR rate + spread	Barclays	12/22/2025	539,998	73,988,891	(9,513,791)

					$1,101,941,866	$(124,541,206)

Direxion Daily PLTR Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
COMMON STOCKS - 6.7%
Professional, Scientific, and Technical Services - 6.7%
47,975	Palantir Technologies, Inc. (a)	$3,957,458

	TOTAL COMMON STOCKS (Cost $3,419,797)	$3,957,458

SHORT TERM INVESTMENTS - 92.3%
13,445,791	Dreyfus Government Cash Management Institutional Shares, 4.26% (b)	$13,445,791
15,320,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (b)	15,320,000
4,200,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (b)	4,200,000
21,454,228	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (b)	21,454,228

	TOTAL SHORT TERM INVESTMENTS (Cost $54,420,019)	$54,420,019

	TOTAL INVESTMENTS (Cost $57,839,816) - 99.0% (c)	$58,377,477
	Other Assets in Excess of Liabilities - 1.0%	561,572

	TOTAL NET ASSETS - 100.0%	$58,939,049

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $40,974,228.

Long Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of common shares of Palantir Technologies, Inc.	7.3500% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2025	631,003	$52,051,437	$(275,811)

Total return of common shares of Palantir Technologies, Inc.	8.1000% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2025	104,067	7,310,855	1,239,433

Total return of common shares of Palantir Technologies, Inc.	7.3500% representing 1 month SOFR rate + spread	Barclays	12/22/2025	196,593	15,668,087	522,326

Total return of common shares of Palantir Technologies, Inc.	7.1800% representing 1 month SOFR rate + spread	Goldman Sachs	1/13/2026	449,350	31,835,601	5,014,086

					$106,865,980	$6,500,034

Direxion Daily TSLA Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
COMMON STOCKS - 20.0%
Transportation Equipment Manufacturing - 20.0%
2,580,512	Tesla, Inc. (a)	$1,044,075,155

	TOTAL COMMON STOCKS (Cost $833,111,260)	$1,044,075,155

SHORT TERM INVESTMENTS - 91.4%
1,812,655,141	Dreyfus Government Cash Management Institutional Shares, 4.26% (b)	$1,812,655,141
848,473,610	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (b)	848,473,610
357,687,697	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (b)	357,687,697
1,759,139,878	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (b)	1,759,139,878

	TOTAL SHORT TERM INVESTMENTS (Cost $4,777,956,326)	$4,777,956,326

	TOTAL INVESTMENTS (Cost $5,611,067,586) - 111.4% (c)	$5,822,031,481
	Liabilities in Excess of Other Assets - (11.4)%	(593,198,960)

	TOTAL NET ASSETS - 100.0%	$5,228,832,521

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,233,872,886.

Long Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of common shares of Tesla, Inc.	8.1000% representing 1 month SOFR rate + spread	BNP Paribas	12/05/2025	601,409	$232,426,148	$9,117,749

Total return of common shares of Tesla, Inc.	8.0700% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2025	4,875,678	2,043,544,097	(79,866,004)

Total return of common shares of Tesla, Inc.	9.3500% representing 1 month SOFR rate + spread	Nomura	12/10/2025	5,719,189	2,494,538,666	(208,430,003)

Total return of common shares of Tesla, Inc.	7.8500% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2025	5,218,953	2,206,806,187	(115,644,768)

Total return of common shares of Tesla, Inc.	8.1000% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2025	4,422,750	1,911,505,657	(137,233,714)

Total return of common shares of Tesla, Inc.	8.3500% representing 1 month SOFR rate + spread	Barclays	12/22/2025	2,428,302	1,031,449,295	(55,819,578)

					$9,920,270,050	$(587,876,318)

Direxion Daily TSM Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
COMMON STOCKS - 13.8%
Computer and Electronic Product Manufacturing - 13.8%
72,591	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	$15,194,748

	TOTAL COMMON STOCKS (Cost $14,792,541)	$15,194,748

SHORT TERM INVESTMENTS - 89.3%
28,243,992	Dreyfus Government Cash Management Institutional Shares, 4.26% (a)	$28,243,992
31,711,502	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (a)	31,711,502
38,293,962	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (a)	38,293,962

	TOTAL SHORT TERM INVESTMENTS (Cost $98,249,456)	$98,249,456

	TOTAL INVESTMENTS (Cost $113,041,997) - 103.1% (b)	$113,444,204
	Liabilities in Excess of Other Assets - (3.1)%	(3,373,796)

	TOTAL NET ASSETS - 100.0%	$110,070,408

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $86,475,804.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	8.1000% representing 1 month SOFR rate + spread	BNP Paribas	12/05/2025	158,277	$31,483,392	$1,564,101

Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	7.3500% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2025	257,933	50,240,524	3,362,324

Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	8.1000% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2025	182,037	35,599,156	2,151,924

Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	8.0500% representing 1 month SOFR rate + spread	Goldman Sachs	1/12/2026	380,852	76,788,921	2,587,251

					$194,111,993	$9,665,600

Direxion Daily CSI 300 China A Share Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
INVESTMENT COMPANIES - 39.6%
4,016,695	Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF (a)	$104,434,070

	TOTAL INVESTMENT COMPANIES (Cost $122,891,022)	$104,434,070

SHORT TERM INVESTMENTS - 68.1%
Money Market Funds - 68.1%
111,219,195	Dreyfus Government Cash Management Institutional Shares, 4.26% (b)	$111,219,195
9,579,052	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (b)	9,579,052
25,869,031	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (b)	25,869,031
32,923,044	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (b)	32,923,044

	TOTAL SHORT TERM INVESTMENTS (Cost $179,590,322)	$179,590,322

	TOTAL INVESTMENTS (Cost $302,481,344) - 107.7% (c)	$284,024,392
	Liabilities in Excess of Other Assets - (7.7)%	(20,383,081)

	TOTAL NET ASSETS - 100.0%	$263,641,311

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $152,781,989.

Long Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	4.3500% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2025	1,393,182	$37,728,852	$(1,315,983)

Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	5.1500% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2025	2,105,070	57,107,725	(2,113,006)

Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	4.0500% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2025	4,034,961	108,147,888	(2,565,896)

Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	5.2800% representing 1 month SOFR rate + spread	Barclays	12/22/2025	4,582,443	121,924,641	(3,454,490)

Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	5.3500% representing 1 month SOFR rate + spread	Goldman Sachs	1/12/2026	4,147,818	119,306,272	(11,046,928)

					$444,215,378	$(20,496,303)

Direxion Daily CSI China Internet Index Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
INVESTMENT COMPANIES - 51.6%
5,458,606	KraneShares CSI China Internet ETF (a)	$170,745,196

	TOTAL INVESTMENT COMPANIES (Cost $153,234,801)	$170,745,196

SHORT TERM INVESTMENTS - 52.6%
Money Market Funds - 52.6%
106,188,040	Dreyfus Government Cash Management Institutional Shares, 4.26% (b)	$106,188,040
20,715,064	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (b)	20,715,064
47,064,627	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (b)	47,064,627

	TOTAL SHORT TERM INVESTMENTS (Cost $173,967,731)	$173,967,731

	TOTAL INVESTMENTS (Cost $327,202,532) - 104.2% (c)	$344,712,927
	Liabilities in Excess of Other Assets - (4.2)%	(13,983,378)

	TOTAL NET ASSETS - 100.0%	$330,729,549

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $257,037,905.

Long Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of KraneShares CSI China Internet ETF	5.2000% representing 1 month SOFR rate + spread	BNP Paribas	12/5/2025	3,081,032	$93,608,421	$4,091,488

Total return of KraneShares CSI China Internet ETF	5.1000% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2025	2,962,291	100,753,030	(5,943,915)

Total return of KraneShares CSI China Internet ETF	5.2000% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2025	2,997,584	94,141,030	1,161,565

Total return of KraneShares CSI China Internet ETF	5.0900% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2025	2,675,977	81,435,099	1,754,843

Total return of KraneShares CSI China Internet ETF	5.1500% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2025	3,971,248	118,567,246	5,117,834

					$488,504,826	$6,181,815

Direxion Daily S&P 500® Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
COMMON STOCKS - 92.6%
Accommodation - 0.4%
1,378	Airbnb, Inc. Class A (a)	$180,752
776	Hilton Worldwide Holdings, Inc.	198,710
2,225	Host Hotels & Resorts, Inc.	37,180
1,108	Las Vegas Sands Corp. (b)	50,780
734	Marriott International, Inc. Class A	213,293
720	MGM Resorts International (a)	24,826
294	Wynn Resorts Ltd.	25,534

		731,075

Administrative and Support Services - 2.8%
277	Allegion PLC ADR (Ireland)	36,766
4,600	Amcor PLC ADR (United Kingdom)	44,712
309	Ameriprise Financial, Inc.	167,898
1,297	Automatic Data Processing, Inc.	393,004
105	Booking Holdings, Inc.	497,444
372	Broadridge Financial Solutions, Inc.	88,618
222	Corpay, Inc. (a)	84,469
395	Equifax, Inc.	108,538
121	FactSet Research System, Inc.	57,404
246	Gartner, Inc. (a)	133,536
934	Iron Mountain, Inc.	94,867
499	Live Nation Entertainment, Inc. (a)	72,195
799	Match Group, Inc. (b)	28,524
357	Millrose Properties, Inc. (a)	3,320
496	Moody’s Corp.	247,722
894	Rollins, Inc.	44,253
787	Royal Caribbean Cruises Ltd. ADR (Liberia)	209,814
6,702	Uber Technologies, Inc. (a)	448,029
5,500	Visa, Inc. Class A	1,879,900
1,163	Waste Management, Inc.	256,162

		4,897,175

Air Transportation - 0.2%
2,041	Delta Air Lines, Inc.	137,298
1,909	Southwest Airlines Co.	58,625
1,047	United Continental Holdings, Inc. (a)	110,815

		306,738

Ambulatory Health Care Services - 0.1%
144	DaVita, Inc. (a)	25,373
266	Labcorp Holdings, Inc.	66,447
182	Molina Healthcare, Inc. (a)	56,494
355	Quest Diagnostics, Inc.	57,900
3,799	Viatris, Inc.	42,853

		249,067

Amusement, Gambling, and Recreation Industries - 0.4%
5,764	The Walt Disney Co.	651,678

Apparel Manufacturing - 0.2%
1,091	Cintas Corp.	218,822
484	Deckers Outdoor Corp. (a)	85,842
128	Ralph Lauren Corp.	31,962

		336,626

Beverage and Tobacco Product Manufacturing - 1.1%
5,394	Altria Group, Inc.	281,729
497	Constellation Brands, Inc. Class A	89,858
3,584	Keurig Dr Pepper, Inc.	115,046
556	Molson Coors Brewing Co. Class B	30,441
2,229	Monster Beverage Corp. (a)	108,574
4,367	PepsiCo, Inc.	658,063
4,949	Philip Morris International, Inc.	644,360

		1,928,071

Broadcasting and Content Providers - 0.4%
308	Charter Communications, Inc. (a)	106,411
12,150	Comcast Corp. Class A	408,969
704	FOX Corp. Class A	36,031
420	FOX Corp. Class B	20,412
1,894	Paramount Global Class B (b)	20,607
7,106	Warner Bros Discovery, Inc. (a)	74,186

		666,616

Building Material and Garden Equipment and Supplies Dealers - 1.1%
1,806	Lowe’s Companies, Inc.	469,632
167	Snap-on, Inc.	59,310
3,162	The Home Depot, Inc.	1,302,681
1,700	Tractor Supply Co. (b)	92,412

		1,924,035

Chemical Manufacturing - 5.9%
5,625	AbbVie, Inc.	1,034,438
708	Air Products & Chemicals, Inc.	237,364
374	Albemarle Corp.	31,487
1,711	Amgen, Inc.	488,354
464	Biogen, Inc. (a)	66,784
506	Bio-Techne Corp.	37,216
6,456	Bristol-Myers Squibb Co.	380,581
348	Celanese Corp.	24,722
554	CF Industries Holdings, Inc.	51,084
780	Church & Dwight Co., Inc.	82,306
394	Clorox Co.	62,520
2,600	Colgate-Palmolive Co.	225,420
1,330	DuPont de Nemours, Inc.	102,144
369	Eastman Chemical Co.	36,771
802	Ecolab, Inc.	200,652
2,508	Eli Lilly & Co.	2,034,189
397	FMC Corp.	22,145
3,967	Gilead Sciences, Inc.	385,592
509	Incyte Corp. (a)	37,747
1,828	IntercontinentalExchange, Inc.	292,169
814	International Flavors & Fragrances, Inc.	70,891
6,103	Kenvue, Inc.	129,933
1,061	Kimberly-Clark Corp.	137,898
1,516	Linde PLC ADR (Ireland)	676,318
827	LyondellBasell Industries N.V. Class A ADR (Netherlands)	62,604
8,052	Merck & Co., Inc.	795,699
1,011	Mosaic Co.	28,197
18,038	Pfizer, Inc.	478,368
738	PPG Industries, Inc.	85,150

Direxion Daily S&P 500® Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2025

7496	Procter & Gamble Co.	1,244,261
335	Regeneron Pharmaceuticals, Inc. (a)	225,448
820	Vertex Pharmaceuticals, Inc. (a)	378,578
1,436	Zoetis, Inc.	245,412

		10,392,442

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 0.4%
360	Lululemon Athletica, Inc. (a)(b)	149,112
1,056	Ross Stores, Inc.	158,991
3,590	TJX Companies, Inc.	447,996

		756,099

Computer and Electronic Product Manufacturing - 23.6%
5,165	Advanced Micro Devices, Inc. (a)	598,882
915	Agilent Technologies, Inc.	138,641
18,598	Alphabet, Inc.	3,794,364
15,148	Alphabet, Inc. Class C	3,114,429
736	AMETEK, Inc.	135,836
3,837	Amphenol Corp. Class A	271,583
1,580	Analog Devices, Inc.	334,786
48,113	Apple, Inc.	11,354,668
3,288	Arista Networks, Inc. (a)	378,876
14,866	Broadcom, Inc.	3,289,400
12,687	Cisco Systems, Inc.	768,832
2,046	Danaher Corp.	455,726
978	Dell Technologies, Inc.	101,321
430	Enphase Energy, Inc. (a)	26,780
341	First Solar, Inc. (a)	57,124
2,025	Fortinet, Inc. (a)	204,282
1,104	Fortive Corp.	89,788
1,454	GE HealthCare Technologies, Inc.	128,388
739	Hologic, Inc. (a)	53,311
3,067	HP, Inc.	99,678
13,728	Intel Corp.	266,735
2,943	International Business Machines Corp.	752,525
359	Jabil Circuit, Inc.	58,305
552	Keysight Technologies, Inc. (a)	98,449
604	L3Harris Technologies, Inc.	128,054
4,095	Lam Research Corp.	331,900
1,709	Microchip Technology, Inc.	92,799
3,529	Micron Technology, Inc.	321,986
155	Monolithic Power Systems, Inc.	98,792
532	Motorola Solutions, Inc.	249,641
652	NetApp, Inc.	79,609
436	Northrop Grumman Corp.	212,450
78,078	NVIDIA Corp.	9,374,825
809	NXP Semiconductors NV ADR (Netherlands)	168,717
1,355	ON Semiconductor Corp. (a)	70,921
1,271	Otis Worldwide Corp.	121,279
2,083	Palto Alto Networks, Inc. (a)	384,147
387	Revvity, Inc. (b)	48,812
3,536	Qualcomm, Inc.	611,481
341	Roper Technologies, Inc.	196,297
4,237	RTX Corp.	546,361
673	Seagate Technology Holdings PLC ADR (Ireland)	64,850
508	Skyworks Solutions, Inc.	45,090
1,603	Super Micro Computer, Inc. (a)	45,718
148	Teledyne Technologies, Inc. (a)	75,677
518	Teradyne, Inc.	59,979
2,904	Texas Instruments, Inc.	536,107
1,217	Thermo Fisher Scientific, Inc.	727,462
777	Trimble, Inc. (a)	58,244
787	Veralto Corp.	81,368
189	Waters Corp. (a)	78,526
1,100	Western Digital Corp. (a)	71,643
164	Zebra Technologies Corp. Class A (a)	64,278

		41,519,722

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.2%
1,811	Fiserv, Inc. (a)	391,248

Construction of Buildings - 0.2%
928	D.R. Horton, Inc.	131,683
760	Lennar Corp. Class A	99,743
10	NVR, Inc. (a)	80,162
653	PulteGroup, Inc.	74,298

		385,886

Couriers and Messengers - 0.3%
715	FedEx Corp.	189,382
2,328	United Parcel Service, Inc. Class B	265,928

		455,310

Credit Intermediation and Related Activities - 5.1%
1,771	American Express Co.	562,204
21,247	Bank of America Corp.	983,736
2,314	Bank of New York Mellon Corp.	198,842
1,214	Capital One Financial Corp.	247,304
6,020	Citigroup, Inc.	490,209
1,403	Citizens Financial Group, Inc.	66,741
799	Discover Financial Services	160,671
1,714	Fidelity National Information Services, Inc.	139,640
2,134	Fifth Third Bancorp	94,558
810	Global Payments, Inc.	91,408
4,624	Huntington Bancshares, Inc.	79,533
8,961	JPMorgan Chase & Co.	2,395,275
3,155	KeyCorp	56,727
528	M&T Bank Corp.	106,255
2,609	MasterCard, Inc. Class A	1,449,117
631	Northern Trust Corp.	70,855
1,263	PNC Financial Services Group, Inc.	253,800
2,893	Regions Financial Corp.	71,283
933	State Street Corp.	94,811
1,239	Synchrony Financial	85,466
4,225	Truist Financial Corp.	201,194
4,965	U.S. Bancorp	237,228
10,598	Wells Fargo & Co.	835,122

		8,971,979

Electrical Equipment, Appliance, and Component Manufacturing - 0.3%
379	A.O. Smith Corp.	25,507
231	Axon Enterprise, Inc. (a)	150,654
1,815	Emerson Electric Co.	235,859

Direxion Daily S&P 500® Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2025

189	Generac Holdings, Inc. (a)	28,223
359	Rockwell Automation, Inc.	99,956

		540,199

Fabricated Metal Product Manufacturing - 0.1%
950	Ball Corp.	52,915
747	Nucor Corp.	95,937
526	Pentair PLC ADR (Ireland)	54,536
491	Stanley Black & Decker, Inc.	43,242

		246,630

Food and Beverage Retailers - 0.1%
2,119	Kroger Co.	130,615

Food Manufacturing - 0.9%
1,522	Archer-Daniels-Midland Co.	77,972
12,340	Coca-Cola Co.	783,343
1,767	General Mills, Inc.	106,267
925	Hormel Foods Corp.	27,732
856	Kellanova	69,961
454	Lamb Weston Holdings, Inc.	27,213
803	McCormick & Co, Inc.	62,016
4,256	Mondelez International, Inc.	246,805
625	The Campbell’s Company	24,231
470	The Hershey Co.	70,148
339	The J.M. Smucker Co.	36,236
2,810	The Kraft Heinz Co.	83,850
910	Tyson Foods, Inc. Class A	51,406

		1,667,180

Food Services and Drinking Places - 0.8%
4,337	Chipotle Mexican Grill, Inc. (a)	253,064
374	Darden Restaurants, Inc.	73,020
2,281	McDonald’s Corp.	658,525
3,608	Starbucks Corp.	388,509
888	Yum! Brands, Inc.	115,884

		1,489,002

Funds, Trusts, and Other Financial Vehicles - 0.1%
489	Garmin Ltd. ADR (Switzerland)	105,551
707	T. Rowe Price Group, Inc.	82,662

		188,213

Furniture, Home Furnishings, Electronics, and Appliance Retailers - 0.0%(†)
622	Best Buy Co., Inc.	53,405

Gasoline Stations and Fuel Dealers - 0.5%
5,320	Chevron Corp.	793,691

General Merchandise Retailers - 5.8%
29,787	Amazon.com, Inc. (a)	7,079,774
1,410	Costco Wholesale Corp.	1,381,631
700	Dollar General Corp.	49,742
643	Dollar Tree, Inc. (a)	47,164
1,525	eBay, Inc.	102,907
1,466	Target Corp.	202,176
13,816	Walmart, Inc.	1,356,179

		10,219,573

Health and Personal Care Retailers - 0.2%
4,005	CVS Health Corp.	226,202
150	Ulta Beauty, Inc. (a)	61,822
2,284	Walgreens Boots Alliance, Inc. (b)	23,480

		311,504

Hospitals - 0.1%
580	HCA Healthcare, Inc.	191,348
187	Universal Health Services, Inc. Class B	35,261

		226,609

Insurance Carriers and Related Activities - 4.7%
1,591	Aflac, Inc.	170,842
843	Allstate Corp.	162,134
1,985	American International Group, Inc.	146,215
1,193	Arch Capital Group Ltd. ADR	111,033
795	Arthur J. Gallagher & Co.	239,947
163	Assurant, Inc.	35,076
5,834	Berkshire Hathaway, Inc. Class B (a)	2,734,221
755	Brown & Brown, Inc.	79,018
1,607	Centene Corp. (a)	102,896
1,193	Chubb Limited ADR (Switzerland)	324,353
885	Cigna Corp.	260,376
498	Cincinnati Financial Corp.	68,251
738	Elevance Health, Inc.	292,027
79	Erie Indemnity Co. Class A	31,833
137	Everest Re Group Ltd. ADR	47,609
267	Globe Life, Inc.	32,598
923	Hartford Financial Services Group, Inc.	102,961
383	Humana, Inc.	112,307
575	Loews Corp.	49,134
1,563	Marsh & McLennan Companies, Inc.	338,983
1,851	MetLife, Inc.	160,130
670	Principal Financial Group, Inc.	55,241
1,865	Progressive Corp.	459,611
1,133	Prudential Financial, Inc.	136,821
723	Travelers Companies, Inc.	177,265
2,929	UnitedHealth Group, Inc.	1,588,953
958	W.R. Berkley Corp.	56,359
321	Willis Towers Watson PLC ADR (Ireland)	105,790

		8,181,984

Leather and Allied Product Manufacturing - 0.2%
3,790	NIKE, Inc. Class B	291,451
742	Tapestry, Inc.	54,121

		345,572

Machinery Manufacturing - 2.0%
2,624	Applied Materials, Inc.	473,238
3,150	Baker Hughes Co.	145,467
2,656	Carrier Global Corp.	173,649
1,537	Caterpillar, Inc.	570,903
437	Cummins, Inc.	155,681
810	Deere & Co.	386,014
3,445	General Electric Co.	701,299
241	IDEX Corp.	54,059
1,283	Ingersoll Rand, Inc.	120,345
67	Mettler-Toledo International, Inc. (a)	91,418
173	Nordson Corp.	38,098
410	Parker Hannifin Corp.	289,891

Direxion Daily S&P 500® Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2025

716	Trane Technologies PLC ADR (Ireland)	259,729
773	Xylem, Inc.	95,883

		3,555,674

Management of Companies and Enterprises - 0.6%
5,521	Abbott Laboratories	706,301
688	Aon PLC ADR (United Kingdom)	255,124
444	Bunge Global SA ADR (Switzerland)	33,802
1,400	Norwegian Cruise Line Holdings Ltd. ADR (a)	39,690
1,573	Smurfit WestRock PLC ADR (Ireland)	83,511

		1,118,428

Merchant Wholesalers, Durable Goods - 0.8%
366	Builders FirstSource, Inc. (a)	61,224
2,790	Copart, Inc. (a)	161,625
1,823	Fastenal Co. (b)	133,517
443	Genuine Parts Co.	51,499
397	Henry Schein, Inc. (a)	31,760
171	Hubbell, Inc.	72,335
125	Huntington Ingalls Industries, Inc.	24,658
2,126	Johnson Controls International PLC ADR (Ireland)	165,828
426	KLA-Tencor Corp.	314,490
102	Lennox International, Inc.	60,427
827	LKQ Corp.	30,922
167	Mohawk Industries, Inc. (a)	20,424
121	Pool Corp. (b)	41,654
952	TE Connectivity PLC ADR (Ireland)	140,867
141	W.W. Grainger, Inc.	149,836

		1,461,066

Merchant Wholesalers, Nondurable Goods - 0.7%
580	Brown Forman Corp. Class B	19,146
770	Cardinal Health, Inc.	95,218
558	Cencora, Inc.	141,849
1,519	ConAgra Brands, Inc.	39,327
110	Domino’s Pizza, Inc.	49,403
855	Illinois Tool Works, Inc.	221,582
404	McKesson Corp.	240,279
1,564	Sysco Corp.	114,047
738	The Sherwin Williams Co.	264,322

		1,185,173

Mining (except Oil and Gas) - 0.3%
4,574	Freeport-McMoRan Copper & Gold, Inc.	163,978
195	Martin Marietta Materials, Inc.	106,104
3,624	Newmont Corp.	154,817
420	Vulcan Materials Co.	115,143

		540,042

Miscellaneous Manufacturing - 2.6%
1,733	3M Co.	263,763
223	Align Technology, Inc. (a)	48,862
1,625	Baxter International, Inc.	52,910
920	Becton, Dickinson & Co.	227,792
4,691	Boston Scientific Corp. (a)	480,171
1,243	DexCom, Inc. (a)	107,930
437	Dover Corp.	89,008
1,877	Edwards Lifesciences Corp. (a)	135,989
743	Estee Lauder Companies, Inc. Class A	61,988
417	Hasbro, Inc.	24,119
223	Insulet Corp. (a)	62,079
1,134	Intuitive Surgical, Inc. (a)	648,512
7,663	Johnson & Johnson	1,165,925
4,082	Medtronic PLC ADR (Ireland)	370,727
467	ResMed, Inc.	110,296
440	Solventum Corp. (a)	32,586
314	Steris PLC ADR (Ireland)	69,284
1,092	Stryker Corp.	427,289
148	Teleflex, Inc.	26,675
590	Textron, Inc.	45,141
634	The Cooper Companys, Inc. (a)	61,213
634	Zimmer Biomet Holdings, Inc.	69,410

		4,581,669

Motion Picture and Sound Recording Industries - 0.8%
1,361	Netflix, Inc. (a)	1,329,370

Motor Vehicle and Parts Dealers - 0.3%
54	AutoZone, Inc. (a)	180,911
493	CarMax, Inc. (a)	42,221
184	O’Reilly Automotive, Inc. (a)	238,173

		461,305

National Security and International Affairs - 0.0%(†)
425	Leidos Holdings, Inc.	60,363

Nonmetallic Mineral Product Manufacturing - 0.1%
2,453	Corning, Inc.	127,752

Oil and Gas Extraction - 1.3%
1,178	APA Corp. (b)	25,834
2,345	Coterra Energy, Inc.	65,003
2,091	Devon Energy Corp.	71,303
595	Diamondback Energy, Inc.	97,794
2,674	Dominion Energy, Inc.	148,648
1,790	EOG Resources, Inc.	225,164
1,899	EQT Corp.	97,077
13,989	Exxon Mobil Corp.	1,494,445
2,150	Occidental Petroleum Corp.	100,297

		2,325,565

Paper Manufacturing - 0.0%(†)
284	Packaging Corp of America	60,395

Performing Arts, Spectator Sports, and Related Industries - 0.1%
676	Caesars Entertainment, Inc. (a)(b)	24,370
760	Electronic Arts, Inc.	93,411

		117,781

Petroleum and Coal Products Manufacturing - 0.5%
4,117	ConocoPhillips	406,883
1,023	Marathon Petroleum Corp.	149,062
1,315	Phillips 66	154,999
1,008	Valero Energy Corp.	134,064

		845,008

Pipeline Transportation - 0.2%
694	Targa Resources Corp.	136,579
3,880	Williams Companies, Inc.	215,069

		351,648

Direxion Daily S&P 500® Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Plastics and Rubber Products Manufacturing - 0.1%
256	Avery Dennison Corp.	47,547
231	West Pharmaceutical Services, Inc.	78,898

		126,445

Primary Metal Manufacturing - 0.1%
1,293	Howmet Aerospace, Inc.	163,668
451	Steel Dynamics, Inc.	57,818

		221,486

Professional, Scientific, and Technical Services - 5.6%
1,989	Accenture PLC Class A ADR (Ireland)	765,665
424	CDW Corp.	84,435
163	Charles River Laboratories International, Inc. (a)	26,856
1,578	Cognizant Technology Solutions Corp. Class A	130,359
1,258	Eaton Corporation PLC ADR (Ireland)	410,661
181	EPAM Systems, Inc. (a)	45,967
675	Extra Space Storage, Inc.	103,950
185	F5 Networks, Inc. (a)	54,993
447	GoDaddy, Inc. (a)	95,054
261	IDEXX Laboratories, Inc. (a)	110,155
1,106	International Paper Co. (b)	61,527
1,186	Interpublic Group of Companies, Inc.	34,003
549	IQVIA Holdings, Inc. (a)	110,547
232	Jack Henry & Associates, Inc.	40,389
395	Jacobs Solutions, Inc.	55,351
1,054	Juniper Networks, Inc.	36,742
6,939	Meta Platforms, Inc.	4,782,220
1,078	Moderna, Inc. (a)(b)	42,495
621	Omnicom Group, Inc. (b)	53,897
5,116	Oracle Corp.	870,027
6,524	Palantir Technologies, Inc. (a)	538,165
1,020	Paychex, Inc.	150,623
155	Paycom Software, Inc.	32,172
382	PTC, Inc. (a)	73,909
656	ServiceNow, Inc. (a)	668,057
520	Take-Two Interactive Software, Inc. (a)	96,465
263	VeriSign, Inc. (a)	56,545
449	Verisk Analytics, Inc. Class A	129,061
678	Workday, Inc. (a)	177,677

		9,837,967

Publishing Industries - 7.7%
1,401	Adobe, Inc. (a)	612,867
478	Akamai Technologies, Inc. (a)	47,752
278	Ansys, Inc. (a)	97,439
684	Autodesk, Inc. (a)	212,957
873	Cadence Design Systems, Inc. (a)	259,822
741	CrowdStrike Holdings, Inc. (a)	294,970
502	Dayforce, Inc. (a)	35,512
77	Fair Isaac Corp. (a)	144,264
1,726	Gen Digital, Inc.	46,447
4,134	Hewlett Packard Enterprise Co.	87,599
892	Intuit, Inc.	536,547
23,665	Microsoft Corp.	9,822,395
1,206	News Corp. Class A	33,913
356	News Corp. Class B	11,267
3,043	Salesforce, Inc.	1,039,793
489	Synopsys, Inc. (a)	256,960
136	Tyler Technologies, Inc. (a)	81,823

		13,622,327

Rail Transportation - 0.4%
6,138	CSX Corp.	201,756
1,930	Union Pacific Corp.	478,235

		679,991

Real Estate - 1.5%
495	Alexandria Real Estate Equities, Inc.	48,188
1,487	American Tower Corp.	275,021
452	AvalonBay Communities, Inc.	100,123
463	BXP, Inc.	33,864
340	Camden Property Trust	38,661
957	CBRE Group, Inc. Class A (a)	138,516
1,383	Crown Castle, Inc.	123,474
992	Digital Realty Trust, Inc.	162,549
1,087	Equity Residential	76,775
205	Essex Property Trust, Inc.	58,337
243	Federal Realty Investment Trust	26,397
2,226	Healthpeak Properties, Inc.	45,989
1,813	Invitation Homes, Inc.	56,475
2,146	Kimco Realty Corp.	48,178
372	Mid-America Apartment Communities, Inc.	56,760
2,948	Prologis, Inc.	351,549
502	Public Storage	149,837
2,786	Realty Income Corp.	152,227
520	Regency Centers Corp.	37,357
976	Simon Property Group, Inc.	169,687
956	UDR, Inc.	39,903
1,335	Ventas, Inc.	80,661
3,355	VICI Properties, Inc.	99,878
1,883	Welltower, Inc.	256,992
2,313	Weyerhaeuser Co.	70,824

		2,698,222

Rental and Leasing Services - 0.1%
209	United Rentals, Inc.	158,435

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.5%
1,423	Apollo Global Management, Inc.	243,305
463	Blackrock, Inc.	497,956
333	Cboe Global Markets, Inc.	68,042
4,758	Charles Schwab Corp.	393,582
1,147	CME Group, Inc.	271,288
2,228	Dow, Inc.	87,003
983	Franklin Resources, Inc.	21,862
999	Goldman Sachs Group, Inc.	639,760
1,431	Invesco Ltd. ADR	27,518
2,149	KKR & Co., Inc.	359,033
120	MarketAxess Holdings, Inc.	26,476
3,948	Morgan Stanley	546,522
249	MSCI, Inc. Class A	148,596
1,317	NASDAQ OMX Group, Inc.	108,442

Direxion Daily S&P 500® Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2025

582	Raymond James Financial, Inc.	98,055
1,011	S&P Global, Inc.	527,145
2,298	The Blackstone Group, Inc.	406,999

		4,471,584

Specialty Trade Contractors - 0.1%
470	Quanta Services, Inc. (b)	144,577

Support Activities for Agriculture and Forestry - 0.1%
2,188	Corteva, Inc.	142,811

Support Activities for Mining - 0.2%
2,796	Halliburton Co.	72,752
880	Hess Corp.	122,346
4,495	Schlumberger Ltd. ADR (Curaco)	181,059

		376,157

Support Activities for Transportation - 0.2%
376	C.H. Robinson Worldwide, Inc.	37,408
391	Expedia, Inc. (a)	66,841
446	Expeditors International of Washington, Inc.	50,657
254	J.B. Hunt Transport Services, Inc.	43,490
720	Norfolk Southern Corp.	183,816

		382,212

Telecommunications - 1.2%
22,839	AT&T, Inc.	541,969
307	Equinix, Inc.	280,494
3,191	PayPal Holdings, Inc. (a)	282,659
342	SBA Communications Corp.	67,565
1,551	T-Mobile US, Inc.	361,336
13,399	Verizon Communications, Inc.	527,787

		2,061,810

Transportation Equipment Manufacturing - 3.4%
748	Aptiv PLC ADR (a)	46,690
2,379	Boeing Co. (a)	419,941
696	BorgWarner, Inc.	22,202
12,424	Ford Motor Co.	125,234
821	General Dynamics Corp.	210,981
3,500	General Motors Co.	173,110
2,070	Honeywell International, Inc.	463,100
671	Lockheed Martin Corp.	310,640
1,669	Paccar, Inc.	185,059
8,889	Tesla, Inc. (a)	3,596,489
179	TransDigm Group, Inc.	242,248
547	Wabtec Corp.	113,732

		5,909,426

Truck Transportation - 0.1%
598	Old Dominion Freight Line, Inc.	110,995

Utilities - 2.5%
2,263	AES Corp.	24,893
817	Alliant Energy Corp.	48,105
850	Ameren Corp.	80,070
1,695	American Electric Power Co., Inc.	166,720
620	American Water Works Co., Inc.	77,277
494	Atmos Energy Corp.	70,400
2,074	CenterPoint Energy, Inc.	67,550
951	CMS Energy Corp.	62,766
1,103	Consolidated Edison, Inc.	103,395
996	Constellation Energy Corp.	298,780
659	DTE Energy Co.	79,001
2,459	Duke Energy Corp.	275,383
1,232	Edison International	66,528
1,365	Entergy Corp.	110,674
732	Evergy, Inc.	46,972
1,166	Eversource Energy	67,255
3,198	Exelon Corp.	127,920
1,633	FirstEnergy Corp.	64,993
877	GE Vernova, Inc.	327,016
6,152	Kinder Morgan, Inc.	169,057
6,545	NextEra Energy, Inc.	468,360
1,486	NiSource, Inc.	55,428
645	NRG Energy, Inc.	66,074
1,975	ONEOK, Inc.	191,911
6,959	PG&E Corp.	108,908
362	Pinnacle West Capital Corp.	31,480
2,349	PPL Corp.	78,926
1,586	Public Service Enterprise Group, Inc.	132,494
2,016	Sempra Energy	167,187
3,487	Southern Co.	292,734
60	Texas Pacific Land Corp. (b)	77,830
1,083	Vistra Corp.	181,977
1,007	WEC Energy Group, Inc. (b)	99,955
1,828	Xcel Energy, Inc.	122,842

		4,410,861

Waste Management and Remediation Services - 0.1%
648	Republic Services, Inc.	140,532

Water Transportation - 0.1%
3,306	Carnival Corp. ADR (Panama) (a)	91,477

Web Search Portals, Libraries, Archives, and Other Information Services - 0.1%
1,305	CoStar Group, Inc. (a)	99,963

Wood Product Manufacturing - 0.0%(†)
687	Masco Corp.	54,465

	TOTAL COMMON STOCKS (Cost $135,991,907)	$162,820,926

SHORT TERM INVESTMENTS - 8.0%
Money Market Funds - 8.0%
13,658,829	Dreyfus Government Cash Management Institutional Shares, 4.26% (c)(d)	$13,658,829
304,186	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (c)	304,186
160,660	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (c)	160,660

	TOTAL SHORT TERM INVESTMENTS (Cost $14,123,675)	$14,123,675

	TOTAL INVESTMENTS (Cost $150,115,582) - 100.6% (e)	$176,944,601
	Liabilities in Excess of Other Assets - (0.6)%	(1,136,088)

	TOTAL NET ASSETS - 100.0%	$175,808,513

Percentages are stated as a percent of net assets.

Direxion Daily S&P 500® Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2025

The geographic location of all investments is United States unless otherwise indicated.

(†)	Less than 0.005%.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $117,667,917.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of S&P 500® Index	5.4000% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2025	10,000	$60,528,500	$(493,221)

Total return of S&P 500® Index	5.1400% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2025	15,674	94,459,756	(156,953)

Total return of S&P 500® Index	5.2500% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2025	5,581	32,768,554	772,209

					$187,756,810	$122,035

Direxion Daily MSCI Brazil Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
INVESTMENT COMPANIES - 69.5%
4,011,039	iShares MSCI Brazil Capped ETF (a)(b)	$101,599,618

	TOTAL INVESTMENT COMPANIES (Cost $105,816,572)	$101,599,618

SHORT TERM INVESTMENTS - 53.8%
Money Market Funds - 53.8%
51,909,343	Dreyfus Government Cash Management Institutional Shares, 4.26% (c)(d)	$51,909,343
26,754,170	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (c)	26,754,170

	TOTAL SHORT TERM INVESTMENTS (Cost $78,663,513)	$78,663,513

	TOTAL INVESTMENTS (Cost $184,480,085) - 123.3% (e)	$180,263,131
	Liabilities in Excess of Other Assets - (23.3)%	(34,158,360)

	TOTAL NET ASSETS - 100.0%	$146,104,771

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $55,433,133.

Long Total Return Swap Contracts (Unaudited)

January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of iShares MSCI Brazil Capped ETF	5.0500% representing 1 month SOFR rate + spread	BNP Paribas	12/5/2025	992,335	$23,971,808	$1,241,851

Total return of iShares MSCI Brazil Capped ETF	4.6200% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2025	5,552,937	137,593,429	6,911,410

Total return of iShares MSCI Brazil Capped ETF	5.0500% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2025	972,528	23,716,909	870,266

Total return of iShares MSCI Brazil Capped ETF	5.1800% representing 1 month SOFR rate + spread	Barclays	12/22/2025	7,214	163,180	18,636

					$185,445,326	$9,042,163

Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
INVESTMENT COMPANIES - 51.5%
30,346	iShares MSCI Emerging Markets ex China ETF (a)	$1,712,121

	TOTAL INVESTMENT COMPANIES (Cost $1,697,113)	$1,712,121

SHORT TERM INVESTMENTS - 50.9%
Money Market Funds - 50.9%
939,617	Dreyfus Government Cash Management Institutional Shares, 4.26% (b)	$939,617
477,840	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (b)	477,840
274,820	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (b)	274,820

	TOTAL SHORT TERM INVESTMENTS (Cost $1,692,277)	$1,692,277

	TOTAL INVESTMENTS (Cost $3,389,390) - 102.4% (c)	$3,404,398
	Liabilities in Excess of Other Assets - (2.4)%	(82,379)

	TOTAL NET ASSETS - 100.0%	$3,322,019

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,410,235.

Long Total Return Swap Contracts (Unaudited)

January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of iShares MSCI Emerging Markets ex China ETF	4.9500% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2025	44,595	$2,585,564	$(51,782)

Total return of iShares MSCI Emerging Markets ex China ETF	5.1500% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2025	42,820	2,459,791	(32,121)

					$5,045,355	$(83,903)

Direxion Daily MSCI India Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
INVESTMENT COMPANIES - 44.2%
649,383	iShares MSCI India ETF (a)(b)	$33,112,039

	TOTAL INVESTMENT COMPANIES (Cost $33,248,229)	$33,112,039

SHORT TERM INVESTMENTS - 65.3%
Money Market Funds - 65.3%
29,885,986	Dreyfus Government Cash Management Institutional Shares, 4.26% (c)(d)	$29,885,986
8,078,584	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (c)	8,078,584
10,951,036	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (c)	10,951,036

	TOTAL SHORT TERM INVESTMENTS (Cost $48,915,606)	$48,915,606

	TOTAL INVESTMENTS (Cost $82,163,835) - 109.5% (e)	$82,027,645
	Liabilities in Excess of Other Assets - (9.5)%	(7,121,919)

	TOTAL NET ASSETS - 100.0%	$74,905,726

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $30,896,782.

Long Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of iShares MSCI India ETF	5.0500% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2025	8,654	$435,810	$4,188

Total return of iShares MSCI India ETF	5.1400% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2025	851,635	46,473,722	(3,348,454)

Total return of iShares MSCI India ETF	5.3000% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2025	787,622	42,208,663	(2,315,360)

Total return of iShares MSCI India ETF	5.3300% representing 1 month SOFR rate + spread	Barclays	12/22/2025	640,757	34,040,150	(1,556,949)

					$123,158,345	$(7,216,575)

Direxion Daily AI and Big Data Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
COMMON STOCKS - 85.7%
Administrative and Support Services - 0.7%
840	CorVel Corp. (a)	$97,314

Computer and Electronic Product Manufacturing - 40.5%
4,360	Advanced Micro Devices, Inc. (a)	505,542
4,503	Alphabet, Inc.	918,702
682	Ambarella, Inc. ADR (a)	52,323
3,838	Apple, Inc.	905,768
4,415	Arista Networks, Inc. (a)	508,740
2,230	Broadcom, Inc.	493,432
24,643	Intel Corp.	478,814
2,356	International Business Machines Corp.	602,429
2,255	Lattice Semiconductor Corp. (a)	128,580
6,409	NVIDIA Corp.	769,529
9,572	Super Micro Computer, Inc. (a)	272,993

		5,636,852

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.9%
2,630	ExlService Holdings, Inc. (a)	132,184

General Merchandise Retailers - 6.7%
3,907	Amazon.com, Inc. (a)	928,616

Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 0.1%
386	Ceva, Inc. (a)	12,433

Professional, Scientific, and Technical Services - 23.5%
1,350	Grid Dynamics Holdings, Inc. (a)	30,497
1,440	Meta Platforms, Inc.	992,419
3,289	Oracle Corp.	559,327
997	Pagaya Technologies Ltd. ADR (Israel) (a)	9,252
7,379	Palantir Technologies, Inc. (a)	608,694
494	ServiceNow, Inc. (a)	503,080
3,101	Snowflake, Inc. (a)	562,863

		3,266,132

Publishing Industries - 13.3%
983	Altair Engineering, Inc. (a)	108,474
4,112	BigBear.ai Holdings, Inc. (a)	17,435
2,052	C3.ai, Inc. (a)	64,330
2,057	Microsoft Corp.	853,779
1,632	Salesforce, Inc.	557,654
5,509	SoundHound AI, Inc. (a)(b)	77,952
7,636	UiPath, Inc. (a)	108,584
3,474	Zeta Global Holdings Corp. (a)	63,748

		1,851,956

	TOTAL COMMON STOCKS (Cost $10,344,343)	$11,925,487

SHORT TERM INVESTMENTS - 13.4%
Money Market Funds - 13.4%
1,384,900	Dreyfus Government Cash Management Institutional Shares, 4.26% (c)(d)	$1,384,900
1,644	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (c)	1,644
480,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (c)	480,000

	TOTAL SHORT TERM INVESTMENTS (Cost $1,866,544)	$1,866,544

	TOTAL INVESTMENTS (Cost $12,210,887) - 99.1% (e)	$13,792,031
	Other Assets in Excess of Liabilities - 0.9%	122,907

	TOTAL NET ASSETS - 100.0%	$13,914,938

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,743,081.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of Solactive US AI & Big Data Index	5.4300% representing 1 month SOFR rate + spread	Barclays	12/22/2025	1,207	$5,097,427	$(20,767)

Total return of Solactive US AI & Big Data Index	5.0500% representing 1 month SOFR rate + spread	Goldman Sachs	1/12/2026	2,553	10,583,803	167,361

					$15,681,230	$146,594

Direxion Daily AI and Big Data Bear 2X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 100.5%
Money Market Funds - 100.5%
748,774	Dreyfus Government Cash Management Institutional Shares, 4.26% (a)	$748,774
556,080	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (a)	556,080
537,740	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (a)	537,740

	TOTAL SHORT TERM INVESTMENTS (Cost $1,842,594) (b)	$1,842,594

	TOTAL INVESTMENTS (Cost $1,842,594) - 100.5%	$1,842,594
	Liabilities in Excess of Other Assets - (0.5)%	(9,224)

	TOTAL NET ASSETS - 100.0%	$1,833,370

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,093,820.

Short Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

4.8000% representing 1 month SOFR rate + spread	Total return of Solactive US AI & Big Data Index	Goldman Sachs	12/10/2025	520	$2,178,708	$(8,289)

5.0000% representing 1 month SOFR rate + spread	Total return of Solactive US AI & Big Data Index	J.P. Morgan	2/17/2026	347	1,465,109	6,006

					$3,643,817	$(2,283)

Direxion Daily Cloud Computing Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
COMMON STOCKS - 72.3%
Administrative and Support Services - 0.6%
492	Alarm.com, Inc. (a)	$29,849
672	nCino, Inc. (a)	22,855

		52,704

Computer and Electronic Product Manufacturing - 0.1%
368	Radware Ltd. ADR (Israel) (a)	8,188

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.7%
747	Five9, Inc. (a)	30,619
830	RingCentral, Inc. (a)	28,901

		59,520

Credit Intermediation and Related Activities - 0.1%
1,646	Blend Labs, Inc. (a)	6,337

Heavy and Civil Engineering Construction - 0.4%
521	BlackLine, Inc. (a)	33,266

Professional, Scientific, and Technical Services - 32.8%
1,245	Atlassian Corp. (a)	381,941
540	DigitalOcean Holdings, Inc. (a)	22,399
1,791	Freshworks, Inc. (a)	33,313
2,535	Nutanix, Inc. (a)	174,319
1,910	Oracle Corp.	324,815
521	Paycom Software, Inc.	108,139
460	Paylocity Holding Corp. (a)	94,539
440	PROS Holdings, Inc. (a)	10,393
1,261	SAP SE ADR (Germany)	348,112
318	ServiceNow, Inc. (a)	323,845
1,553	Snowflake, Inc. (a)	281,885
1,501	Vimeo, Inc. (a)	10,072
891	Workday, Inc. (a)	233,495
2,425	Zoom Video Communications, Inc. (a)	210,829
922	Zscaler, Inc. (a)	186,788

		2,744,884

Publishing Industries - 37.4%
1,094	ACI Worldwide, Inc. (a)	58,584
480	Adobe, Inc. (a)	209,976
1,549	Akamai Technologies, Inc. (a)	154,745
202	Appfolio, Inc. (a)	47,250
923	Autodesk, Inc. (a)	287,367
1,044	Bill.com Holdings, Inc. (a)	101,028
444	Blackbaud, Inc. (a)	34,255
1,444	Box, Inc. (a)	48,215
1,094	C3.ai, Inc. (a)(b)	34,297
1,010	Clearwater Analytics Holdings, Inc. (a)	28,442
747	CrowdStrike Holdings, Inc. (a)	297,358
2,103	DocuSign, Inc. (a)	203,423
2,629	Dropbox, Inc. (a)	84,522
480	Enfusion, Inc. (a)	5,357
1,333	Informatica, Inc. (a)	34,232
1,546	MicroStrategy, Inc. Class A (a)(b)	517,585
718	Paycor HCM, Inc. (a)	15,889
376	Qualys, Inc. (a)	52,418
799	Salesforce, Inc.	273,018
225	Semrush Holdings, Inc. (a)	3,924
378	SPS Commerce, Inc. (a)	69,809
1,792	Twilio, Inc. (a)	262,671
1,065	Veeva Systems, Inc. (a)	248,422
504	Workiva, Inc. (a)	49,503
1,380	Zuora, Inc. (a)	13,773

		3,136,063

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.2%
1,012	AvePoint, Inc. (a)	19,005

	TOTAL COMMON STOCKS (Cost $5,300,109)	$6,059,967

SHORT TERM INVESTMENTS - 29.8%
Money Market Funds - 29.8%
2,015,735	Dreyfus Government Cash Management Institutional Shares, 4.26% (c)(d)	$2,015,735
477,206	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (c)	477,206

	TOTAL SHORT TERM INVESTMENTS (Cost $2,492,941)	$2,492,941

	TOTAL INVESTMENTS (Cost $7,793,050) - 102.1% (e)	$8,552,908
	Liabilities in Excess of Other Assets - (2.1)%	(177,258)

	TOTAL NET ASSETS - 100.0%	$8,375,650

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,595,039.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of Indxx USA Cloud Computing Index	5.1500% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2025	3,911	$4,952,074	$(78,299)

Total return of Indxx USA Cloud Computing Index	4.7000% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2025	4,617	5,459,215	303,041

					$10,411,289	$224,742

Direxion Daily Crypto Industry Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
COMMON STOCKS - 76.5%
Administrative and Support Services - 11.2%
12,267	Bitfarms Ltd. ADR (Canada) (a)(b)	$17,787
293	Moneylion, Inc. (a)	25,485
13,963	NU Holdings Ltd. ADR (Brazil) (a)	184,870
839	Visa, Inc. Class A	286,771

		514,913

Amusement, Gambling, and Recreation Industries - 3.7%
4,097	DraftKings, Inc. (a)	171,869

Computer and Electronic Product Manufacturing - 10.6%
2,209	Advanced Micro Devices, Inc. (a)	256,134
1,948	NVIDIA Corp.	233,896

		490,030

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 6.5%
5,787	Applied Digital Corp. (a)	41,203
3,985	Bit Digital, Inc. ADR (a)(b)	12,553
9,029	Cipher Mining, Inc. (a)	51,736
7,250	Core Scientific, Inc. (a)(b)	88,957
8,929	Riot Platforms, Inc. (a)	106,077

		300,526

Credit Intermediation and Related Activities - 12.9%
908	Coinbase Global, Inc. (a)	264,528
511	MasterCard, Inc. Class A	283,825
10,019	Terawulf, Inc. (a)	47,790

		596,143

Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 3.2%
8,086	MARA Holdings, Inc. (a)(b)	148,297

Management of Companies and Enterprises - 3.5%
754	Globant SA ADR (Luxembourg) (a)	160,843

Professional, Scientific, and Technical Services - 2.8%
7,290	Cleanspark, Inc. (a)(b)	76,108
5,118	IREN Ltd. ADR (Australia)(a)	52,306

		128,414

Publishing Industries - 7.3%
1,851	Block, Inc. (a)	168,108
1,409	Shift4 Payments, Inc. (a)	168,868

		336,976

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 9.2%
3,741	Bitdeer Technologies Group ADR (Singapore)(a)	69,283
847	Interactive Brokers Group, Inc. Class A	184,172
3,343	Robinhood Markets, Inc. (a)	173,669

		427,124

Telecommunications - 5.6%
2,922	PayPal Holdings, Inc. (a)	258,831

	TOTAL COMMON STOCKS (Cost $3,333,105)	$3,533,966

SHORT TERM INVESTMENTS - 30.0%
Money Market Funds - 30.0%
780,804	Dreyfus Government Cash Management Institutional Shares, 4.26% (c)(d)	$$780,804
210,009	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (c)	210,009
394,291	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (c)	394,291

	TOTAL SHORT TERM INVESTMENTS (Cost $1,385,104)	$1,385,104

	TOTAL INVESTMENTS (Cost $4,718,209) - 106.5% (e)	$4,919,070
	Liabilities in Excess of Other Assets - (6.5)%	(300,330)

	TOTAL NET ASSETS - 100.0%	$4,618,740

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $604,300.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of Solactive Distributed Ledger & Decentralized Payment Tech Index	5.2500% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2025	507	$2,266,873	$2,783

Total return of Solactive Distributed Ledger & Decentralized Payment Tech Index	5.2300% representing 1 month SOFR rate + spread	Barclays	12/22/2025	762	3,253,180	155,742

					$5,520,053	$158,525

Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
COMMON STOCKS - 71.9%
Computer and Electronic Product Manufacturing - 6.4%
38,303	Indie Semiconductor, Inc. (a)	$157,042
33,302	QuantumScape Corp. (a)(b)	172,172

		329,214

Management of Companies and Enterprises - 4.9%
10,358	EHang Holdings Ltd. ADR (China)(a)	175,982
76,090	Polestar Automotive Holding UK PLC ADR (Sweden) (a)(b)	77,612

		253,594

Motor Vehicle and Parts Dealers - 3.3%
49,952	EVgo, Inc. (a)	173,333

Rental and Leasing Services - 2.9%
12,239	Cerence, Inc. (a)(b)	152,498

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 9.1%
171,836	ChargePoint Holdings, Inc. (a)(b)	165,340
71,209	Nio, Inc. ADR (China) (a)(b)	307,623

		472,963

Transportation Equipment Manufacturing - 45.3%
5,263	BorgWarner, Inc.	167,890
6,197	Gentex Corp.	160,626
10,211	Hesai Group ADR (China) (a)	157,658
13,162	Li Auto, Inc. ADR (China) (a)	308,254
109,493	Lucid Group, Inc. (a)(b)	302,201
26,766	Luminar Technologies, Inc. (a)(b)	153,904
10,389	Mobileye Global, Inc. (Israel) (a)(b)	171,678
188,210	Nikola Corp. (a)	148,705
23,922	Rivian Automotive, Inc. (a)(b)	300,460
751	Tesla, Inc. (a)	303,855
11,705	XPeng, Inc. ADR (China) (a)	178,151

		2,353,382

	TOTAL COMMON STOCKS (Cost $3,932,378)	$3,734,984

SHORT TERM INVESTMENTS - 40.7%
Money Market Funds - 40.7%

1,304,939	Dreyfus Government Cash Management Institutional Shares, 4.26% (c)(d)	$1,304,939
161,447	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (c)	161,447
648,211	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (c)	648,211

	TOTAL SHORT TERM INVESTMENTS (Cost $2,114,597)	$2,114,597

	TOTAL INVESTMENTS (Cost $6,046,975) - 112.6% (e)	$5,849,581
	Liabilities in Excess of Other Assets - (12.6)%	(656,888)

	TOTAL NET ASSETS - 100.0%	$5,192,693

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,363,855.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of Indxx US Electric and Autonomous Vehicles Index	4.9500% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2025	2,687	$2,090,842	$(28,488)

Total return of Indxx US Electric and Autonomous Vehicles Index	5.0000% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2025	1,750	1,305,883	35,705

Total return of Indxx US Electric and Autonomous Vehicles Index	4.3500% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2025	4,177	3,067,033	141,089

					$6,463,758	$148,306

Direxion Daily Energy Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
COMMON STOCKS - 74.2%
Gasoline Stations and Fuel Dealers - 11.4%
193,631	Chevron Corp.	$28,887,809

Machinery Manufacturing - 2.5%
133,579	Baker Hughes Co.	6,168,678

Oil and Gas Extraction - 27.7%
49,941	APA Corp. (a)	1,095,206
99,437	Coterra Energy, Inc.	2,756,394
88,676	Devon Energy Corp.	3,023,851
25,226	Diamondback Energy, Inc.	4,146,145
67,425	EOG Resources, Inc.	8,481,391
80,547	EQT Corp.	4,117,563
392,773	Exxon Mobil Corp.	41,959,939
91,201	Occidental Petroleum Corp.	4,254,527

		69,835,016

Petroleum and Coal Products Manufacturing - 13.2%
149,866	ConocoPhillips	14,811,257
43,384	Marathon Petroleum Corp.	6,321,483
55,750	Phillips 66	6,571,252
42,737	Valero Energy Corp.	5,684,021

		33,388,013

Pipeline Transportation - 5.7%
29,437	Targa Resources Corp.	5,793,202
155,275	Williams Companies, Inc.	8,606,893

		14,400,095

Support Activities for Mining - 6.3%
118,591	Halliburton Co.	3,085,738
37,311	Hess Corp.	5,187,348
190,631	Schlumberger Ltd. ADR (Curaco)	7,678,617

		15,951,703

Utilities - 7.4%
260,917	Kinder Morgan, Inc.	7,169,999
83,754	ONEOK, Inc.	8,138,376
2,543	Texas Pacific Land Corp. (a)	3,298,704

		18,607,079

	TOTAL COMMON STOCKS (Cost $192,907,727)	$187,238,393

SHORT TERM INVESTMENTS - 31.9%
Money Market Funds - 31.9%
62,910,375	Dreyfus Government Cash Management Institutional Shares, 4.26% (b)(c)	$62,910,375
17,575,952	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (b)	17,575,952
4,427	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (b)	4,427

	TOTAL SHORT TERM INVESTMENTS (Cost $80,490,754)	$80,490,754

	TOTAL INVESTMENTS (Cost $273,398,481) - 106.1% (d)	$267,729,147
	Liabilities in Excess of Other Assets - (6.1)%	(15,289,999)

	TOTAL NET ASSETS - 100.0%	$252,439,148

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	A portion of this security represents a security on loan.
(b)	Represents annualized seven-day yield at January 31, 2025.
(c)	All or a portion of this security represents an investment of securities lending collateral.
(d)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $147,135,034.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of Energy Select Sector Index	5.1000% representing 1 month SOFR rate + spread	BNP Paribas	12/5/2025	26,770	$24,326,209	$277,822

Total return of Energy Select Sector Index	5.2200% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2025	14,352	13,385,536	(348,343)

Total return of Energy Select Sector Index	5.0800% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2025	83,512	75,571,679	1,176,367

Total return of Energy Select Sector Index	5.1500% representing 1 month SOFR rate + spread	Barclays	12/22/2025	219,300	194,155,062	7,461,668

					$307,438,486	$8,567,514

Direxion Daily Energy Bear 2X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 98.1%
Money Market Funds - 98.1%
15,836,217	Dreyfus Government Cash Management Institutional Shares, 4.26% (a)	$15,836,217
1,432,495	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (a)	1,432,495
6,773,050	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (a)	6,773,050

	TOTAL SHORT TERM INVESTMENTS (Cost $24,041,762) (b)	$24,041,762

	TOTAL INVESTMENTS (Cost $24,041,762) - 98.1%	$24,041,762
	Other Assets in Excess of Liabilities - 1.9%	467,919

	TOTAL NET ASSETS - 100.0%	$24,509,681

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $9,820,472.

Short Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

4.7000% representing 1 month SOFR rate + spread	Total return of Energy Select Sector Index	BNP Paribas	12/5/2025	1,062	$954,323	$(22,758)

5.0200% representing 1 month SOFR rate + spread	Total return of Energy Select Sector Index	J.P. Morgan	12/16/2025	39,035	37,100,461	1,113,169

4.6900% representing 1 month SOFR rate + spread	Total return of Energy Select Sector Index	UBS Securities LLC	12/17/2025	7,237	6,548,906	(101,684)

4.9000% representing 1 month SOFR rate + spread	Total return of Energy Select Sector Index	Barclays	12/22/2025	5,744	5,085,393	(196,813)

					$49,689,083	$791,914

Direxion Daily Gold Miners Index Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
INVESTMENT COMPANIES - 51.0%
7,424,999	VanEck Gold Miners ETF (a)	$289,277,961

	TOTAL INVESTMENT COMPANIES (Cost $279,995,484)	$289,277,961

SHORT TERM INVESTMENTS - 50.7%
Money Market Funds - 50.7%
219,915,745	Dreyfus Government Cash Management Institutional Shares, 4.26% (b)	$219,915,745
23,915,265	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (b)	23,915,265
43,853,444	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (b)	43,853,444

	TOTAL SHORT TERM INVESTMENTS (Cost $287,684,454)	$287,684,454

	TOTAL INVESTMENTS (Cost $567,679,938) - 101.7% (c)	$576,962,415
	Liabilities in Excess of Other Assets - (1.7)%	(9,586,966)

	TOTAL NET ASSETS - 100.0%	$567,375,449

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $394,671,936.

Long Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of VanEck Gold Miners ETF	5.3400% representing 1 month SOFR rate + spread	BNP Paribas	12/5/2025	3,396,925	$125,339,112	$7,180,608

Total return of VanEck Gold Miners ETF	5.3500% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2025	3,033,950	115,017,045	3,518,689

Total return of VanEck Gold Miners ETF	5.3500% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2025	4,487,611	169,879,156	5,004,514

Total return of VanEck Gold Miners ETF	5.2200% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2025	3,882,138	141,973,413	9,840,577

Total return of VanEck Gold Miners ETF	5.0300% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2025	3,186,804	115,327,811	9,378,960

Total return of VanEck Gold Miners ETF	5.3300% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2025	3,713,741	128,942,702	16,044,825

					$796,479,239	$50,968,173

Direxion Daily Gold Miners Index Bear 2X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 100.8%
Money Market Funds - 100.8%
75,953,970	Dreyfus Government Cash Management Institutional Shares, 4.26% (a)	$75,953,970
35,577,534	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (a)	35,577,534

	TOTAL SHORT TERM INVESTMENTS (Cost $111,531,504) (b)	$111,531,504

	TOTAL INVESTMENTS (Cost $111,531,504) - 100.8%	$111,531,504
	Liabilities in Excess of Other Assets - (0.8)%	(875,579)

	TOTAL NET ASSETS - 100.0%	$110,655,925

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $58,283,095.

Short Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

4.9400% representing 1month SOFR rate + spread	Total return of VanEck Gold Miners ETF	BNP Paribas	12/5/2025	1,969,653	$75,257,845	$(1,537,095)

5.1500% representing 1month SOFR rate + spread	Total return of VanEck Gold Miners ETF	Bank of America Merrill Lynch	12/11/2025	1,327,272	47,246,076	(4,599,207)

4.9000% representing 1month SOFR rate + spread	Total return of VanEck Gold Miners ETF	J.P. Morgan	12/16/2025	734,870	26,099,208	(2,558,202)

4.5000% representing 1month SOFR rate + spread	Total return of VanEck Gold Miners ETF	UBS Securities LLC	12/17/2025	1,069,137	38,692,068	(3,173,381)

5.0800% representing 1month SOFR rate + spread	Total return of VanEck Gold Miners ETF	Citibank N.A.	12/19/2025	579,857	20,323,236	(2,238,320)

					$207,618,433	$(14,106,205)

Direxion Daily Junior Gold Miners Index Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
INVESTMENT COMPANIES - 38.3%
2,468,393	VanEck Junior Gold Miners ETF (a)	$119,396,169

	TOTAL INVESTMENT COMPANIES (Cost $117,787,232)	$119,396,169

SHORT TERM INVESTMENTS - 64.4%
Money Market Funds - 64.4%
192,427,744	Dreyfus Government Cash Management Institutional Shares, 4.26% (b)	$192,427,744

7,974,199	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (b)	7,974,199

	TOTAL SHORT TERM INVESTMENTS (Cost $200,401,943)	$200,401,943

	TOTAL INVESTMENTS (Cost $318,189,175) - 102.7% (c)	$319,798,112

	Liabilities in Excess of Other Assets - (2.7)%	(8,459,422)

	TOTAL NET ASSETS - 100.0%	$311,338,690

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $168,485,101.

Long Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of VanEck Junior Gold Miners ETF	5.3400% representing 1 month SOFR rate + spread	BNP Paribas	12/5/2025	2,861,906	$135,379,989	$4,350,844

Total return of VanEck Junior Gold Miners ETF	5.0600% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2025	2,061,418	95,645,450	5,148,291

Total return of VanEck Junior Gold Miners ETF	5.0400% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2025	3,559,412	165,706,873	8,771,552

Total return of VanEck Junior Gold Miners ETF	5.2600% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2025	1,922,047	86,590,422	6,712,700

					$483,322,734	$24,983,387

Direxion Daily Junior Gold Miners Index Bear 2X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 108.2%
Money Market Funds - 108.2%

45,113,088	Dreyfus Government Cash Management Institutional Shares, 4.26% (a)	$45,113,088

15,220,153	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (a)	15,220,153

	TOTAL SHORT TERM INVESTMENTS (Cost $60,333,241) (b)	$60,333,241

	TOTAL INVESTMENTS (Cost $60,333,241) - 108.2%	$60,333,241

	Liabilities in Excess of Other Assets - (8.2)%	(4,591,144)

	TOTAL NET ASSETS - 100.0%	$55,742,097

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $27,315,236.

Short Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

4.9400% representing 1 month SOFR rate + spread	Total return of VanEck Junior Gold Miners ETF	BNP Paribas	12/5/2025	323,455	$15,643,860	$(248,924)

4.7500% representing 1 month SOFR rate + spread	Total return of VanEck Junior Gold Miners ETF	J.P. Morgan	12/16/2025	299,023	13,897,364	(640,337)

4.5000% representing 1 month SOFR rate + spread	Total return of VanEck Junior Gold Miners ETF	UBS Securities LLC	12/17/2025	721,887	33,474,771	(1,973,922)

4.9500% representing 1 month SOFR rate + spread	Total return of VanEck Junior Gold Miners ETF	Citibank N.A.	12/19/2025	960,484	44,649,444	(1,859,315)

					$107,665,439	$(4,722,498)

Direxion Daily Magnificent 7 Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
COMMON STOCKS - 47.1%
Computer and Electronic Product Manufacturing - 19.3%
34,815	Alphabet, Inc. - Class A	$7,102,956
26,181	Apple, Inc.	6,178,716
49,472	NVIDIA Corp.	5,940,103

		19,221,775

General Merchandise Retailers - 7.1%
29,624	Amazon.com, Inc. (a)	7,041,032

Professional, Scientific, and Technical Services - 7.9%
11,391	Meta Platforms, Inc. - Class A	7,850,450

Publishing Industries - 6.4%
15,267	Microsoft Corp.	6,336,721

Transportation Equipment Manufacturing - 6.4%
15,825	Tesla, Inc. (a)	6,402,795

	TOTAL COMMON STOCKS (Cost $42,752,232)	$46,852,773

SHORT TERM INVESTMENTS - 54.1%
Money Market Funds - 54.1%
31,260,949	Dreyfus Government Cash Management Institutional Shares, 4.26% (b)	$31,260,949
10,850,482	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (b)	10,850,482
8,140,450	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (b)	8,140,450
3,651,993	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (b)	3,651,993

	TOTAL SHORT TERM INVESTMENTS (Cost $53,903,874)	$53,903,874

	TOTAL INVESTMENTS (Cost $96,656,106) - 101.2% (c)	$100,756,647
	Liabilities in Excess of Other Assets - (1.2)%	(1,154,425)

	TOTAL NET ASSETS - 100.0%	$99,602,222

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $44,319,909.

Long Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of Indxx Magnificent 7 Index	5.0500% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2025	12,470	$97,263,077	$(40,532)

Total return of Indxx Magnificent 7 Index	5.1500% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2025	2,284	18,203,274	(475,220)

Total return of Indxx Magnificent 7 Index	5.3500% representing 1 month SOFR rate + spread	Barclays	12/22/2025	4,729	37,460,762	(655,241)

					$152,927,113	$(1,170,993)

Direxion Daily NYSE FANG+ Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
COMMON STOCKS - 33.7%
Computer and Electronic Product Manufacturing - 12.9%
15,782	Alphabet, Inc.	$3,219,844
11,986	Apple, Inc.	2,828,696
13,296	Broadcom, Inc.	2,942,006
23,065	NVIDIA Corp.	2,769,414

		11,759,960

General Merchandise Retailers - 3.5%
13,484	Amazon.com, Inc. (a)	3,204,877

Motion Picture and Sound Recording Industries - 3.6%
3,342	Netflix, Inc. (a)	3,264,332

Professional, Scientific, and Technical Services - 6.9%
4,979	Meta Platforms, Inc.	3,431,427
2,802	ServiceNow, Inc. (a)	2,853,501

		6,284,928

Publishing Industries - 6.8%
8,515	CrowdStrike Holdings, Inc. (a)	3,389,566
6,798	Microsoft Corp.	2,821,578

		6,211,144

	TOTAL COMMON STOCKS (Cost $27,965,731)	$30,725,241

SHORT TERM INVESTMENTS - 66.7%
Money Market Funds - 66.7%
45,517,626	Dreyfus Government Cash Management Institutional Shares, 4.26% (b)	$45,517,626
6,980,004	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (b)	6,980,004
8,297,095	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (b)	8,297,095

	TOTAL SHORT TERM INVESTMENTS (Cost $60,794,725)	$60,794,725

	TOTAL INVESTMENTS (Cost $88,760,456) - 100.4% (c)	$91,519,966
	Liabilities in Excess of Other Assets - (0.4)%	(307,190)

	TOTAL NET ASSETS - 100.0%	$91,212,776

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $41,753,787.

Long Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of NYSE FANG + Index	5.3500% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2025	2,334	$31,187,935	$205,547

Total return of NYSE FANG + Index	5.2400% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2025	2,306	30,978,350	20,296

Total return of NYSE FANG + Index	5.1500% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2025	2,904	39,742,980	(640,539)

Total return of NYSE FANG + Index	5.1800% representing 1 month SOFR rate + spread	Barclays	12/22/2025	3,659	49,211,766	120,880

					$151,121,031	$(293,816)

Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
INVESTMENT COMPANIES - 52.2%
447,988	Global X Robotics & Artificial Intelligence ETF (a)	$14,864,242

	TOTAL INVESTMENT COMPANIES (Cost $13,728,714)	$14,864,242

SHORT TERM INVESTMENTS - 48.4%
Money Market Funds - 48.4%
8,830,604	Dreyfus Government Cash Management Institutional Shares, 4.26% (b)	$8,830,604
189,299	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (b)	189,299
4,775,179	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (b)	4,775,179

	TOTAL SHORT TERM INVESTMENTS (Cost $13,795,082)	$13,795,082

	TOTAL INVESTMENTS (Cost $27,523,796) - 100.6% (c)	$28,659,324
	Liabilities in Excess of Other Assets - (0.6)%	(180,667)

	TOTAL NET ASSETS - 100.0%	$28,478,657

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,582,886.

Long Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	5.1500% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2025	75,961	$2,508,232	$(7,836)

Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	5.1400% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2025	526,460	17,456,023	(68,836)

Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	5.3000% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2025	622,692	19,971,006	564,765

Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	5.2800% representing 1 month SOFR rate + spread	Barclays	12/22/2025	43,519	1,409,145	26,771

					$41,344,406	$514,864

Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
COMMON STOCKS - 66.0%
Funds, Trusts, and Other Financial Vehicles - 1.3%
162,512	Magnolia Oil & Gas Corp.	$3,851,534

Gasoline Stations and Fuel Dealers - 2.4%
34,924	Chevron Corp.	5,210,311
96,803	Delek US Holdings, Inc.	1,728,902

		6,939,213

Merchant Wholesalers, Durable Goods - 0.1%
10,382	REX American Resources Corp. (a)	433,137

Merchant Wholesalers, Nondurable Goods - 2.5%
140,094	HF Sinclair Corp.	5,054,591
75,011	World Kinect Corp. (b)	2,120,561

		7,175,152

Oil and Gas Extraction - 37.2%
165,816	Antero Resources Corp. (a)	6,188,253
243,758	APA Corp. (b)	5,345,613
108,099	Berry Petroleum Corp.	471,312
57,461	California Resources Corp.	2,827,081
45,669	Chord Energy Corp.	5,135,479
132,012	Clean Energy Fuels Corp. (a)	436,960
141,952	CNX Resources Corp. (a)	3,886,646
123,095	Comstock Resources, Inc. (a)(b)	2,284,643
215,202	Coterra Energy, Inc.	5,965,400
170,488	Crescent Energy Co. (b)	2,567,549
156,946	Devon Energy Corp.	5,351,859
33,285	Diamondback Energy, Inc.	5,470,723
42,766	EOG Resources, Inc.	5,379,535
119,687	EQT Corp.	6,118,399
54,773	Expand Energy Corp.	5,564,937
48,745	Exxon Mobil Corp.	5,207,428
94,498	Green Plains, Inc. (a)	843,867
738,634	Kosmos Energy Ltd. (a)	2,348,856
95,057	Matador Resources Co.	5,513,306
166,829	Murphy Oil Corp.	4,442,656
103,829	Northern Oil and Gas, Inc.	3,732,653
112,549	Occidental Petroleum Corp.	5,250,411
86,071	Par Pacific Holdings, Inc. (a)	1,439,107
151,624	Range Resources Corp. (b)	5,616,153
31,061	SandRidge Energy, Inc.	368,073
132,377	SM Energy Co.	5,025,031
92,204	VAALCO Energy, Inc. (b)	378,036
88,890	Viper Energy, Inc.	4,168,941
13,807	Vitesse Energy, Inc. (b)	357,325

		107,686,232

Petroleum and Coal Products Manufacturing - 9.9%
57,890	Calumet, Inc. (a)(b)	1,025,232
53,385	ConocoPhillips	5,276,040
49,035	CVR Energy, Inc. (b)	929,213
35,897	Marathon Petroleum Corp.	5,230,552
147,889	PBF Energy, Inc.	4,327,232
43,530	Phillips 66	5,130,881
40,930	Valero Energy Corp.	5,443,690
41,511	Vital Energy, Inc. (a)	1,324,201

		28,687,041

Printing and Related Support Activities - 1.8%
363,202	Permian Resources Corp.	5,320,909

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.3%
101,074	Sable Offshore Corp. (a)	2,519,775
62,763	Sitio Royalties Corp.	1,264,047

		3,783,822

Support Activities for Mining - 7.5%
112,392	Civitas Resources, Inc.	5,705,018
16,333	Gulfport Energy Corp. (a)	2,915,604
38,331	Hess Corp.	5,329,159
27,166	HighPeak Energy, Inc. (b)	370,273
129,120	Ovintiv, Inc.	5,451,446
200,873	Talos Energy, Inc. (a)	1,992,660

		21,764,160

Utilities - 2.0%
4,520	Texas Pacific Land Corp.	5,863,209

	TOTAL COMMON STOCKS (Cost $220,103,900)	$191,504,409

SHORT TERM INVESTMENTS - 38.2%
Money Market Funds - 38.2%
91,131,732	Dreyfus Government Cash Management Institutional Shares, 4.26% (c)(d)	$91,131,732
98,784	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (c)	98,784
19,423,119	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (c)	19,423,119

	TOTAL SHORT TERM INVESTMENTS (Cost $110,653,635)	$110,653,635

	TOTAL INVESTMENTS (Cost $330,757,535) - 104.2% (e)	$302,158,044
	Liabilities in Excess of Other Assets - (4.2)%	(12,298,540)

	TOTAL NET ASSETS - 100.0%	$289,859,504

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $173,972,375.

Long Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of S&P Oil & Gas Exploration & Production Select Industry Index	5.1000% representing 1 month SOFR rate + spread	BNP Paribas	12/5/2025	8,815	$47,270,878	$(1,864,594)

Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Total return of S&P Oil & Gas Exploration & Production Select Industry Index	5.3500% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2025	12,508	64,710,132	(288,205)

Total return of S&P Oil & Gas Exploration & Production Select Industry Index	5.3000% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2025	8,182	42,916,661	(682,511)

Total return of S&P Oil & Gas Exploration & Production Select Industry Index	5.2200% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2025	13,657	71,329,418	(909,224)

Total return of S&P Oil & Gas Exploration & Production Select Industry Index	5.1200% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2025	16,865	85,225,422	1,771,552

Total return of S&P Oil & Gas Exploration & Production Select Industry Index	5.0900% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2025	14,852	72,545,137	4,114,107

					$383,997,648	$2,141,125

Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 96.9%
Money Market Funds - 96.9%
33,502,352	Dreyfus Government Cash Management Institutional Shares, 4.26% (a)	$33,502,352
2,055,935	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (a)	2,055,935
20,058,933	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (a)	20,058,933

	TOTAL SHORT TERM INVESTMENTS (Cost $55,617,220) (b)	$55,617,220

	TOTAL INVESTMENTS (Cost $55,617,220) - 96.9%	$55,617,220
	Other Assets in Excess of Liabilities - 3.1%	1,767,506
	TOTAL NET ASSETS - 100.0%	$57,384,726

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $25,902,766.

Short Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

5.1300% representing 1 month SOFR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Goldman Sachs	12/10/2025	3,305	$17,293,741	$205,808

5.1000% representing 1 month SOFR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Bank of America Merrill Lynch	12/11/2025	4,386	23,411,469	789,729

4.9800% representing 1 month SOFR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	J.P. Morgan	12/16/2025	1,715	8,957,308	110,475

4.7000% representing 1 month SOFR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	UBS Securities LLC	12/17/2025	3,702	18,707,650	(398,714)

4.8200% representing 1 month SOFR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Citibank N.A.	12/19/2025	9,029	49,733,906	2,961,399

					$118,104,074	$3,668,697

Direxion Daily Travel & Vacation Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
COMMON STOCKS - 76.9%
Accommodation - 28.0%
1,974	Airbnb, Inc. Class A (a)	$258,930
3,048	Apple Hospitality REIT, Inc.	47,061
783	Boyd Gaming Corp.	60,017
335	Choice Hotels International, Inc. (b)	49,356
1,120	Hilton Grand Vacations, Inc. (a)	46,144
1,066	Hilton Worldwide Holdings, Inc.	272,971
4,894	Host Hotels & Resorts, Inc.	81,779
2,100	Huazhu Group Ltd. ADR	67,494
338	Hyatt Hotels Corp.	53,482
999	InterContinental Hotels Group PLC ADR (United Kingdom)(b)	134,585
2,628	Las Vegas Sands Corp.	120,441
939	Marriott International, Inc. Class A	272,864
6,323	Melco Resorts & Entertainment Ltd. ADR (a)	37,369
2,174	MGM Resorts International (a)	74,959
3,209	Park Hotels & Resorts, Inc.	43,289
2,456	Penn Entertainment, Inc. (a)	50,594
3,757	Sunstone Hotel Investors, Inc.	42,567
983	Travel + Leisure Co.	53,436
302	Vail Resorts, Inc.	51,376
652	Wyndham Hotels & Resorts, Inc.	68,473
871	Wynn Resorts Ltd.	75,646

		1,962,833

Administrative and Support Services - 11.9%
52	Booking Holdings, Inc.	246,353
1,033	Live Nation Entertainment, Inc. (a)	149,454
629	MakeMyTrip Ltd. ADR (India)(a)	68,731
978	Royal Caribbean Cruises Ltd. ADR (Liberia)	260,735
1,244	Six Flags Entertainment Corp.	54,848
3,150	TripAdvisor, Inc. (a)	55,314

		835,435

Air Transportation - 14.5%
1,149	Alaska Air Group, Inc. (a)	84,164
483	Allegiant Travel Co.	49,474
5,202	American Airlines Group, Inc. (a)	88,018
499	Copa Holdings SA ADR (Panama)	46,517
3,729	Delta Air Lines, Inc.	250,850
5,982	JetBlue Airways Corp. (a)	39,361
2,501	Ryanair Holdings PLC ADR (Ireland)	116,772
484	SkyWest, Inc. (a)	58,525
3,092	Southwest Airlines Co.	94,955
1,786	United Continental Holdings, Inc. (a)	189,030

		1,017,666

Amusement, Gambling, and Recreation Industries - 4.4%
2,391	The Walt Disney Co.	270,326
758	United Parks & Resorts, Inc. (a)	39,841

		310,167

Management of Companies and Enterprises - 6.1%
3,504	Norwegian Cruise Line Holdings Ltd. ADR (a)	99,338
3,751	Trip.com Group Ltd. ADR (China)(a)	263,208
1,300	Viking Holdings Ltd. ADR (a)	65,819

		428,365

Performing Arts, Spectator Sports, and Related Industries - 2.1%
1,926	Caesars Entertainment, Inc. (a)	69,432
613	Churchill Downs, Inc.	75,755

		145,187

Real Estate - 5.1%
2,041	Gaming & Leisure Properties, Inc.	98,764
519	Marriott Vacations Worldwide Corp.	45,034
601	Ryman Hospitality Properties, Inc.	63,009
4,989	VICI Properties, Inc.	148,522

		355,329

Support Activities for Transportation - 2.0%
819	Expedia, Inc. (a)	140,008

Water Transportation - 2.8%
7,013	Carnival Corp. ADR (Panama)(a)	194,050

	TOTAL COMMON STOCKS (Cost $5,509,182)	$5,389,040

SHORT TERM INVESTMENTS - 24.1%
Money Market Funds - 24.1%
1,353,262	Dreyfus Government Cash Management Institutional Shares, 4.26% (c)(d)	$1,353,262
336,858	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (c)	336,858

	TOTAL SHORT TERM INVESTMENTS (Cost $1,690,120)	$1,690,120

	TOTAL INVESTMENTS (Cost $7,199,302) - 101.0% (e)	$7,079,160
	Liabilities in Excess of Other Assets - (1.0)%	(68,474)

	TOTAL NET ASSETS - 100.0%	$7,010,686

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,240,607.
ADR	- American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of BlueStar® Travel and Vacation Index	5.0000% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2025	8,622	$1,614,265	$15,133

Total return of BlueStar® Travel and Vacation Index	5.2000% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2025	36,920	7,005,939	(41,049)

					$8,620,204	$(25,916)

Direxion Daily Uranium Industry Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
INVESTMENT COMPANIES - 47.2%
94,707	Global X Uranium ETF (a)	$2,681,155
27,857	Sprott Uranium Miners ETF (a)	1,130,716

	TOTAL INVESTMENT COMPANIES (Cost $4,271,184)	$3,811,871

SHORT TERM INVESTMENTS - 62.8%
Money Market Funds - 62.8%
2,015,864	Dreyfus Government Cash Management Institutional Shares, 4.26% (b)	$2,015,864
1,899,670	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (b)	1,899,670
1,155,014	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (b)	1,155,014

	TOTAL SHORT TERM INVESTMENTS (Cost $5,070,548)	$5,070,548

	TOTAL INVESTMENTS (Cost $9,341,732) - 110.0% (c)	$8,882,419
	Liabilities in Excess of Other Assets - (10.0)%	(808,016)

	TOTAL NET ASSETS - 100.0%	$8,074,403

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,097,985.

Long Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of Solactive United States Uranium and Nuclear Energy ETF Select Index	5.3000% representing 1 month SOFR rate + spread	BNP Paribas	12/5/2025	13	$54,862	$7,675

Total return of Solactive United States Uranium and Nuclear Energy ETF Select Index	5.0500% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2025	2,028	8,346,218	(484,702)

Total return of Solactive United States Uranium and Nuclear Energy ETF Select Index	5.2500% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2025	1,163	4,832,756	(295,588)

					$13,233,836	$(772,615)

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
COMMON STOCKS - 69.9%
Accommodation - 0.9%
1,507	Boyd Gaming Corp.	$115,511
508	Choice Hotels International, Inc. (a)	74,844
1,410	Hilton Grand Vacations, Inc. (b)	58,092
961	Hyatt Hotels Corp. Class A	152,059
4,691	Park Hotels & Resorts, Inc.	63,282
1,555	Travel + Leisure Co.	84,530
851	Vail Resorts, Inc.	144,772
1,768	Wyndham Hotels & Resorts, Inc.	185,675

		878,765

Administrative and Support Services - 0.8%
1,067	ManpowerGroup, Inc.	64,255
1,399	MasTec, Inc. (b)	202,981
4,192	RB Global, Inc. ADR	375,100
3,219	Warner Music Group Corp. Class C (a)	102,364

		744,700

Air Transportation - 0.3%
14,936	American Airlines Group, Inc. (b)	252,717

Ambulatory Health Care Services - 0.4%
2,111	Acadia Healthcare Company, Inc. (b)	95,227
744	Amedisys, Inc. (b)	68,820
579	Medpace Holdings, Inc. (b)	202,158

		366,205

Apparel Manufacturing - 0.3%
2,680	Capri Holdings Ltd. ADR (a)(b)	66,410
728	Columbia Sportswear Co. (a)	64,283
1,269	PVH Corp.	113,702
4,292	Under Armour, Inc. Class A (b)	35,838
2,947	Under Armour, Inc. Class C (b)	22,191

		302,424

Beverage and Tobacco Product Manufacturing - 0.2%
196	Boston Beer Co., Inc. Class A (b)	49,131
134	Coca-Cola Consolidated, Inc.	183,261
		232,392
Broadcasting and Content Providers - 0.3%
663	Nexstar Media Group, Inc.	101,585
1,512	TKO Group Holdings, Inc. (b)	234,677

		336,262

Building Material and Garden Equipment and Supplies Dealers - 0.1%
1,287	Knife River Corp. (b)	133,308

Chemical Manufacturing - 3.3%
24,449	Arcadium Lithium PLC ADR (b)	140,337
1,110	Ashland, Inc.	70,474
2,077	Avient Corp.	89,103
4,332	BioMarin Pharmaceutical, Inc. (b)	274,476
1,246	Cabot Corp.	107,742
8,304	Coty, Inc. Class A (b)	60,868
2,892	Halozyme Therapeutics, Inc. (b)	163,803
1,374	Jazz Pharmaceuticals PLC ADR (Ireland) (b)	170,884
1,580	Lantheus Holdings, Inc. (a)(b)	146,166
2,301	Neurocrine Biosciences, Inc. (b)	349,338
174	NewMarket Corp.	86,655
2,650	Olin Corp.	77,619
3,101	Perrigo Co. PLC ADR (Ireland)	77,246
1,184	Repligen Corp. (b)	196,793
9,762	Roivant Sciences Ltd. ADR (Ireland) (a)(b)	108,651
2,925	RPM International, Inc.	370,305
2,171	Sarepta Therapeutics, Inc. (b)	246,886
969	Scotts Miracle-Gro Co.	68,760
3,396	The Chemours Co.	64,490
1,015	United Therapeutics Corp. (b)	356,438
761	Westlake Chemical Corp.	86,959

		3,313,993

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 0.3%
1,161	Abercrombie & Fitch Co. Class A (b)	138,600
5,047	Gap, Inc.	121,481
2,202	Nordstrom, Inc.	53,289

		313,370

Computer and Electronic Product Manufacturing - 3.5%
2,579	Amkor Technology, Inc.	63,469
438	Bio-Rad Laboratories, Inc. Class A (b)	158,065
2,515	Bruker Corp.	146,247
1,208	Cirrus Logic, Inc. (b)	121,332
3,898	Cognex Corp.	155,530
1,356	Dolby Laboratories, Inc.	113,538
824	Fabrinet ADR (b)	178,157
8,814	Flex Ltd. ADR (b)	367,103
3,605	Illumina, Inc. (b)	478,528
2,588	Iridium Communications, Inc.	74,405
3,136	Lattice Semiconductor Corp. (a)(b)	178,815
1,234	LivaNova PLC ADR (United Kingdom) (b)	61,638
1,562	Lumentum Holdings, Inc. (a)(b)	132,864
1,316	MACOM Technology Solutions Holdings, Inc. (b)	174,041
1,010	Masimo Corp. (b)	175,972
1,530	MKS Instruments, Inc.	173,318
1,293	Power Integrations, Inc.	80,580
2,422	Rambus, Inc. (b)	149,244
3,400	Sensata Technologies Holdings PLC ADR (United Kingdom)	92,344
2,175	Teradata Corp. (b)	69,404
1,003	Universal Display Corp.	150,370
3,414	Vontier Corp.	131,610

		3,426,574

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 1.9%
2,969	Allegro MicroSystems, Inc. (a)(b)	71,523
1,005	ASGN, Inc. (b)	88,651
3,515	Coherent Corp. (b)	318,072
1,061	Concentrix Corp. (a)	55,469
3,657	ExlService Holdings, Inc. (b)	183,801
5,279	Kyndryl Holdings, Inc. (b)	200,391
816	Novanta, Inc. ADR (Canada) (a)(b)	122,123
1,123	Onto Innovation, Inc. (b)	229,945
7,076	Pure Storage, Inc. (b)	479,682
904	WEX, Inc. (b)	166,237

		1,915,894

Construction of Buildings - 0.9%
15,470	Avantor, Inc. (b)	344,672
1,601	KB Home	107,427
2,352	Taylor Morrison Home Corp. (b)	151,610
2,295	Toll Brothers, Inc.	311,684

		915,393

Credit Intermediation and Related Activities - 4.5%
6,233	Ally Financial, Inc.	242,900
3,658	Associated Banc-Corp.	91,962
2,398	Bank OZK	121,794
4,159	Cadence Bank	146,397
4,763	Columbia Banking System, Inc.	132,888
2,989	Comerica, Inc.	201,219
2,785	Commerce Bancshares, Inc.	186,038
3,151	East West Bancorp, Inc.	324,458
939	Euronet Worldwide, Inc. (b)	92,492
8,173	F.N.B. Corp.	128,234
2,923	First Financial Bankshares, Inc.	108,911
12,050	First Horizon National Corp.	263,775

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

6,888	Flagstar Financial, Inc. (a)	81,485
1,956	Hancock Whitney Corp.	116,851
1,216	International Bancshares Corp.	80,122
7,250	Old National Bancorp	172,913
1,740	Pinnacle Financial Partners, Inc.	217,100
2,165	Prosperity Bancshares, Inc.	173,200
3,220	Synovus Financial Corp.	181,672
1,050	Texas Capital Bancshares, Inc. (b)	82,898
1,547	UMB Financial Corp. (a)	182,391
3,066	United Bankshares, Inc.	118,041
10,792	Valley National Bancorp	110,942
3,896	Webster Financial Corp.	234,695
2,479	Western Alliance Bancorp	217,830
7,678	Western Union Co.	79,237
1,511	Wintrust Financial Corp.	197,654
3,357	Zions Bancorp	194,236

		4,482,335

Educational Services - 0.5%
861	Duolingo, Inc. (b)	313,396
77	Graham Holdings Co. Class B	71,519
653	Grand Canyon Education, Inc. (b)	114,693

		499,608

Electrical Equipment, Appliance, and Component Manufacturing - 0.9%
695	Acuity Brands, Inc.	231,011
609	IPG Photonics Corp. (b)	44,658
564	Littelfuse, Inc.	134,435
1,505	Regal Rexnord Corp.	238,889
910	Synaptics, Inc. (a)(b)	77,259
1,253	Whirlpool Corp. (a)	131,577

		857,829

Fabricated Metal Product Manufacturing - 2.1%
4,956	Axalta Coating Systems Ltd. ADR (b)	178,119
2,078	BWX Technologies, Inc.	234,669
956	Chart Industries, Inc. (b)	202,280
2,686	Crown Holdings, Inc.	235,992
863	Curtiss-Wright Corp.	299,409
2,585	Mueller Industries, Inc.	203,569
710	RBC Bearings, Inc. (b)	247,612
1,845	Silgan Holdings, Inc.	101,512
1,450	Timken Co.	116,391
455	Valmont Industries, Inc.	150,951
622	Watts Water Technologies, Inc.	128,617

		2,099,121

Food and Beverage Retailers - 1.2%
3,579	Celsius Holdings, Inc. (b)	89,403
3,541	Performance Food Group Co. (b)	319,788
2,273	Sprouts Farmers Market, Inc. (b)	359,907
5,295	Us Foods Holding Corp. (b)	375,574

		1,144,672

Food Manufacturing - 0.5%
4,452	Flowers Foods, Inc.	87,036
1,481	Ingredion, Inc.	202,068
439	Lancaster Colony Corp.	74,077
916	Pilgrim’s Pride Corp. (b)	42,631
1,076	Post Holdings, Inc. (b)	114,228

		520,040

Food Services and Drinking Places - 1.2%
844	Casey’s General Stores, Inc.	355,974
1,388	Manhattan Associates, Inc. (b)	289,523
1,516	Texas Roadhouse, Inc.	274,547
3,892	Wendy’s Co.	57,718
664	Wingstop, Inc.	197,806

		1,175,568

Forestry and Logging - 0.1%
3,214	Rayonier, Inc.	84,014

Funds, Trusts, and Other Financial Vehicles - 1.4%
2,348	Agree Realty Corp. (a)	170,394
12,741	Annaly Capital Management, Inc.	260,044
4,797	Carlyle Group, Inc. (a)	269,400
1,123	EastGroup Properties, Inc.	190,483
3,008	First Industrial Realty Trust, Inc.	160,597
8,055	Healthcare Realty Trust, Inc.	134,921
2,227	SEI Investments Co.	192,814

		1,378,653

Furniture, Home Furnishings, Electronics, and Appliance Retailers - 1.3%
2,437	Floor & Decor Holdings, Inc. Class A (b)	243,944
9,236	GameStop Corp. Class A (b)	248,449
340	RH (a)(b)	142,497
2,872	Williams-Sonoma, Inc.	607,055

		1,241,945

General Merchandise Retailers - 1.4%
2,938	BellRing Brands, Inc. (b)	227,254
3,014	BJ’s Wholesale Club Holdings, Inc. (b)	298,536
1,432	Burlington Stores, Inc. (b)	406,588
1,280	e.l.f. Beauty, Inc. (a)(b)	127,885
885	FirstCash Holdings, Inc.	96,598
1,250	Five Below, Inc. (b)	117,225
6,305	Macy’s, Inc. (a)	98,232

		1,372,318

Health and Personal Care Retailers - 0.9%
2,912	Doximity, Inc. Class A (b)	172,099
3,912	Envista Holdings Corp. (b)	80,274
3,868	Option Care Health, Inc. (b)	119,599
872	Penumbra, Inc. (b)	232,798
1,913	Planet Fitness, Inc. Class A (b)	206,910
3,476	Sotera Health Co. (b)	47,656

		859,336

Heavy and Civil Engineering Construction - 0.4%
4,379	Core & Main, Inc. Class A (b)	247,151
3,029	KBR, Inc.	164,838

		411,989

Hospitals - 0.5%
2,290	Encompass Health Corp.	227,329
2,162	Tenet Healthcare Corp. (b)	304,604

		531,933

Insurance Carriers and Related Activities - 3.6%
1,641	American Financial Group, Inc.	224,095
1,349	Brighthouse Financial, Inc. (b)	83,247
2,346	CNO Financial Group, Inc.	93,699
7,122	Equitable Holdings, Inc.	387,579
2,414	Essent Group Ltd. ADR	140,616
2,341	First American Financial Corp.	147,998
819	Hanover Insurance Group, Inc.	125,381
1,368	Kemper Corp.	91,902
503	Kinsale Capital Group, Inc.	222,296
5,759	MGIC Investment Corp.	147,085
5,302	Old Republic International Corp.	193,947
759	Primerica, Inc.	220,239
1,497	Reinsurance Group of America, Inc.	341,106
1,181	RenaissanceRe Holdings Ltd. ADR	274,677
1,896	RLI Corp.	139,072
2,418	Ryan Specialty Holdings, Inc.	160,990
1,382	Selective Insurance Group, Inc.	116,268
3,819	Unum Group	291,199
2,187	Voya Financial, Inc.	155,255

		3,556,651

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Leather and Allied Product Manufacturing - 0.4%
1,325	Crocs, Inc. (a)(b)	135,243
2,991	Skechers U.S.A., Inc. Class A (b)	225,342

		360,585

Machinery Manufacturing - 3.1%
1,533	AAON, Inc.	178,411
1,408	AGCO Corp.	147,037
917	Belden, Inc.	106,803
1,500	Brunswick Corp. (a)	101,160
1,106	Crane Company	188,374
1,118	Crane NXT Co.	71,519
2,722	Donaldson Co., Inc.	193,779
905	EnerSys	87,848
1,292	Esab Corp.	160,001
2,986	Flowserve Corp.	186,983
3,838	Graco, Inc.	323,044
1,852	ITT, Inc.	279,689
1,283	Lincoln Electric Holdings, Inc.	255,035
1,223	Middleby Corp. (a)(b)	209,304
8,844	NOV, Inc.	127,796
1,479	Oshkosh Corp.	172,156
1,518	Terex Corp.	73,001
2,332	Toro Co.	194,186

		3,056,126

Management of Companies and Enterprises - 1.0%
19,872	CNH Industrial NV ADR	255,951
1,458	Cullen/Frost Bankers, Inc. (a)	203,245
2,577	Glacier Bancorp, Inc. (a)	128,000
4,202	Home Bancshares, Inc.	126,858
2,230	South State Corp.	235,466

		949,520

Merchant Wholesalers, Durable Goods - 2.1%
874	Applied Industrial Technologies, Inc.	227,266
1,195	Arrow Electronics, Inc. (b)	139,277
1,976	Avnet, Inc.	102,080
4,330	ChampionX Corp.	124,011
2,824	Fortune Brands Innovations, Inc.	202,396
1,841	Hexcel Corp.	120,033
3,690	Jefferies Financial Group, Inc.	283,724
1,017	MSC Industrial Direct Co., Inc.	81,777
1,721	TD SYNNEX Corp.	245,260
792	Watsco, Inc. (a)	379,044
1,014	WESCO International, Inc.	187,590

		2,092,458

Merchant Wholesalers, Nondurable Goods - 0.1%
3,635	HF Sinclair Corp.	131,151
Miscellaneous Manufacturing - 1.0%
4,518	Dentsply Sirona, Inc.	89,276
2,585	Globus Medical, Inc. Class A (b)	239,681
1,142	Haemonetics Corp. (b)	78,855
2,007	Light & Wonder, Inc. Class A (b)	176,435
7,658	Mattel, Inc. (b)	142,745
893	MSA Safety, Inc.	147,104
4,482	Neogen Corp. (b)	51,364
1,928	YETI Holdings, Inc. (a)(b)	71,837

		997,297

Motor Vehicle and Parts Dealers - 0.4%
595	AutoNation, Inc. (b)	112,187
419	Murphy USA, Inc.	210,719
425	Penske Automotive Group, Inc.	70,393

		393,299

Nonmetallic Mineral Product Manufacturing - 0.6%
762	Eagle Materials, Inc.	195,636
1,950	Owens Corning	359,872

		555,508

Nursing and Residential Care Facilities - 0.2%
1,293	The Ensign Group, Inc.	180,580

Oil and Gas Extraction - 1.7%
6,648	Antero Resources Corp. (b)	248,103
1,389	Chord Energy Corp.	156,193
3,393	CNX Resources Corp. (b)	92,900
4,779	Expand Energy Corp.	485,547
2,638	Matador Resources Co.	153,004
3,116	Murphy Oil Corp.	82,979
1,288	ONE Gas, Inc.	90,984
5,485	Range Resources Corp.	203,164
2,341	Viper Energy, Inc.	109,793
1,651	Weatherford International PLC ADR	103,931

		1,726,598

Paper Manufacturing - 0.4%
6,822	Graphic Packaging Holding Company (a)	187,128
1,629	PotlatchDeltic Corp.	72,865
2,233	Sonoco Products Co.	106,380

		366,373

Performing Arts, Spectator Sports, and Related Industries - 0.2%
1,671	Churchill Downs, Inc.	206,502

Personal and Laundry Services - 0.3%
3,287	Service Corporation International	256,780

Petroleum and Coal Products Manufacturing - 0.5%
1,027	Carlisle Cos., Inc.	399,976
2,224	PBF Energy, Inc. Class A	65,074

		465,050

Pipeline Transportation - 0.3%
2,208	DT Midstream, Inc.	223,185
2,050	PNM Resources, Inc.	99,117

		322,302

Plastics and Rubber Products Manufacturing - 0.7%
1,604	Advanced Drainage Systems, Inc.	193,940
1,512	AptarGroup, Inc.	237,611
2,605	Berry Plastics Group, Inc.	176,931
6,476	Goodyear Tire & Rubber Co. (b)	57,442

		665,924

Primary Metal Manufacturing - 1.2%
5,872	Alcoa Corp.	207,399
1,133	Carpenter Technology Corp.	218,737
2,589	Commercial Metals Co.	125,541
1,230	Reliance, Inc.	356,085
738	Silicon Laboratories, Inc. (b)	100,065
5,118	United States Steel Corp.	188,598

		1,196,425

Printing and Related Support Activities - 0.2%
14,465	Permian Resources Corp.	211,912

Professional, Scientific, and Technical Services - 3.1%
3,047	AECOM	321,276
604	Aspen Technology, Inc. (b)	159,184
509	CACI International, Inc. Class A (b)	196,606
3,283	Ciena Corp. (b)	286,080
2,682	Cytokinetics, Inc. (b)	132,652
6,491	Exelixis, Inc. (b)	215,177
1,154	Exponent, Inc.	105,787
3,898	Fluor Corp. (b)	187,922
803	FTI Consulting, Inc. (b)	156,866
3,688	Genpact Ltd. ADR	179,569
3,115	H&R Block, Inc.	172,291
807	Insperity, Inc.	60,533
1,368	Maximus, Inc.	102,997

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

1,062	Parsons Corp. (b)	84,185
988	Paylocity Holding Corp. (b)	203,054
1,126	Science Applications International Corp.	121,923
958	Simpson Manufacturing Co., Inc.	160,944
6,085	Tetra Tech, Inc.	223,928

		3,070,974

Publishing Industries - 2.6%
1,359	Altair Engineering, Inc. (b)	149,966
525	Appfolio, Inc. Class A (b)	122,803
2,164	Bill.com Holdings, Inc. (b)	209,410
891	Blackbaud, Inc. (b)	68,741
994	CommVault Systems, Inc. (b)	158,304
4,613	DocuSign, Inc. (b)	446,215
5,059	Dropbox, Inc. Class A (b)	162,647
6,784	Dynatrace, Inc. (b)	391,776
3,265	NEXTracker, Inc. Class A (b)	164,621
832	Qualys, Inc. (b)	115,989
1,561	Shift4 Payments, Inc. (a)(b)	187,086
1,313	Spire, Inc.	93,170
3,709	The New York Times Co. Class A	201,399
6,166	ZoomInfo Technologies, Inc. (b)	63,448

		2,535,575

Publishing Industries (except Internet) - 0.4%
1,898	Guidewire Software, Inc. (b)	400,991

Real Estate - 3.7%
7,210	American Homes 4 Rent Class A	249,682
6,866	Brixmor Property Group, Inc.	178,928
2,556	Corporate Office Properties Trust	75,249
3,803	Cousins Properties, Inc.	116,106
1,721	EPR Properties	79,338
4,342	Equity Lifestyle Properties, Inc.	284,184
6,237	Gaming & Leisure Properties, Inc. (a)	301,809
5,108	Independence Realty Trust, Inc.	98,125
1,078	Jones Lang LaSalle, Inc. (b)	304,858
2,415	Kilroy Realty Corp.	94,233
4,993	Kite Realty Group Trust	115,588
1,999	Lamar Advertising Co. Class A	252,714
730	Marriott Vacations Worldwide Corp.	63,342
4,262	NNN REIT, Inc.	167,880
1,594	National Storage Affiliates Trust (a)	59,217
6,136	Omega Healthcare Investors, Inc.	227,400
5,046	Rexford Industrial Realty, Inc.	205,170
5,378	Sabra Health Care REIT, Inc.	89,866
4,142	STAG Industrial, Inc.	141,574
7,280	Starwood Property Trust, Inc. (a)	140,868
3,770	Vornado Realty Trust (a)	163,090
4,974	WP Carey, Inc.	278,096

		3,687,317

Religious, Grantmaking, Civic, Professional, and Similar Organizations - 0.2%
1,985	HealthEquity, Inc. (b)	219,184

Rental and Leasing Services - 0.3%
383	Avis Budget Group, Inc. (a)(b)	34,355
808	GATX Corp.	133,700
961	Ryder System, Inc.	153,193

		321,248

Repair and Maintenance - 0.1%
2,929	Valvoline, Inc. (b)	108,695

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.1%
687	Affiliated Managers Group, Inc.	129,115
5,988	Aramark Corp.	232,993
341	Chemed Corporation	191,642
805	Evercore, Inc. Class A	234,472
1,771	Federated Hermes, Inc. Class B	70,433
5,909	Fidelity National Financial, inc.	343,726
949	Hamilton Lane, Inc. Class A (a)	151,062
1,218	Houlihan Lokey, Inc.	221,335
2,475	Interactive Brokers Group, Inc. Class C	538,164
2,891	Janus Henderson Group PLC ADR (United Kingdom)	129,893
614	Morningstar, Inc.	201,785
3,746	nVent Electric PLC ADR (Ireland)	243,827
4,826	SLM Corp.	134,694
2,326	Stifel Financial Corp.	269,467

		3,092,608

Specialty Trade Contractors - 1.1%
806	Comfort Systems USA, Inc.	352,020
1,046	EMCOR Group, Inc.	468,671
666	TopBuild Corp. (b)	228,225

		1,048,916

Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers - 0.6%
3,746	Chewy, Inc. Class A (b)	146,019
1,315	Dick’s Sporting Goods, Inc.	315,666
1,394	Ollie’s Bargain Outlet Holdings, Inc. (b)	155,445

		617,130

Support Activities for Mining - 0.9%
2,018	Civitas Resources, Inc.	102,433
11,003	Cleveland-Cliffs, Inc. (a)(b)	112,671
5,917	Ovintiv, Inc.	249,816
1,495	Royal Gold, Inc.	209,031
1,370	Southwest Gas Holdings, Inc.	102,311
1,487	Valaris Ltd. ADR (a)(b)	71,287

		847,549

Support Activities for Transportation - 0.6%
2,716	GXO Logistics, Inc. (b)	123,442
992	The Brink’s Co.	92,583
2,646	XPO, Inc. (b)	353,691

		569,716
Telecommunications - 0.2%
5,037	Frontier Communications Parent, Inc. (b)	180,123

Textile Product Mills - 0.3%
3,947	Tempur Sealy International, Inc.	249,214

Transportation Equipment Manufacturing - 1.0%
1,647	Autoliv, Inc.	159,199
5,169	Gentex Corp.	133,981
2,605	Harley-Davidson, Inc. (a)	70,491
1,235	Lear Corp.	116,201
1,192	Polaris Industries, Inc. (a)	56,858
1,207	Thor Industries, Inc. (a)	124,128
628	Visteon Corp. (b)	52,790
1,356	Woodward, Inc.	251,199

		964,847

Truck Transportation - 0.9%
3,680	Knight-Swift Transportation Holdings, Inc. Class A	210,091
605	Lithia Motors, Inc. Class A	227,541
3,679	Maplebear, Inc. (b)	177,622
604	Saia, Inc. (a)(b)	289,986

		905,240

Utilities - 1.5%
1,314	ALLETE, Inc.	86,225
7,658	Antero Midstream Corporation	122,834
1,627	Black Hills Corp.	95,554
5,742	Essential Utilities, Inc.	203,726
1,211	IDACORP, Inc.	133,137
2,077	National Fuel Gas Co.	145,452
2,254	New Jersey Resources Corp.	108,079
1,394	NorthWestern Corp.	75,151
4,567	OGE Energy Corp.	192,865

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

1,306	Ormat Technologies, Inc.	83,780
2,397	Portland General Electric Co.	98,613
4,880	UGI Corp. (a)	149,962

		1,495,378

Warehousing and Storage - 0.4%
5,140	CubeSmart	214,338
803	Landstar System, Inc.	132,222

		346,560

Waste Management and Remediation Services - 0.3%
1,152	Clean Harbors, Inc. (b)	268,416
3,615	Darling Ingredients, Inc. (b)	135,418

		403,834

Water Transportation - 0.1%
1,305	Kirby Corp. (b)	142,441

Wood Product Manufacturing - 0.4%
588	Greif, Inc. Class A	35,997
1,421	Louisiana-Pacific Corp.	166,215
2,435	Trex Company, Inc. (b)	177,341
1,380	UFP Industries, Inc.	159,597

		539,150

	TOTAL COMMON STOCKS (Cost $63,892,680)	$69,229,089

SHORT TERM INVESTMENTS - 32.5%
Money Market Funds - 32.5%
22,030,714	Dreyfus Government Cash Management Institutional Shares, 4.26% (c)(d)	$22,030,714
10,085,570	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (c)	10,085,570

	TOTAL SHORT TERM INVESTMENTS (Cost $32,116,284)	$32,116,284

	TOTAL INVESTMENTS (Cost $96,008,964) - 102.4% (e)	$101,345,373
	Liabilities in Excess of Other Assets - (2.4)%	(2,364,027)

	TOTAL NET ASSETS - 100.0%	$98,981,346

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	A portion of this security represents a security on loan.
(b)	Non-income producing security.
(c)	Represents annualized seven-day yield at January 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $76,766,766.
ADR	- American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of S&P MidCap 400® Index	5.2500% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2025	14,677	$47,551,420	$(256,699)

Total return of S&P MidCap 400® Index	5.2000% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2025	18,125	59,145,228	(706,432)

Total return of S&P MidCap 400® Index	5.0500% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2025	21,617	70,210,555	(474,413)

Total return of S&P MidCap 400® Index	5.2000% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2025	15,887	49,576,414	1,658,726

					$226,483,617	$221,182

Direxion Daily S&P 500® Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
COMMON STOCKS - 67.2%
Accommodation - 0.3%
28,202	Airbnb, Inc. Class A (a)	$3,699,256
15,888	Hilton Worldwide Holdings, Inc.	4,068,440
45,539	Host Hotels & Resorts, Inc.	760,956
22,671	Las Vegas Sands Corp. (b)	1,039,012
15,025	Marriott International, Inc. Class A	4,366,115
14,737	MGM Resorts International (a)	508,132
6,028	Wynn Resorts Ltd.	523,532

		14,965,443

Administrative and Support Services - 2.0%
5,665	Allegion PLC ADR (Ireland)	751,916
94,152	Amcor PLC ADR (United Kingdom)	915,157
6,319	Ameriprise Financial, Inc.	3,433,492
26,541	Automatic Data Processing, Inc.	8,042,188
2,155	Booking Holdings, Inc.	10,209,442
7,608	Broadridge Financial Solutions, Inc.	1,812,378
4,538	Corpay, Inc. (a)	1,726,664
8,081	Equifax, Inc.	2,220,497
2,479	FactSet Research System, Inc.	1,176,062
5,023	Gartner, Inc. (a)	2,726,635
19,114	Iron Mountain, Inc.	1,941,409
10,208	Live Nation Entertainment, Inc. (a)	1,476,894
16,355	Match Group, Inc. (b)	583,874
7,993	Millrose Properties, Inc. (a)	74,335
10,143	Moody’s Corp.	5,065,820
18,296	Rollins, Inc.	905,652
16,114	Royal Caribbean Cruises Ltd. ADR (Liberia)	4,295,992
137,165	Uber Technologies, Inc. (a)	9,169,480
112,579	Visa, Inc. Class A	38,479,502
23,793	Waste Management, Inc.	5,240,646

		100,248,035

Air Transportation - 0.1%
41,768	Delta Air Lines, Inc.	2,809,733
39,069	Southwest Airlines Co.	1,199,809
21,421	United Continental Holdings, Inc. (a)	2,267,199

		6,276,741

Ambulatory Health Care Services - 0.1%
2,938	DaVita, Inc. (a)	517,675
5,456	Labcorp Holdings, Inc.	1,362,909
3,726	Molina Healthcare, Inc. (a)	1,156,588
7,270	Quest Diagnostics, Inc.	1,185,737
77,754	Viatris, Inc.	877,065

		5,099,974

Amusement, Gambling, and Recreation Industries - 0.3%
117,976	The Walt Disney Co.	13,338,367

Apparel Manufacturing - 0.1%
22,328	Cintas Corp.	4,478,327
9,904	Deckers Outdoor Corp. (a)	1,756,574
2,619	Ralph Lauren Corp.	653,964

		6,888,865

Beverage and Tobacco Product Manufacturing - 0.8%
110,410	Altria Group, Inc.	5,766,714
10,162	Constellation Brands, Inc. Class A	1,837,290
73,340	Keurig Dr Pepper, Inc.	2,354,214
11,376	Molson Coors Brewing Co. Class B	622,836
45,607	Monster Beverage Corp. (a)	2,221,517
89,372	PepsiCo, Inc.	13,467,467
101,285	Philip Morris International, Inc.	13,187,307

		39,457,345

Broadcasting and Content Providers - 0.3%
6,298	Charter Communications, Inc. (a)(b)	2,175,896
248,657	Comcast Corp. Class A	8,369,794
14,415	FOX Corp. Class A	737,760
8,595	FOX Corp. Class B	417,717
38,752	Paramount Global Class B (b)	421,622
145,432	Warner Bros Discovery, Inc. (a)	1,518,310

		13,641,099

Building Material and Garden Equipment and Supplies Dealers - 0.8%
36,951	Lowe’s Companies, Inc.	9,608,738
3,419	Snap-on, Inc.	1,214,258
64,702	The Home Depot, Inc.	26,655,930
34,800	Tractor Supply Co. (b)	1,891,728

		39,370,654

Chemical Manufacturing - 4.3%
115,112	AbbVie, Inc.	21,169,097
14,481	Air Products & Chemicals, Inc.	4,854,900
7,664	Albemarle Corp. (b)	645,232
35,013	Amgen, Inc.	9,993,410
9,491	Biogen, Inc. (a)	1,366,040
10,355	Bio-Techne Corp.	761,610
132,125	Bristol-Myers Squibb Co.	7,788,769
7,123	Celanese Corp.	506,018
11,328	CF Industries Holdings, Inc.	1,044,555
15,959	Church & Dwight Co., Inc.	1,683,994
8,070	Clorox Co.	1,280,548
53,232	Colgate-Palmolive Co.	4,615,214
27,231	DuPont de Nemours, Inc.	2,091,341
7,543	Eastman Chemical Co.	751,660
16,415	Ecolab, Inc.	4,106,869
51,334	Eli Lilly & Co.	41,635,981
8,138	FMC Corp.	453,938
81,180	Gilead Sciences, Inc.	7,890,696
10,425	Incyte Corp. (a)	773,118
37,409	IntercontinentalExchange, Inc.	5,979,080
16,656	International Flavors & Fragrances, Inc.	1,450,571
124,909	Kenvue, Inc.	2,659,313
21,727	Kimberly-Clark Corp.	2,823,858
31,013	Linde PLC ADR (Ireland)	13,835,519
16,923	LyondellBasell Industries N.V. Class A ADR (Netherlands) ADR	1,281,071
164,787	Merck & Co., Inc.	16,284,251
20,689	Mosaic Co.	577,016
369,165	Pfizer, Inc.	9,790,256
15,110	PPG Industries, Inc.	1,743,392
153,417	Procter & Gamble Co.	25,465,688
6,851	Regeneron Pharmaceuticals, Inc. (a)	4,610,586
16,774	Vertex Pharmaceuticals, Inc. (a)	7,744,220
29,398	Zoetis, Inc.	5,024,118

		212,681,929

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 0.3%
7,365	Lululemon Athletica, Inc. (a)(b)	3,050,583
21,608	Ross Stores, Inc.	3,253,301
73,474	TJX Companies, Inc.	9,168,820

Direxion Daily S&P 500® Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

		15,472,704

Computer and Electronic Product Manufacturing - 17.1%
105,711	Advanced Micro Devices, Inc. (a)	12,257,190
18,714	Agilent Technologies, Inc.	2,835,545
380,632	Alphabet, Inc.	77,656,541
310,035	Alphabet, Inc. Class C	63,743,196
15,069	AMETEK, Inc.	2,781,135
78,528	Amphenol Corp. Class A	5,558,212
32,350	Analog Devices, Inc.	6,854,641
984,698	Apple, Inc.	232,388,728
67,294	Arista Networks, Inc. (a)	7,754,288
304,261	Broadcom, Inc.	67,323,831
259,665	Cisco Systems, Inc.	15,735,699
41,879	Danaher Corp.	9,328,128
20,012	Dell Technologies, Inc.	2,073,243
8,807	Enphase Energy, Inc. (a)	548,500
6,982	First Solar, Inc. (a)	1,169,625
41,439	Fortinet, Inc. (a)	4,180,366
22,607	Fortive Corp.	1,838,627
29,770	GE HealthCare Technologies, Inc.	2,628,691
15,140	Hologic, Inc. (a)	1,092,200
62,780	HP, Inc.	2,040,350
280,962	Intel Corp.	5,459,092
60,228	International Business Machines Corp.	15,400,300
7,359	Jabil Circuit, Inc.	1,195,175
11,298	Keysight Technologies, Inc. (a)	2,014,998
12,355	L3Harris Technologies, Inc.	2,619,384
83,821	Lam Research Corp.	6,793,692
34,979	Microchip Technology, Inc.	1,899,360
72,226	Micron Technology, Inc.	6,589,900
3,186	Monolithic Power Systems, Inc.	2,030,661
10,879	Motorola Solutions, Inc.	5,104,971
13,348	NetApp, Inc.	1,629,791
8,926	Northrop Grumman Corp.	4,349,372
1,597,978	NVIDIA Corp.	191,869,218
16,557	NXP Semiconductors NV ADR (Netherlands)	3,452,962
27,735	ON Semiconductor Corp. (a)	1,451,650
26,026	Otis Worldwide Corp.	2,483,401
42,638	Palto Alto Networks, Inc. (a)	7,863,300
72,375	Qualcomm, Inc.	12,515,809
7,920	Revvity, Inc. (b)	998,950
6,992	Roper Technologies, Inc.	4,024,945
86,705	RTX Corp.	11,180,610
13,779	Seagate Technology Holdings PLC ADR (Ireland) ADR	1,327,744
10,413	Skyworks Solutions, Inc.	924,258
32,803	Super Micro Computer, Inc. (a)	935,542
3,035	Teledyne Technologies, Inc. (a)	1,551,887
10,607	Teradyne, Inc.	1,228,184
59,429	Texas Instruments, Inc.	10,971,188
24,916	Thermo Fisher Scientific, Inc.	14,893,539
15,917	Trimble, Inc. (a)	1,193,138
16,110	Veralto Corp.	1,665,613
3,860	Waters Corp. (a)	1,603,753
22,519	Western Digital Corp. (a)	1,466,662
3,359	Zebra Technologies Corp. Class A (a)	1,316,526

		849,794,311

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.2%
37,067	Fiserv, Inc. (a)	8,007,955

Construction of Buildings - 0.2%
18,995	D.R. Horton, Inc.	2,695,391
15,556	Lennar Corp. Class A	2,041,569
199	NVR, Inc. (a)	1,595,220
13,358	PulteGroup, Inc.	1,519,873

		7,852,053

Couriers and Messengers - 0.2%
14,643	FedEx Corp.	3,878,491
47,650	United Parcel Service, Inc. Class B	5,443,060

		9,321,551

Credit Intermediation and Related Activities - 3.7%
36,253	American Express Co.	11,508,515
434,861	Bank of America Corp.	20,134,064
47,365	Bank of New York Mellon Corp.	4,070,074
24,857	Capital One Financial Corp.	5,063,619
123,196	Citigroup, Inc.	10,031,850
28,716	Citizens Financial Group, Inc.	1,366,020
16,353	Discover Financial Services	3,288,425
35,067	Fidelity National Information Services, Inc.	2,856,909
43,683	Fifth Third Bancorp	1,935,594
16,582	Global Payments, Inc.	1,871,279
94,639	Huntington Bancshares, Inc.	1,627,791
183,396	JPMorgan Chase & Co.	49,021,751
64,578	KeyCorp	1,161,112
10,808	M&T Bank Corp.	2,175,002
53,401	MasterCard, Inc. Class A	29,660,517
12,916	Northern Trust Corp.	1,450,338
25,839	PNC Financial Services Group, Inc.	5,192,347
59,206	Regions Financial Corp.	1,458,836
19,093	State Street Corp.	1,940,231
25,366	Synchrony Financial	1,749,747
86,481	Truist Financial Corp.	4,118,225
101,621	U.S. Bancorp	4,855,451
216,893	Wells Fargo & Co.	17,091,168

		183,628,865

Electrical Equipment, Appliance, and Component Manufacturing - 0.2%
7,766	A.O. Smith Corp.	522,652
4,727	Axon Enterprise, Inc. (a)	3,082,855
37,156	Emerson Electric Co.	4,828,422
3,869	Generac Holdings, Inc. (a)	577,758
7,362	Rockwell Automation, Inc.	2,049,801

		11,061,488

Fabricated Metal Product Manufacturing - 0.1%
19,439	Ball Corp.	1,082,752
15,295	Nucor Corp.	1,964,337
10,773	Pentair PLC ADR (Ireland)	1,116,945
10,052	Stanley Black & Decker, Inc.	885,279

		5,049,313

Food and Beverage Retailers - 0.1%
43,362	Kroger Co.	2,672,834

Food Manufacturing - 0.7%
31,146	Archer-Daniels-Midland Co.	1,595,610
252,567	Coca-Cola Co.	16,032,953
36,161	General Mills, Inc.	2,174,723
18,931	Hormel Foods Corp.	567,551
17,514	Kellanova	1,431,419
9,298	Lamb Weston Holdings, Inc.	557,322

Direxion Daily S&P 500® Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

16,426	McCormick & Co, Inc.	1,268,580
87,106	Mondelez International, Inc.	5,051,277
12,787	The Campbell’s Company	495,752
9,630	The Hershey Co.	1,437,277
6,938	The J.M. Smucker Co.	741,603
57,507	The Kraft Heinz Co.	1,716,009
18,620	Tyson Foods, Inc. Class A	1,051,844

		34,121,920

Food Services and Drinking Places - 0.6%
88,765	Chipotle Mexican Grill, Inc. (a)	5,179,437
7,662	Darden Restaurants, Inc.	1,495,929
46,674	McDonald’s Corp.	13,474,784
73,835	Starbucks Corp.	7,950,553
18,178	Yum! Brands, Inc.	2,372,229

		30,472,932

Funds, Trusts, and Other Financial Vehicles - 0.1%
10,012	Garmin Ltd. ADR (Switzerland)	2,161,090
14,471	T. Rowe Price Group, Inc.	1,691,949

		3,853,039

Furniture, Home Furnishings, Electronics, and Appliance Retailers - 0.0% (†)
12,729	Best Buy Co., Inc.	1,092,912

Gasoline Stations and Fuel Dealers - 0.3%
108,886	Chevron Corp.	16,244,702

General Merchandise Retailers - 4.2%
609,640	Amazon.com, Inc. (a)	144,899,235
28,859	Costco Wholesale Corp.	28,278,357
14,324	Dollar General Corp.	1,017,863
13,160	Dollar Tree, Inc. (a)	965,286
31,210	eBay, Inc.	2,106,051
30,005	Target Corp.	4,137,990
282,764	Walmart, Inc.	27,756,114

		209,160,896

Health and Personal Care Retailers - 0.1%
81,977	CVS Health Corp.	4,630,061
3,068	Ulta Beauty, Inc. (a)	1,264,476
46,741	Walgreens Boots Alliance, Inc. (b)	480,498

		6,375,035

Hospitals - 0.1%
11,890	HCA Healthcare, Inc.	3,922,630
3,822	Universal Health Services, Inc. Class B	720,676

		4,643,306

Insurance Carriers and Related Activities - 3.4%
32,568	Aflac, Inc.	3,497,152
17,248	Allstate Corp.	3,317,308
40,636	American International Group, Inc.	2,993,248
24,407	Arch Capital Group Ltd. ADR	2,271,559
16,270	Arthur J. Gallagher & Co.	4,910,611
3,340	Assurant, Inc.	718,735
119,409	Berkshire Hathaway, Inc. Class B (a)	55,963,416
15,457	Brown & Brown, Inc.	1,617,730
32,885	Centene Corp. (a)	2,105,626
24,419	Chubb Limited ADR (Switzerland)	6,639,038
18,119	Cigna Corp.	5,330,791
10,176	Cincinnati Financial Corp.	1,394,621
15,104	Elevance Health, Inc.	5,976,653
1,624	Erie Indemnity Co. Class A	654,391
2,808	Everest Re Group Ltd. ADR	975,808
5,476	Globe Life, Inc.	668,565
18,882	Hartford Financial Services Group, Inc.	2,106,287
7,846	Humana, Inc.	2,300,682
11,780	Loews Corp.	1,006,601
32,001	Marsh & McLennan Companies, Inc.	6,940,377
37,892	MetLife, Inc.	3,278,037
13,716	Principal Financial Group, Inc.	1,130,884
38,168	Progressive Corp.	9,406,122
23,192	Prudential Financial, Inc.	2,800,666
14,797	Travelers Companies, Inc.	3,627,928
59,950	UnitedHealth Group, Inc.	32,522,275
19,613	W.R. Berkley Corp.	1,153,833
6,568	Willis Towers Watson PLC ADR (Ireland)	2,164,583

		167,473,527

Leather and Allied Product Manufacturing - 0.1%
77,560	NIKE, Inc. Class B	5,964,364
15,187	Tapestry, Inc.	1,107,740

		7,072,104

Machinery Manufacturing - 1.5%
53,699	Applied Materials, Inc.	9,684,615
64,462	Baker Hughes Co.	2,976,855
54,357	Carrier Global Corp.	3,553,861
31,450	Caterpillar, Inc.	11,681,788
8,942	Cummins, Inc.	3,185,587
16,579	Deere & Co.	7,900,888
70,506	General Electric Co.	14,352,906
4,934	IDEX Corp.	1,106,746
26,251	Ingersoll Rand, Inc.	2,462,344
1,374	Mettler-Toledo International, Inc. (a)	1,874,741
3,539	Nordson Corp. (b)	779,359
8,384	Parker Hannifin Corp.	5,927,907
14,655	Trane Technologies PLC ADR (Ireland)	5,316,101
15,827	Xylem, Inc.	1,963,181

		72,766,879

Management of Companies and Enterprises - 0.5%
112,991	Abbott Laboratories	14,454,939
14,095	Aon PLC ADR (United Kingdom)	5,226,708
9,088	Bunge Global SA ADR (Switzerland)	691,869
28,652	Norwegian Cruise Line Holdings Ltd. (a)	812,284
32,188	Smurfit WestRock PLC ADR (Ireland)	1,708,861

		22,894,661

Merchant Wholesalers, Durable Goods - 0.6%
7,499	Builders FirstSource, Inc. (a)	1,254,433
57,114	Copart, Inc. (a)	3,308,614
37,316	Fastenal Co.	2,733,024
9,049	Genuine Parts Co.	1,051,946
8,129	Henry Schein, Inc. (a)	650,320
3,489	Hubbell, Inc.	1,475,882
2,548	Huntington Ingalls Industries, Inc.	502,618
43,521	Johnson Controls International PLC ADR (Ireland)	3,394,638
8,707	KLA-Tencor Corp.	6,427,856
2,093	Lennox International, Inc.	1,239,935
16,935	LKQ Corp.	633,200
3,412	Mohawk Industries, Inc. (a)	417,288
2,480	Pool Corp. (b)	853,740
19,485	TE Connectivity PLC ADR (Ireland)	2,883,195
2,887	W.W. Grainger, Inc.	3,067,928

		29,894,617

Direxion Daily S&P 500® Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Merchant Wholesalers, Nondurable Goods - 0.5%
11,874	Brown Forman Corp. Class B	391,961
15,765	Cardinal Health, Inc.	1,949,500
11,429	Cencora, Inc.	2,905,366
31,090	ConAgra Brands, Inc.	804,920
2,249	Domino’s Pizza, Inc.	1,010,071
17,503	Illinois Tool Works, Inc.	4,536,077
8,262	McKesson Corp.	4,913,825
32,007	Sysco Corp.	2,333,950
15,091	The Sherwin Williams Co.	5,404,993

		24,250,663

Mining (except Oil and Gas) - 0.2%
93,610	Freeport-McMoRan Copper & Gold, Inc.	3,355,919
3,990	Martin Marietta Materials, Inc.	2,171,039
74,163	Newmont Corp.	3,168,243
8,603	Vulcan Materials Co.	2,358,512

		11,053,713

Miscellaneous Manufacturing - 1.9%
35,471	3M Co.	5,398,686
4,573	Align Technology, Inc. (a)	1,001,990
33,257	Baxter International, Inc.	1,082,848
18,833	Becton, Dickinson & Co.	4,663,051
96,013	Boston Scientific Corp. (a)	9,827,891
25,444	DexCom, Inc. (a)	2,209,303
8,943	Dover Corp.	1,821,510
38,416	Edwards Lifesciences Corp. (a)	2,783,239
15,206	Estee Lauder Companies, Inc. Class A	1,268,637
8,548	Hasbro, Inc.	494,416
4,570	Insulet Corp. (a)	1,272,197
23,203	Intuitive Surgical, Inc. (a)	13,269,332
156,847	Johnson & Johnson	23,864,271
83,549	Medtronic PLC ADR (Ireland)	7,587,920
9,568	ResMed, Inc.	2,259,770
8,995	Solventum Corp. (a)	666,170
6,422	Steris PLC ADR (Ireland)	1,417,014
22,346	Stryker Corp.	8,743,766
3,025	Teleflex, Inc.	545,226
12,077	Textron, Inc.	924,011
12,981	The Cooper Companys, Inc. (a)	1,253,316
12,976	Zimmer Biomet Holdings, Inc.	1,420,612

		93,775,176

Motion Picture and Sound Recording Industries - 0.5%
27,849	Netflix, Inc. (a)	27,201,789

Motor Vehicle and Parts Dealers - 0.2%
1,101	AutoZone, Inc. (a)	3,688,581
10,089	CarMax, Inc. (a)	864,022
3,760	O’Reilly Automotive, Inc. (a)	4,867,019

		9,419,622

National Security and International Affairs - 0.0% (†)
8,684	Leidos Holdings, Inc.	1,233,388

Nonmetallic Mineral Product Manufacturing - 0.1%
50,196	Corning, Inc.	2,614,208

Oil and Gas Extraction - 1.0%
24,106	APA Corp. (b)	528,645
47,991	Coterra Energy, Inc.	1,330,310
42,793	Devon Energy Corp.	1,459,241
12,178	Diamondback Energy, Inc.	2,001,576
54,728	Dominion Energy, Inc.	3,042,330
36,639	EOG Resources, Inc.	4,608,820
38,870	EQT Corp.	1,987,034
286,317	Exxon Mobil Corp.	30,587,245
44,014	Occidental Petroleum Corp.	2,053,253

		47,598,454

Paper Manufacturing - 0.0% (†)
5,816	Packaging Corp of America	1,236,831

Performing Arts, Spectator Sports, and Related Industries - 0.0% (†)
13,841	Caesars Entertainment, Inc. (a)	498,968
15,555	Electronic Arts, Inc.	1,911,865

		2,410,833

Petroleum and Coal Products Manufacturing - 0.3%
84,272	ConocoPhillips	8,328,602
20,935	Marathon Petroleum Corp.	3,050,439
26,900	Phillips 66	3,170,703
20,624	Valero Energy Corp.	2,742,992

		17,292,736

Pipeline Transportation - 0.1%
14,204	Targa Resources Corp.	2,795,347
79,411	Williams Companies, Inc.	4,401,752

		7,197,099

Plastics and Rubber Products Manufacturing - 0.1%
5,233	Avery Dennison Corp.	971,925
4,726	West Pharmaceutical Services, Inc.	1,614,165

		2,586,090

Primary Metal Manufacturing - 0.1%
26,469	Howmet Aerospace, Inc.	3,350,446
9,229	Steel Dynamics, Inc.	1,183,158

		4,533,604

Professional, Scientific, and Technical Services - 4.1%
40,704	Accenture PLC Class A ADR (Ireland)	15,669,005
8,673	CDW Corp.	1,727,141
3,331	Charles River Laboratories International, Inc. (a)	548,816
32,308	Cognizant Technology Solutions Corp. Class A	2,668,964
25,748	Eaton Corporation PLC ADR (Ireland)	8,405,177
3,695	EPAM Systems, Inc. (a)	938,382
13,809	Extra Space Storage, Inc.	2,126,586
3,783	F5 Networks, Inc. (a)	1,124,535
9,153	GoDaddy, Inc. (a)	1,946,385
5,326	IDEXX Laboratories, Inc. (a)	2,247,838
22,632	International Paper Co. (b)	1,259,018
24,266	Interpublic Group of Companies, Inc.	695,706
11,228	IQVIA Holdings, Inc. (a)	2,260,870
4,757	Jack Henry & Associates, Inc.	828,146
8,099	Jacobs Solutions, Inc.	1,134,913
21,566	Juniper Networks, Inc.	751,791
142,013	Meta Platforms, Inc.	97,872,519
22,063	Moderna, Inc. (a)(b)	869,723
12,710	Omnicom Group, Inc. (b)	1,103,101
104,694	Oracle Corp.	17,804,262
133,536	Palantir Technologies, Inc. (a)	11,015,385
20,863	Paychex, Inc.	3,080,839
3,167	Paycom Software, Inc.	657,343
7,822	PTC, Inc. (a)	1,513,401
13,418	ServiceNow, Inc. (a)	13,664,623
10,646	Take-Two Interactive Software, Inc. (a)	1,974,939
5,377	VeriSign, Inc. (a)	1,156,055

Direxion Daily S&P 500® Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

9,205	Verisk Analytics, Inc. Class A	2,645,885
13,876	Workday, Inc. (a)	3,636,345

		201,327,693

Publishing Industries - 5.6%
28,684	Adobe, Inc. (a)	12,547,816
9,779	Akamai Technologies, Inc. (a)	976,922
5,689	Ansys, Inc. (a)	1,993,994
14,012	Autodesk, Inc. (a)	4,362,496
17,864	Cadence Design Systems, Inc. (a)	5,316,684
15,168	CrowdStrike Holdings, Inc. (a)	6,037,926
10,280	Dayforce, Inc. (a)	727,207
1,586	Fair Isaac Corp. (a)	2,971,466
35,323	Gen Digital, Inc.	950,542
84,601	Hewlett Packard Enterprise Co.	1,792,695
18,257	Intuit, Inc.	10,981,768
484,332	Microsoft Corp.	201,026,840
24,684	News Corp. Class A	694,114
7,300	News Corp. Class B	231,045
62,275	Salesforce, Inc.	21,279,368
10,012	Synopsys, Inc. (a)	5,261,106
2,782	Tyler Technologies, Inc. (a)	1,673,762

		278,825,751

Rail Transportation - 0.3%
125,637	CSX Corp.	4,129,688
39,487	Union Pacific Corp.	9,784,484

		13,914,172

Real Estate - 1.1%
10,125	Alexandria Real Estate Equities, Inc.	985,669
30,446	American Tower Corp.	5,630,988
9,259	AvalonBay Communities, Inc.	2,050,961
9,469	BXP, Inc.	692,563
6,956	Camden Property Trust	790,967
19,588	CBRE Group, Inc. Class A (a)	2,835,167
28,319	Crown Castle, Inc.	2,528,320
20,318	Digital Realty Trust, Inc.	3,329,307
22,246	Equity Residential	1,571,235
4,184	Essex Property Trust, Inc.	1,190,641
4,973	Federal Realty Investment Trust	540,217
45,564	Healthpeak Properties, Inc.	941,352
37,116	Invitation Homes, Inc.	1,156,163
43,920	Kimco Realty Corp.	986,004
7,607	Mid-America Apartment Communities, Inc.	1,160,676
60,334	Prologis, Inc.	7,194,829
10,272	Public Storage	3,065,987
57,015	Realty Income Corp.	3,115,300
10,648	Regency Centers Corp.	764,952
19,981	Simon Property Group, Inc.	3,473,897
19,568	UDR, Inc.	816,768
27,320	Ventas, Inc.	1,650,674
68,671	VICI Properties, Inc.	2,044,336
38,541	Welltower, Inc.	5,260,076
47,338	Weyerhaeuser Co.	1,449,490

		55,226,539

Rental and Leasing Services - 0.1%
4,268	United Rentals, Inc.	3,235,400

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.8%
29,113	Apollo Global Management, Inc.	4,977,741
9,477	Blackrock, Inc.	10,192,513
6,812	Cboe Global Markets, Inc.	1,391,896
97,386	Charles Schwab Corp.	8,055,770
23,470	CME Group, Inc.	5,551,124
45,599	Dow, Inc.	1,780,641
20,124	Franklin Resources, Inc.	447,558
20,447	Goldman Sachs Group, Inc.	13,094,259
29,273	Invesco Ltd. ADR	562,920
43,979	KKR & Co., Inc.	7,347,571
2,465	MarketAxess Holdings, Inc.	543,853
80,805	Morgan Stanley	11,185,836
5,114	MSCI, Inc. Class A	3,051,882
26,949	NASDAQ OMX Group, Inc.	2,218,981
11,919	Raymond James Financial, Inc.	2,008,113
20,681	S&P Global, Inc.	10,783,280
47,033	The Blackstone Group, Inc.	8,330,015

		91,523,953

Specialty Trade Contractors - 0.1%
9,621	Quanta Services, Inc. (b)	2,959,516

Support Activities for Agriculture and Forestry - 0.1%
44,775	Corteva, Inc.	2,922,464

Support Activities for Mining - 0.2%
57,232	Halliburton Co.	1,489,177
18,003	Hess Corp.	2,502,957
91,991	Schlumberger Ltd. ADR (Curaco)	3,705,397

		7,697,531

Support Activities for Transportation - 0.2%
7,706	C.H. Robinson Worldwide, Inc.	766,670
8,001	Expedia, Inc. (a)	1,367,771
9,117	Expeditors International of Washington, Inc.	1,035,509
5,189	J.B. Hunt Transport Services, Inc.	888,460
14,734	Norfolk Southern Corp.	3,761,590

		7,820,000

Telecommunications - 0.9%
467,424	AT&T, Inc.	11,091,971
6,289	Equinix, Inc.	5,746,008
65,314	PayPal Holdings, Inc. (a)	5,785,514
7,011	SBA Communications Corp.	1,385,093
31,748	T-Mobile US, Inc.	7,396,332
274,231	Verizon Communications, Inc.	10,801,959

		42,206,877

Transportation Equipment Manufacturing - 2.4%
15,309	Aptiv PLC ADR (a)	955,588
48,697	Boeing Co. (a)	8,595,994
14,247	BorgWarner, Inc.	454,479
254,283	Ford Motor Co.	2,563,173
16,809	General Dynamics Corp.	4,319,577
71,633	General Motors Co.	3,542,968
42,354	Honeywell International, Inc.	9,475,437
13,742	Lockheed Martin Corp.	6,361,859
34,161	Paccar, Inc.	3,787,772
181,926	Tesla, Inc. (a)	73,607,259
3,662	TransDigm Group, Inc.	4,955,931
11,197	Wabtec Corp.	2,328,080

		120,948,117

Truck Transportation - 0.0% (†)
12,247	Old Dominion Freight Line, Inc.	2,273,166

Utilities - 1.8%

Direxion Daily S&P 500® Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

46,316	AES Corp.	509,476
16,713	Alliant Energy Corp.	984,061
17,388	Ameren Corp.	1,637,950
34,690	American Electric Power Co., Inc.	3,412,108
12,696	American Water Works Co., Inc.	1,582,429
10,103	Atmos Energy Corp. (b)	1,439,779
42,459	CenterPoint Energy, Inc.	1,382,890
19,461	CMS Energy Corp.	1,284,426
22,563	Consolidated Edison, Inc.	2,115,056
20,376	Constellation Energy Corp.	6,112,392
13,490	DTE Energy Co.	1,617,181
50,326	Duke Energy Corp.	5,636,009
25,227	Edison International	1,362,258
27,942	Entergy Corp.	2,265,537
14,981	Evergy, Inc.	961,331
23,868	Eversource Energy	1,376,706
65,454	Exelon Corp.	2,618,160
33,421	FirstEnergy Corp.	1,330,156
17,955	GE Vernova, Inc.	6,695,060
125,907	Kinder Morgan, Inc.	3,459,924
133,964	NextEra Energy, Inc.	9,586,464
30,402	NiSource, Inc.	1,133,995
13,187	NRG Energy, Inc.	1,350,876
40,415	ONEOK, Inc.	3,927,126
142,425	PG&E Corp.	2,228,951
7,413	Pinnacle West Capital Corp.	644,634
48,079	PPL Corp.	1,615,454
32,454	Public Service Enterprise Group, Inc.	2,711,207
41,263	Sempra Energy	3,421,941
71,376	Southern Co.	5,992,015
1,227	Texas Pacific Land Corp.	1,591,628
22,160	Vistra Corp.	3,723,545
20,610	WEC Energy Group, Inc. (b)	2,045,749
37,414	Xcel Energy, Inc.	2,514,221

		90,270,695

Waste Management and Remediation Services - 0.1%
13,266	Republic Services, Inc.	2,876,997

Water Transportation - 0.0% (†)
67,668	Carnival Corp. ADR (Panama) (a)	1,872,374

Web Search Portals, Libraries, Archives, and Other Information Services - 0.0% (†)
26,711	CoStar Group, Inc. (a)	2,046,063

Wood Product Manufacturing - 0.0% (†)
14,063	Masco Corp.	1,114,915

	TOTAL COMMON STOCKS (Cost $3,085,879,944)	$3,332,362,485

SHORT TERM INVESTMENTS - 34.4%
Money Market Funds - 34.4%
1,406,328,936	Dreyfus Government Cash Management Institutional Shares, 4.26% (c)(d)	$1,406,328,936
110,792,949	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (c)	110,792,949
90,298,609	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (c)	90,298,609
98,008,686	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (c)	98,008,686

	TOTAL SHORT TERM INVESTMENTS (Cost $1,705,429,180)	$1,705,429,180

	TOTAL INVESTMENTS (Cost $4,791,309,124) - 101.6% (e)	$5,037,791,665
	Liabilities in Excess of Other Assets - (1.6)%	(80,947,388)

	TOTAL NET ASSETS - 100.0%	$4,956,844,277

Percentages	are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)	Less than 0.005%.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,768,906,027.
ADR	- American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/ (Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of S&P 500® Index	5.3000% representing 1 month SOFR rate +spread	BNP Paribas	12/5/2025	165,960	$1,010,086,801	$(15,257,561)

Total return of S&P 500® Index	5.4000% representing 1 month SOFR rate +spread	Goldman Sachs	12/10/2025	389,592	2,349,666,941	(5,065,878)

Total return of S&P 500® Index	5.4000% representing 1 month SOFR rate +spread	Bank of America Merrill Lynch	12/11/2025	172,619	1,040,241,581	(3,170,066)

Total return of S&P 500® Index	5.2100% representing 1 month SOFR rate +spread	J.P. Morgan	12/16/2025	82,285	497,887,629	(3,564,958)

Total return of S&P 500® Index	5.1400% representing 1 month SOFR rate +spread	UBS Securities LLC	12/17/2025	304,886	1,844,746,280	(12,792,054)

Total return of S&P 500® Index	5.2500% representing 1 month SOFR rate +spread	Citibank N.A.	12/19/2025	304,498	1,788,060,977	41,919,093

Total return of S&P 500® Index	5.2200% representing 1 month SOFR rate +spread	Barclays	12/22/2025	490,295	2,934,873,200	17,244,800

					$11,465,563,409	$19,313,376

Direxion Daily S&P 500® Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 76.5%
Money Market Funds - 76.5%
157,064,110	Dreyfus Government Cash Management Institutional Shares, 4.26% (a)	$157,064,110
25,954,181	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (a)	25,954,181
20,147,975	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (a)	20,147,975
138,628,825	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (a)	138,628,825

	TOTAL SHORT TERM INVESTMENTS (Cost $341,795,091) (b)	$341,795,091

	TOTAL INVESTMENTS (Cost $341,795,091) - 76.5%	$341,795,091
	Other Assets in Excess of Liabilities - 23.5%	105,111,436

	TOTAL NET ASSETS - 100.0%	$446,906,527

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $218,675,460.

Short Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

4.7000% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	BNP Paribas	12/5/2025	13,748	$83,677,065	$1,124,092

5.2000% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	Goldman Sachs	12/10/2025	39,381	236,769,246	(567,818)

5.2000% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	Bank of America Merrill Lynch	12/11/2025	74,537	451,444,610	2,896,410

5.0600% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	J.P. Morgan	12/16/2025	36,250	219,352,012	1,539,566

4.7500% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	UBS Securities LLC	12/17/2025	18,951	114,665,110	738,556

5.0000% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	Citibank N.A.	12/19/2025	13,544	79,532,536	(1,888,979)

5.0100% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	Barclays	12/22/2025	25,575	153,753,371	(530,271)

					$1,339,193,950	$3,311,556

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
INVESTMENT COMPANIES - 69.8%
6,888,172	iShares Russell 2000 ETF (a)(b)	$1,560,033,195

	TOTAL INVESTMENT COMPANIES (Cost $1,440,506,286)	$1,560,033,195

SHORT TERM INVESTMENTS - 33.7%
Money Market Funds - 33.7%
353,969,243	Dreyfus Government Cash Management Institutional Shares, 4.26% (c)	$353,969,243
23,200,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (c)	23,200,000
376,290,997	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (c)	376,290,997

	TOTAL SHORT TERM INVESTMENTS (Cost $753,460,240)	$753,460,240

	TOTAL INVESTMENTS (Cost $2,193,966,526) - 103.5% (d)	$2,313,493,435
	Liabilities in Excess of Other Assets - (3.5)%	(77,358,292)

	TOTAL NET ASSETS - 100.0%	$2,236,135,143

Percentages	are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2025.
(d)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,154,690,018.

Long Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/ (Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of Russell 2000® Index	5.1500% representing 1 month SOFR rate + spread	BNP Paribas	12/5/2025	312,486	$746,987,586	$(36,684,844)

Total return of Russell 2000® Index	5.1500% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2025	426,062	990,401,576	(20,667,942)

Total return of Russell 2000® Index	5.1600% representing 1 month SOFR rate + spread	Societe Generale	12/12/2025	55,000	129,909,506	(4,800,382)

Total return of Russell 2000® Index	5.0000% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2025	305,078	715,986,033	(21,794,265)

Total return of Russell 2000® Index	4.9500% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2025	361,794	844,456,501	(21,088,095)

Total return of Russell 2000® Index	4.9500% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2025	348,620	777,236,462	16,287,017

Total return of Russell 2000® Index	5.0800% representing 1 month SOFR rate + spread	Barclays	12/22/2025	441,458	987,237,915	18,332,470

					$5,192,215,579	$(70,416,041)

Direxion Daily Small Cap Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 97.0%
Money Market Funds - 97.0%
147,410,922	Dreyfus Government Cash Management Institutional Shares, 4.26% (a)	$147,410,922
18,070,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (a)	18,070,000
18,194,210	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (a)	18,194,210
69,271,146	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (a)	69,271,146
	TOTAL SHORT TERM INVESTMENTS (Cost $252,946,278) (b)	$252,946,278

	TOTAL INVESTMENTS (Cost $252,946,278) - 97.0%	$252,946,278
	Other Assets in Excess of Liabilities - 3.0%	7,837,616
	TOTAL NET ASSETS - 100.0%	$260,783,894

Percentages	are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $150,419,308.

Short Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

4.8000% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	BNP Paribas	12/5/2025	52,675	$122,186,007	$2,202,244

4.9500% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	Bank of America Merrill Lynch	12/11/2025	67,713	160,381,040	6,242,750

4.9500% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	Societe Generale	12/12/2025	51,000	120,461,542	4,418,913

4.7800% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	J.P. Morgan	12/16/2025	16,528	38,789,481	1,169,507

4.6600% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	UBS Securities LLC	12/17/2025	58,558	136,679,115	3,363,198

4.7000% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	Citibank N.A.	12/19/2025	51,729	117,648,349	(528,915)

4.8600% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	Barclays	12/22/2025	43,789	99,048,721	(855,288)

					$795,194,255	$16,012,409

Direxion Daily FTSE China Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
INVESTMENT COMPANIES - 49.5%
27,666,864	iShares China Large-Cap ETF (a)	$882,296,293

	TOTAL INVESTMENT COMPANIES (Cost $847,503,117)	$882,296,293

SHORT TERM INVESTMENTS - 54.7%
Money Market Funds - 54.7%
649,177,885	Dreyfus Government Cash Management Institutional Shares, 4.26% (b)	$649,177,885
42,686,547	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (b)	42,686,547
72,590,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (b)	72,590,000
210,997,663	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (b)	210,997,663

	TOTAL SHORT TERM INVESTMENTS (Cost $975,452,095)	$975,452,095

	TOTAL INVESTMENTS (Cost $1,822,955,212) - 104.2% (c)	$1,857,748,388
	Liabilities in Excess of Other Assets - (4.2)%	(75,328,173)

	TOTAL NET ASSETS - 100.0%	$1,782,420,215

Percentages	are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,240,400,968.

Long Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/ (Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of iShares China Large- Cap ETF	7.8500% representing 1 month SOFR rate + spread	BNP Paribas	12/5/2025	3,123,035	$94,565,500	$5,229,738

Total return of iShares China Large- Cap ETF	7.8500% representing 1 month SOFR rate + spread	Nomura	12/10/2025	10,500,000	317,520,000	14,346,037

Total return of iShares China Large- Cap ETF	7.6000% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2025	1,783,670	55,333,204	1,162,446

Total return of iShares China Large- Cap ETF	5.8000% representing 1 month SOFR rate + spread	Societe Generale	12/12/2025	8,750,000	267,662,500	13,327,865

Total return of iShares China Large- Cap ETF	5.1800% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2025	33,898,989	1,041,117,761	35,935,787

Total return of iShares China Large- Cap ETF	6.3500% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2025	27,122,992	811,361,270	47,830,426

Total return of iShares China Large- Cap ETF	5.2800% representing 1 month SOFR rate + spread	Barclays	12/22/2025	34,259,983	1,053,522,384	34,340,554

Total return of iShares China Large- Cap ETF	6.1100% representing 1 month SOFR rate + spread	Goldman Sachs	1/12/2026	20,576,399	674,835,680	(16,878,623)

					$4,315,918,299	$135,294,230

Direxion Daily FTSE China Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 100.5%
Money Market Funds - 100.5%
89,618,731	Dreyfus Government Cash Management Institutional Shares, 4.26% (a)	$89,618,731
78,661,636	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (a)	78,661,636
67,274,927	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (a)	67,274,927

	TOTAL SHORT TERM INVESTMENTS (Cost $235,555,294) (b)	$235,555,294

	TOTAL INVESTMENTS (Cost $235,555,294) - 100.5%	$235,555,294
	Liabilities in Excess of Other Assets - (0.5)%	(1,271,956)

	TOTAL NET ASSETS - 100.0%	$234,283,338

Percentages	are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $170,874,363.

Short Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

4.4600% representing 1 month SOFR rate +spread	Total return of iShares China Large-Cap ETF	BNP Paribas	12/5/2025	2,329,392	$70,598,895	$(4,231,093)

5.2000% representing 1 month SOFR rate +spread	Total return of iShares China Large-Cap ETF	Goldman Sachs	12/10/2025	11,475,337	366,833,614	540,410

4.9300% representing 1 month SOFR rate +spread	Total return of iShares China Large-Cap ETF	Bank of America Merrill Lynch	12/11/2025	7,387,763	224,449,869	(10,112,667)

4.5300% representing 1 month SOFR rate +spread	Total return of iShares China Large-Cap ETF	UBS Securities LLC	12/17/2025	837,798	26,695,772	(19,140)

					$688,578,150	$(13,822,490)

Direxion Daily FTSE Europe Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
INVESTMENT COMPANIES - 58.5%
147,110	Vanguard FTSE Europe ETF (a)(b)	$9,929,925

	TOTAL INVESTMENT COMPANIES (Cost $9,895,843)	$9,929,925

SHORT TERM INVESTMENTS - 71.4%
Money Market Funds - 71.4%
9,600,642	Dreyfus Government Cash Management Institutional Shares, 4.26% (c)(d)	$9,600,642
780,763	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (c)	780,763
1,723,423	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (c)	1,723,423

	TOTAL SHORT TERM INVESTMENTS (Cost $12,104,828)	$12,104,828

	TOTAL INVESTMENTS (Cost $22,000,671) - 129.9% (e)	$22,034,753
	Liabilities in Excess of Other Assets - (29.9)%	(5,074,116)

	TOTAL NET ASSETS - 100.0%	$16,960,637

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $9,989,690.

Long Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of Vanguard FTSE Europe ETF	4.8500% representing 1 month SOFR rate + spread	BNP Paribas	12/5/2025	149,656	$9,945,047	$187,642

Total return of Vanguard FTSE Europe ETF	4.4200% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2025	139,447	9,334,360	111,024

Total return of Vanguard FTSE Europe ETF	4.8500% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2025	91,173	6,045,682	139,168

Total return of Vanguard FTSE Europe ETF	5.0900% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2025	109,852	7,246,675	195,126

Total return of Vanguard FTSE Europe ETF	5.1000% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2025	116,571	7,626,894	226,529

					$40,198,658	$859,489

Direxion Daily MSCI Emerging Markets Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
INVESTMENT COMPANIES - 8.8%
140,738	iShares MSCI Emerging Markets ETF (a)	$6,012,327

	TOTAL INVESTMENT COMPANIES (Cost $6,017,484)	$6,012,327

SHORT TERM INVESTMENTS - 95.1%
Money Market Funds - 95.1%
27,104,900	Dreyfus Government Cash Management Institutional Shares, 4.26% (b)	$27,104,900
10,770,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (b)	10,770,000
27,456,931	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (b)	27,456,931

	TOTAL SHORT TERM INVESTMENTS (Cost $65,331,831)	$65,331,831

	TOTAL INVESTMENTS (Cost $71,349,315) - 103.9% (c)	$71,344,158
	Liabilities in Excess of Other Assets - (3.9)%	(2,667,618)

	TOTAL NET ASSETS - 100.0%	$68,676,540

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $41,423,098.

Long Total Return Swap Contracts (Unaudited)

January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of iShares MSCI Emerging Markets ETF	4.8900% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2025	1,399,613	$61,624,960	$(1,211,105)

Total return of iShares MSCI Emerging Markets ETF	4.7300% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2025	480,378	20,587,436	(187,072)

Total return of iShares MSCI Emerging Markets ETF	5.1100% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2025	1,602,117	67,249,057	875,079

Total return of iShares MSCI Emerging Markets ETF	5.2800% representing 1 month SOFR rate + spread	Barclays	12/22/2025	1,200,000	51,012,000	(39,222)

					$200,473,453	$(562,320)

Direxion Daily MSCI Emerging Markets Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 98.5%
Money Market Funds - 98.5%
12,321,272	Dreyfus Government Cash Management Institutional Shares, 4.26% (a)	$12,321,272
6,815,130	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (a)	6,815,130

	TOTAL SHORT TERM INVESTMENTS (Cost $19,136,402) (b)	$19,136,402

	TOTAL INVESTMENTS (Cost $19,136,402) - 98.5%	$19,136,402
	Other Assets in Excess of Liabilities - 1.5%	287,360

	TOTAL NET ASSETS - 100.0%	$19,423,762

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $10,224,599.

Short Total Return Swap Contracts (Unaudited)

January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

4.6600% representing 1 month SOFR rate + spread	Total return of iShares MSCI Emerging Markets ETF	J.P. Morgan	12/16/2025	500,000	$22,015,000	$425,889

4.3900% representing 1 month SOFR rate + spread	Total return of iShares MSCI Emerging Markets ETF	UBS Securities LLC	12/17/2025	529,269	22,656,467	169,484

4.8800% representing 1 month SOFR rate + spread	Total return of iShares MSCI Emerging Markets ETF	Citibank N.A.	12/19/2025	334,801	14,115,164	(140,815)

					$58,786,631	$454,558

Direxion Daily MSCI Mexico Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
INVESTMENT COMPANIES - 47.2%
182,420	iShares MSCI Mexico ETF (a)(b)	$8,934,932

	TOTAL INVESTMENT COMPANIES (Cost $9,724,335)	$8,934,932

SHORT TERM INVESTMENTS - 61.0%
Money Market Funds - 61.0%
6,845,738	Dreyfus Government Cash Management Institutional Shares, 4.26% (c)(d)	$6,845,738
814	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (c)	814
4,709,190	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (c)	4,709,190

	TOTAL SHORT TERM INVESTMENTS (Cost $11,555,742)	$11,555,742

	TOTAL INVESTMENTS (Cost $21,280,077) - 108.2% (e)	$20,490,674
	Liabilities in Excess of Other Assets - (8.2)%	(1,550,025)

	TOTAL NET ASSETS - 100.0%	$18,940,649

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $15,527,054.

Long Total Return Swap Contracts (Unaudited)

January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of iShares MSCI Mexico ETF	5.1000% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2025	253,937	$12,208,121	$195,877

Total return of iShares MSCI Mexico ETF	3.6500% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2025	410,271	21,510,509	(873,630)

Total return of iShares MSCI Mexico ETF	5.0000% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2025	313,508	15,556,266	(298,491)

					$49,274,896	$(976,244)

Direxion Daily MSCI South Korea Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
INVESTMENT COMPANIES - 62.3%
1,052,609	iShares MSCI South Korea ETF (a)	$56,809,308

	TOTAL INVESTMENT COMPANIES (Cost $59,211,542)	$56,809,308

SHORT TERM INVESTMENTS - 43.8%
Money Market Funds - 43.8%
15,737,219	Dreyfus Government Cash Management Institutional Shares, 4.26% (b)	$15,737,219
6,850,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (b)	6,850,000
17,417,915	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (b)	17,417,915

	TOTAL SHORT TERM INVESTMENTS (Cost $40,005,134)	$40,005,134

	TOTAL INVESTMENTS (Cost $99,216,676) - 106.1% (c)	$96,814,442
	Liabilities in Excess of Other Assets - (6.1)%	(5,548,024)

	TOTAL NET ASSETS - 100.0%	$91,266,418

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $79,988,540.

Long Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of iShares MSCI South Korea ETF	5.0000% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2025	1,783,373	$98,708,323	$(1,338,403)

Total return of iShares MSCI South Korea ETF	5.0500% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2025	1,238,021	68,500,099	(727,339)

Total return of iShares MSCI South Korea ETF	5.2000% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2025	312,866	16,303,448	369,390

Total return of iShares MSCI South Korea ETF	5.0800% representing 1 month SOFR rate + spread	Barclays	12/22/2025	686,473	36,833,756	79,854

					$220,345,626	$(1,616,498)

Direxion Daily Aerospace & Defense Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
COMMON STOCKS - 67.0%
Administrative and Support Services - 0.1%
3,219	V2X, Inc. (a)	$167,806

Computer and Electronic Product Manufacturing - 17.1%
24,149	L3Harris Technologies, Inc.	5,119,830
16,773	Leonardo DRS, Inc. (a)	589,571
11,486	Mercury Systems, Inc. (a)	478,851
6,516	Moog, Inc. Class A	1,183,697
11,619	Northrop Grumman Corp.	5,661,590
157,035	RTX Corp.	20,249,663

		33,283,202

Electrical Equipment, Appliance, and Component Manufacturing - 2.9%
8,604	Axon Enterprise, Inc. (a)	5,611,357

Fabricated Metal Product Manufacturing - 2.9%
20,717	BWX Technologies, Inc.	2,339,571
8,598	Curtiss-Wright Corp.	2,982,990
10,161	Smith & Wesson Brands, Inc.	106,589
3,804	Sturm, Ruger & Co, Inc.	135,422

		5,564,572

Machinery Manufacturing - 13.3%
127,689	General Electric Co.	25,993,650

Merchant Wholesalers, Durable Goods - 1.5%
18,353	Hexcel Corp.	1,196,616
8,867	Huntington Ingalls Industries, Inc.	1,749,104

		2,945,720

Miscellaneous Manufacturing - 1.8%
5,889	Cadre Holdings, Inc. (b)	227,021
42,030	Textron, Inc.	3,215,715

		3,442,736

Primary Metal Manufacturing - 3.1%
47,615	Howmet Aerospace, Inc.	6,027,107

Textile Mills - 0.1%
1,159	National Presto Industries, Inc.	111,461

Transportation Equipment Manufacturing - 24.2%
7,991	AAR Corp. (a)	541,470
6,344	AeroVironment, Inc. (a)(b)	1,142,872
66,127	Archer Aviation, Inc. (a)	624,900
88,196	Boeing Co. (a)	15,568,358
3,082	Ducommun, Inc. (a)	210,747
20,823	General Dynamics Corp.	5,351,095
8,729	HEICO Corp. (b)	2,085,707
16,258	HEICO Corp. Class A	3,094,385
34,230	Kratos Defense & Security Solutions, Inc. (a)(b)	1,142,255
4,027	Loar Holdings, Inc. (a)(b)	320,066
10,962	Lockheed Martin Corp.	5,074,858
79,283	Rocket Lab USA, Inc. (a)(b)	2,303,171
26,487	Spirit AeroSystems Holdings, Inc. (a)(b)	900,823
4,432	TransDigm Group, Inc.	5,998,003
17,525	Triumph Group, Inc. (a)	328,418
13,516	Woodward, Inc.	2,503,839

		47,190,967

	TOTAL COMMON STOCKS (Cost $110,104,853)	$130,338,578

SHORT TERM INVESTMENTS - 31.8%
Money Market Funds - 31.8%
8,329,337	Dreyfus Government Cash Management Institutional Shares, 4.26% (c)(d)	$8,329,337
9,940,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (c)	9,940,000
6,560,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (c)	6,560,000
37,114,802	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (c)	37,114,802

	TOTAL SHORT TERM INVESTMENTS (Cost $61,944,139)	$61,944,139

	TOTAL INVESTMENTS (Cost $172,048,992) - 98.8% (e)	$192,282,717
	Other Assets in Excess of Liabilities - 1.2%	2,353,020

	TOTAL NET ASSETS - 100.0%	$194,635,737

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $130,488,716.

Long Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of Dow Jones U.S. Select Aerospace & Defense Index	5.1400% representing 1 month SOFR rate + spread	BNP Paribas	12/5/2025	509	$19,756,353	$274,454

Total return of Dow Jones U.S. Select Aerospace & Defense Index	5.2500% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2025	1,448	54,196,888	2,849,641

Total return of Dow Jones U.S. Select Aerospace & Defense Index	5.3000% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2025	5,000	180,811,550	16,306,552

Total return of Dow Jones U.S. Select Aerospace & Defense Index	5.2300% representing 1 month SOFR rate + spread	Barclays	12/22/2025	3,458	128,198,772	8,296,886

Direxion Daily Aerospace & Defense Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Total return of Dow Jones U.S. Select Aerospace & Defense Index	5.3500% representing 1 month SOFR rate + spread	Goldman Sachs	2/24/2026	1,030	40,874,651	(94,734)

					$423,838,214	$27,632,799

Direxion Daily Consumer Discretionary Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
COMMON STOCKS - 54.0%
Accommodation - 3.1%
1,657	Airbnb, Inc. Class A (a)	$217,349
933	Hilton Worldwide Holdings, Inc.	238,913
1,332	Las Vegas Sands Corp.	61,045
883	Marriott International, Inc. Class C	256,591
866	MGM Resorts International (a)	29,860
354	Wynn Resorts Ltd.	30,745

		834,503

Administrative and Support Services - 3.2%
124	Booking Holdings, Inc.	587,457
645	Millrose Properties, Inc. Class A (a)	5,999
947	Royal Caribbean Cruises Ltd. ADR (Liberia)	252,470

		845,926

Apparel Manufacturing - 0.5%
581	Deckers Outdoor Corp. (a)	103,046
154	Ralph Lauren Corp.	38,454

		141,500

Building Material and Garden Equipment and Supplies Dealers - 6.0%
2,172	Lowe’s Companies, Inc.	564,807
2,208	The Home Depot, Inc.	909,652
2,045	Tractor Supply Co.	111,166

		1,585,625

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 3.4%
432	Lululemon Athletica, Inc. (a)	178,935
1,270	Ross Stores, Inc.	191,211
4,318	TJX Companies, Inc.	538,843

		908,989

Construction of Buildings - 1.7%
1,116	D.R. Horton, Inc.	158,361
914	Lennar Corp. Class A	119,953
12	NVR, Inc. (a)	96,194
785	PulteGroup, Inc.	89,317

		463,825

Food Services and Drinking Places - 6.2%
5,216	Chipotle Mexican Grill, Inc. (a)	304,354
450	Darden Restaurants, Inc.	87,858
2,224	McDonald’s Corp.	642,069
4,340	Starbucks Corp.	467,331
1,068	Yum! Brands, Inc.	139,374

		1,640,986

Funds, Trusts, and Other Financial Vehicles - 0.5%
588	Garmin Ltd. ADR (Switzerland)	126,920

Furniture, Home Furnishings, Electronics, and Appliance Retailers - 0.2%
748	Best Buy Co., Inc.	64,223

General Merchandise Retailers - 12.2%
13,114	Amazon.com, Inc. (a)	3,116,935
1,833	eBay, Inc.	123,691

		3,240,626

Health and Personal Care Retailers - 0.3%
181	Ulta Beauty, Inc. (a)	74,599

Leather and Allied Product Manufacturing - 1.6%
4,558	NIKE, Inc. Class B	350,510
892	Tapestry, Inc.	65,063

		415,573

Management of Companies and Enterprises - 0.2%
1,684	Norwegian Cruise Line Holdings Ltd. ADR (a)	47,741

Merchant Wholesalers, Durable Goods - 0.6%
532	Genuine Parts Co.	61,845
995	LKQ Corp.	37,203
200	Mohawk Industries, Inc. (a)	24,460
146	Pool Corp.	50,260

		173,768

Merchant Wholesalers, Nondurable Goods - 0.2%
132	Domino’s Pizza, Inc.	59,284

Miscellaneous Manufacturing - 0.1%
502	Hasbro, Inc.	29,036

Motor Vehicle and Parts Dealers - 2.1%
65	AutoZone, Inc. (a)	217,764
593	CarMax, Inc. (a)	50,784
221	O’Reilly Automotive, Inc. (a)	286,067

		554,615

Performing Arts, Spectator Sports, and Related Industries - 0.1%
813	Caesars Entertainment, Inc. (a)(b)	29,309

Support Activities for Transportation - 0.3%
470	Expedia, Inc. (a)	80,346

Transportation Equipment Manufacturing - 11.1%
900	Aptiv PLC ADR (a)	56,178
837	BorgWarner, Inc.	26,700
14,944	Ford Motor Co.	150,636
4,209	General Motors Co.	208,177
6,208	Tesla, Inc. (a)	2,511,757

		2,953,448

Water Transportation - 0.4%
3,977	Carnival Corp. ADR (Panama) (a)	110,044

	TOTAL COMMON STOCKS (Cost $12,974,129)	$14,380,886

SHORT TERM INVESTMENTS - 48.8%
Money Market Funds - 48.8%
7,090,947	Dreyfus Government Cash Management Institutional Shares, 4.26% (c)(d)	$7,090,947
29,456	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (c)	29,456
5,863,943	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (c)	5,863,943

	TOTAL SHORT TERM INVESTMENTS (Cost $12,984,346)	$12,984,346

	TOTAL INVESTMENTS (Cost $25,958,475) - 102.8% (e)	$27,365,232
	Liabilities in Excess of Other Assets - (2.8)%	(737,569)

	TOTAL NET ASSETS - 100.0%	$26,627,663

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

Direxion Daily Consumer Discretionary Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $22,375,414.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of Consumer Discretionary Select Sector Index	5.1500% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2025	8,207	$19,213,374	$(36,082)

Total return of Consumer Discretionary Select Sector Index	5.2500% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2025	6,595	15,653,884	(272,676)

Total return of Consumer Discretionary Select Sector Index	5.1000% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2025	8,729	20,994,359	(633,865)

Total return of Consumer Discretionary Select Sector Index	5.1800% representing 1 month SOFR rate + spread	Barclays	12/22/2025	4,383	10,116,676	102,553

					$65,978,293	$(840,070)

Direxion Daily Dow Jones Internet Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
COMMON STOCKS - 63.5%
Accommodation - 1.5%
22,697	Airbnb, Inc. Class A (a)	$2,977,166

Administrative and Support Services - 4.7%
1,019	Booking Holdings, Inc.	4,827,574
16,031	Cloudflare, Inc. (a)	2,218,690
28,034	Roblox Corp. (a)	1,992,376

		9,038,640

Amusement, Gambling, and Recreation Industries - 0.6%
25,569	DraftKings, Inc. (a)	1,072,620

Computer and Electronic Product Manufacturing - 12.4%
33,674	Alphabet, Inc.	6,870,169
27,428	Alphabet, Inc. Class C	5,639,197
50,256	Arista Networks, Inc. (a)	5,790,999
91,975	Cisco Systems, Inc.	5,573,685

		23,874,050

Food Services and Drinking Places - 1.7%
17,540	DoorDash, Inc. (a)	3,312,078

General Merchandise Retailers - 7.3%
52,008	Amazon.com, Inc. (a)	12,361,261
25,116	eBay, Inc.	1,694,828

		14,056,089

Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 0.2%
16,874	MARA Holdings, Inc. (a)(b)	309,469

Merchant Wholesalers, Durable Goods - 1.4%
45,966	Copart, Inc. (a)	2,662,810

Motion Picture and Sound Recording Industries - 5.3%
10,383	Netflix, Inc. (a)	10,141,699

Motor Vehicle and Parts Dealers - 0.8%
6,198	Carvana Co. (a)	1,533,881

Performing Arts, Spectator Sports, and Related Industries - 1.3%
9,327	Flutter Entertainment PLC ADR (a)	2,490,029

Professional, Scientific, and Technical Services - 14.6%
8,466	Atlassian Corp. (a)	2,597,200
7,575	Ciena Corp. (a)	660,086
7,360	GoDaddy, Inc. (a)	1,565,104
17,362	Juniper Networks, Inc.	605,239
18,929	Meta Platforms, Inc.	13,045,488
13,060	Nutanix, Inc. (a)	898,071
2,548	Paycom Software, Inc.	528,863
17,577	Snowflake, Inc. (a)	3,190,401
4,335	VeriSign, Inc. (a)	932,025
11,168	Workday, Inc. (a)	2,926,686
13,744	Zoom Video Communications, Inc. (a)	1,194,903

		28,144,066

Publishing Industries - 9.3%
7,877	Akamai Technologies, Inc. (a)	786,912
7,509	Box, Inc. (a)	250,726
13,533	Confluent, Inc. (a)	401,659
16,423	Datadog, Inc. (a)	2,343,726
10,644	DocuSign, Inc. (a)	1,029,594
11,671	Dropbox, Inc. (a)	375,223
2,705	HubSpot, Inc. (a)	2,108,629
8,516	Okta, Inc. (a)	802,378
23,220	Salesforce, Inc.	7,934,274
7,813	Veeva Systems, Inc. (a)	1,822,460
14,222	ZoomInfo Technologies, Inc. (a)	146,344

		18,001,925

Telecommunications - 2.4%
52,568	PayPal Holdings, Inc. (a)	4,656,474

	TOTAL COMMON STOCKS (Cost $97,470,735)	$122,270,996

SHORT TERM INVESTMENTS - 35.1%
Money Market Funds - 35.1%
37,231,424	Dreyfus Government Cash Management Institutional Shares, 4.26% (c)(d)	$37,231,424
30,222,068	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (c)	30,222,068

	TOTAL SHORT TERM INVESTMENTS (Cost $67,453,492)	$67,453,492

	TOTAL INVESTMENTS (Cost $164,924,227) - 98.6% (e)	$189,724,488
	Other Assets in Excess of Liabilities - 1.4%	2,716,552

	TOTAL NET ASSETS - 100.0%	$192,441,040

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $120,741,903.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of Dow Jones Internet Composite Index	5.3500% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2025	72,598	$84,888,343	$1,823,645

Total return of Dow Jones Internet Composite Index	5.2900% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2025	57,352	66,619,510	1,908,962

Total return of Dow Jones Internet Composite Index	5.0400% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2025	153,027	178,637,240	4,664,948

Total return of Dow Jones Internet Composite Index	5.2000% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2025	95,501	107,142,468	7,058,450

					$437,287,561	$15,456,005

Direxion Daily Dow Jones Internet Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 111.5%
Money Market Funds - 111.5%
5,421,952	Dreyfus Government Cash Management Institutional Shares, 4.26% (a)	$5,421,952
5,339,623	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (a)	5,339,623

	TOTAL SHORT TERM INVESTMENTS (Cost $10,761,575) (b)	$10,761,575

	TOTAL INVESTMENTS (Cost $10,761,575) - 111.5%	$10,761,575
	Liabilities in Excess of Other Assets - (11.5)%	(1,112,037)

	TOTAL NET ASSETS - 100.0%	$9,649,538

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,408,461.

Short Total Return Swap Contracts (Unaudited)

January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

5.1500% representing 1 month SOFR rate + spread	Total return of Dow Jones Internet Composite Index	Bank of America Merrill Lynch	12/11/2025	4,262	$5,002,224	$(87,398)

5.0100% representing 1 month SOFR rate + spread	Total return of Dow Jones Internet Composite Index	J.P. Morgan	12/16/2025	2,157	2,475,636	(102,794)

4.6500% representing 1 month SOFR rate + spread	Total return of Dow Jones Internet Composite Index	UBS Securities LLC	12/17/2025	5,413	6,464,624	(38,220)

4.8500% representing 1 month SOFR rate + spread	Total return of Dow Jones Internet Composite Index	Citibank N.A.	12/19/2025	12,245	13,762,519	(900,103)

					$27,705,003	$(1,128,515)

Direxion Daily Financial Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
COMMON STOCKS - 65.5%
Administrative and Support Services - 7.0%
25,185	Ameriprise Financial, Inc.	$13,684,522
18,097	Corpay, Inc. (a)	6,885,727
9,861	FactSet Research System, Inc.	4,678,157
40,455	Moody’s Corp.	20,204,845
448,631	Visa, Inc. Class A	153,342,076

		198,795,327

Chemical Manufacturing - 0.8%
149,058	IntercontinentalExchange, Inc.	23,823,940

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 1.1%
147,693	Fiserv, Inc. (a)	31,907,596

Credit Intermediation and Related Activities - 25.6%
144,475	American Express Co.	45,863,589
1,732,990	Bank of America Corp.	80,237,437
188,759	Bank of New York Mellon Corp.	16,220,061
99,039	Capital One Financial Corp.	20,175,235
490,989	Citigroup, Inc.	39,981,234
114,408	Citizens Financial Group, Inc.	5,442,389
65,179	Discover Financial Services	13,106,845
139,761	Fidelity National Information Services, Inc.	11,386,329
174,078	Fifth Third Bancorp	7,713,396
66,071	Global Payments, Inc.	7,456,112
377,162	Huntington Bancshares, Inc.	6,487,186
730,889	JPMorgan Chase & Co.	195,366,630
257,338	KeyCorp	4,626,937
43,073	M&T Bank Corp.	8,668,011
212,797	MasterCard, Inc. Class A	118,193,838
51,457	Northern Trust Corp.	5,778,107
103,011	PNC Financial Services Group, Inc.	20,700,060
235,951	Regions Financial Corp.	5,813,833
76,103	State Street Corp.	7,733,587
101,078	Synchrony Financial	6,972,360
344,633	Truist Financial Corp.	16,411,423
404,998	U.S. Bancorp	19,350,804
864,363	Wells Fargo & Co.	68,111,804

		731,797,207

Funds, Trusts, and Other Financial Vehicles - 0.3%
57,673	T. Rowe Price Group, Inc.	6,743,127

Insurance Carriers and Related Activities - 16.6%
129,799	Aflac, Inc.	13,937,817
68,746	Allstate Corp.	13,221,918
161,936	American International Group, Inc.	11,928,206
97,277	Arch Capital Group Ltd. ADR	9,053,570
64,765	Arthur J. Gallagher & Co.	19,547,372
13,312	Assurant, Inc.	2,864,609
475,849	Berkshire Hathaway, Inc. Class B (a)	223,016,151
61,617	Brown & Brown, Inc.	6,448,835
97,324	Chubb Limited ADR (Switzerland)	26,460,449
40,584	Cincinnati Financial Corp.	5,562,037
6,478	Erie Indemnity Co. Class A	2,610,310
11,160	Everest Re Group Ltd. ADR	3,878,212
21,792	Globe Life, Inc.	2,660,585
75,260	Hartford Financial Services Group, Inc.	8,395,253
46,926	Loews Corp.	4,009,827
127,497	Marsh & McLennan Companies, Inc.	27,651,549
150,995	MetLife, Inc.	13,062,578
54,631	Principal Financial Group, Inc.	4,504,326
152,080	Progressive Corp.	37,478,595
92,416	Prudential Financial, Inc.	11,160,156
58,933	Travelers Companies, Inc.	14,449,193
78,150	W.R. Berkley Corp.	4,597,565
26,148	Willis Towers Watson PLC ADR (Ireland)	8,617,466

		475,116,579

Management of Companies and Enterprises - 0.7%
56,142	Aon PLC ADR (United Kingdom)	20,818,577

Professional, Scientific, and Technical Services - 0.1%
18,937	Jack Henry & Associates, Inc.	3,296,742

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 12.5%
116,041	Apollo Global Management, Inc.	19,840,690
37,799	Blackrock, Inc.	40,652,825
27,178	Cboe Global Markets, Inc.	5,553,281
388,094	Charles Schwab Corp.	32,103,136
93,547	CME Group, Inc.	22,125,736
80,210	Franklin Resources, Inc.	1,783,870
81,498	Goldman Sachs Group, Inc.	52,191,319
116,678	Invesco Ltd. ADR	2,243,718
175,250	KKR & Co., Inc.	29,279,018
9,787	MarketAxess Holdings, Inc.	2,159,306
322,044	Morgan Stanley	44,580,551
20,348	MSCI, Inc. Class A	12,143,076
107,431	NASDAQ OMX Group, Inc.	8,845,869
47,503	Raymond James Financial, Inc.	8,003,305
82,428	S&P Global, Inc.	42,978,783
187,435	The Blackstone Group, Inc.	33,196,613

		357,681,096

Telecommunications - 0.8%
260,266	PayPal Holdings, Inc. (a)	23,054,362

	TOTAL COMMON STOCKS (Cost $1,555,500,631)	$1,873,034,553

SHORT TERM INVESTMENTS - 35.6%
Money Market Funds - 35.6%
684,143,490	Dreyfus Government Cash Management Institutional Shares, 4.26% (b)	$684,143,490
130,244,873	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (b)	130,244,873
48,924,284	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (b)	48,924,284
154,712,250	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (b)	154,712,250

	TOTAL SHORT TERM INVESTMENTS (Cost $1,018,024,897)	$1,018,024,897

	TOTAL INVESTMENTS (Cost $2,573,525,528) - 101.1% (c)	$2,891,059,450
	Liabilities in Excess of Other Assets - (1.1)%	(30,434,866)

	TOTAL NET ASSETS - 100.0%	$2,860,624,584

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,159,429,238.

ADR - American Depository Receipt

Direxion Daily Financial Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025
Long Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of Financial Select Sector Index	5.3400% representing 1 month SOFR rate + spread	BNP Paribas	12/5/2025	1,208,694	$743,557,767	$19,539,122

Total return of Financial Select Sector Index	5.3500% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2025	1,467,821	897,091,660	29,524,228

Total return of Financial Select Sector Index	5.3000% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2025	1,545,423	937,361,127	40,145,237

Total return of Financial Select Sector Index	5.3700% representing 1 month SOFR rate + spread	Societe Generale	12/12/2025	761,605	463,147,231	17,780,325

Total return of Financial Select Sector Index	5.3000% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2025	308,425	186,259,347	8,386,381

Total return of Financial Select Sector Index	5.1500% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2025	2,107,178	1,273,180,280	59,390,334

Total return of Financial Select Sector Index	5.3500% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2025	1,094,869	641,210,030	50,266,499

Total return of Financial Select Sector Index	5.2300% representing 1 month SOFR rate + spread	Barclays	12/22/2025	2,080,610	1,257,495,093	58,788,296

					$6,399,302,535	$283,820,422

Direxion Daily Financial Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 109.2%
Money Market Funds - 109.2%

48,699,659	Dreyfus Government Cash Management Institutional Shares, 4.26% (a)	$48,699,659
29,676,435	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (a)	29,676,435
27,465,960	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (a)	27,465,960

	TOTAL SHORT TERM INVESTMENTS (Cost $105,842,054) (b)	$105,842,054

	TOTAL INVESTMENTS (Cost $105,842,054) -109.2%	$105,842,054
	Liabilities in Excess of Other Assets - (9.2)%	(8,939,201)

	TOTAL NET ASSETS - 100.0%	$96,902,853

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $61,554,765.

Short Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

5.1300% representing 1 month SOFR rate + spread	Total return of Financial Select Sector Index	Goldman Sachs	12/10/2025	71,860	$43,747,729	$(1,687,579)

5.1000% representing 1 month SOFR rate + spread	Total return of Financial Select Sector Index	Bank of America Merrill Lynch	12/11/2025	26,099	16,434,815	(107,107)

5.0300% representing 1 month SOFR rate + spread	Total return of Financial Select Sector Index	Societe Generale	12/12/2025	158,000	96,082,961	(3,730,470)

5.1000% representing 1 month SOFR rate + spread	Total return of Financial Select Sector Index	J.P. Morgan	12/16/2025	166,239	102,471,161	(2,671,705)

4.8500%representing 1 month SOFR rate + spread	Total return of Financial Select Sector Index	UBS Securities LLC	12/17/2025	36,022	21,774,040	(994,023)

					$280,510,706	$(9,190,884)

Direxion Daily Healthcare Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
COMMON STOCKS - 75.9%
Ambulatory Health Care Services - 1.1%
1,200	DaVita, Inc. (a)	$211,440
2,226	Labcorp Holdings, Inc.	556,055
1,522	Molina Healthcare, Inc. (a)	472,444
2,970	Quest Diagnostics, Inc.	484,407
31,761	Viatris, Inc.	358,264

		2,082,610

Chemical Manufacturing - 29.3%
47,023	AbbVie, Inc.	8,647,530
14,303	Amgen, Inc.	4,082,362
3,878	Biogen, Inc. (a)	558,161
4,228	Bio-Techne Corp.	310,969
53,969	Bristol-Myers Squibb Co.	3,181,473
20,966	Eli Lilly & Co.	17,005,103
33,162	Gilead Sciences, Inc.	3,223,346
4,255	Incyte Corp. (a)	315,551
67,312	Merck & Co., Inc.	6,651,772
150,796	Pfizer, Inc.	3,999,110
2,801	Regeneron Pharmaceuticals, Inc. (a)	1,885,017
6,853	Vertex Pharmaceuticals, Inc. (a)	3,163,893
12,005	Zoetis, Inc.	2,051,654

		55,075,941

Computer and Electronic Product Manufacturing - 7.3%
7,646	Agilent Technologies, Inc.	1,158,522
17,105	Danaher Corp.	3,809,968
12,157	GE HealthCare Technologies, Inc.	1,073,463
6,181	Hologic, Inc. (a)	445,897
3,238	Revvity, Inc. (b)	408,409
10,178	Thermo Fisher Scientific, Inc.	6,083,900
1,580	Waters Corp. (a)	656,458

		13,636,617

Health and Personal Care Retailers - 1.0%
33,486	CVS Health Corp.	1,891,289

Hospitals - 1.0%
4,853	HCA Healthcare, Inc.	1,601,053
1,562	Universal Health Services, Inc. Class B	294,531

		1,895,584

Insurance Carriers and Related Activities - 10.5%
13,434	Centene Corp. (a)	860,179
7,402	Cigna Corp.	2,177,742
6,171	Elevance Health, Inc.	2,441,865
3,204	Humana, Inc.	939,509
24,488	UnitedHealth Group, Inc.	13,284,495

		19,703,790

Machinery Manufacturing - 0.4%
562	Mettler-Toledo International, Inc. (a)	766,815

Management of Companies and Enterprises - 3.1%
46,153	Abbott Laboratories	5,904,353

Merchant Wholesalers, Durable Goods - 0.1%
3,318	Henry Schein, Inc. (a)	265,440

Merchant Wholesalers, Nondurable Goods - 2.1%
6,440	Cardinal Health, Inc.	796,370
4,667	Cencora, Inc.	1,186,398
3,378	McKesson Corp.	2,009,066

		3,991,834

Miscellaneous Manufacturing - 18.3%
1,867	Align Technology, Inc. (a)	409,078
13,586	Baxter International, Inc.	442,360
7,691	Becton, Dickinson & Co.	1,904,292
39,218	Boston Scientific Corp. (a)	4,014,354
10,394	DexCom, Inc. (a)	902,511
15,694	Edwards Lifesciences Corp. (a)	1,137,030
1,867	Insulet Corp. (a)	519,735
9,478	Intuitive Surgical, Inc. (a)	5,420,279
64,066	Johnson & Johnson	9,747,642
34,126	Medtronic PLC ADR (Ireland)	3,099,323
3,906	ResMed, Inc.	922,519
3,678	Solventum Corp. (a)	272,393
2,627	Steris PLC ADR (Ireland)	579,648
9,130	Stryker Corp.	3,572,478
1,236	Teleflex, Inc.	222,777
5,299	The Cooper Companys, Inc. (a)	511,618
5,297	Zimmer Biomet Holdings, Inc.	579,916

		34,257,953

Plastics and Rubber Products Manufacturing - 0.4%
1,927	West Pharmaceutical Services, Inc.	658,167

Professional, Scientific, and Technical Services - 1.3%
1,361	Charles River Laboratories International, Inc. (a)	224,238
2,179	IDEXX Laboratories, Inc. (a)	919,647
4,588	IQVIA Holdings, Inc. (a)	923,840
9,011	Moderna, Inc. (a)(b)	355,214

		2,422,939

	TOTAL COMMON STOCKS (Cost $131,164,849)	$142,553,332

SHORT TERM INVESTMENTS - 30.7%
Money Market Funds - 30.7%
30,101,097	Dreyfus Government Cash Management Institutional Shares, 4.26% (c)(d)	$30,101,097
14,094,154	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (c)	14,094,154
13,417,535	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (c)	13,417,535

	TOTAL SHORT TERM INVESTMENTS (Cost $57,612,786)	$57,612,786

	TOTAL INVESTMENTS (Cost $188,777,635) - 106.6% (e)	$200,166,118
	Liabilities in Excess of Other Assets - (6.6)%	(12,476,241)

	TOTAL NET ASSETS - 100.0%	$187,689,877

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $154,968,408.

ADR - American Depository Receipt

Direxion Daily Healthcare Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025
Long Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of Health Care Select Sector Index	5.2500% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2025	108,736	$154,547,564	$6,060,764

Total return of Health Care Select Sector Index	5.1000% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2025	54,656	75,739,570	5,038,369

Total return of Health Care Select Sector Index	5.3000% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2025	19,325	26,736,138	1,816,752

Total return of Health Care Select Sector Index	5.1800% representing 1 month SOFR rate + spread	Barclays	12/22/2025	100,773	141,995,927	7,039,657

					$399,019,199	$19,955,542

Direxion Daily Homebuilders & Supplies Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
COMMON STOCKS - 66.6%
Administrative and Support Services - 0.2%
84,444	Millrose Properties, Inc. Class A (a)	$785,329

Building Material and Garden Equipment and Supplies Dealers - 6.6%
43,976	Lowe’s Companies, Inc.	11,435,519
43,814	MasterBrand, Inc. (a)	758,858
27,959	The Home Depot, Inc.	11,518,549

		23,712,926

Construction of Buildings - 37.1%
22,886	Beazer Homes USA, Inc. (a)	507,154
22,133	Century Communities, Inc.	1,690,519
234,082	D.R. Horton, Inc.	33,216,236
21,993	Dream Finders Home, Inc. (a)(b)	507,378
24,646	Green Brick Partners , Inc. (a)	1,490,344
3,804	Hovnanian Enterprises, Inc. (a)	503,612
56,536	KB Home	3,793,566
8,850	Lennar Corp. (b)	1,113,241
191,685	Lennar Corp. Class A	25,156,739
16,610	LGI Homes, Inc. (a)	1,482,941
21,837	M/I Homes, Inc. (a)	2,747,095
58,083	Meritage Homes Corp.	4,522,923
2,460	NVR, Inc. (a)	19,719,803
164,613	PulteGroup, Inc.	18,729,667
83,059	Taylor Morrison Home Corp. (a)	5,353,983
81,047	Toll Brothers, Inc.	11,006,993
75,119	TRI Pointe Group, Inc. (a)	2,768,886

		134,311,080

Furniture and Related Product Manufacturing - 0.1%
5,342	American Woodmark Corp. (a)	415,928

Furniture, Home Furnishings, Electronics, and Appliance Retailers - 1.2%
18,414	Arhaus, Inc. (b)	226,124
7,799	Ethan Allen Interiors, Inc.	241,925
36,966	Floor & Decor Holdings, Inc. Class A (a)(b)	3,700,297

		4,168,346

Machinery Manufacturing - 0.2%
49,014	Hayward Holdings, Inc. (a)	738,151

Management of Companies and Enterprises - 0.7%
49,881	AZEK Company, Inc. (a)	2,555,404

Merchant Wholesalers, Durable Goods - 5.9%
21,334	Beacon Roofing Supply, Inc. (a)	2,524,666
39,671	Builders FirstSource, Inc. (a)	6,636,165
42,822	Fortune Brands Innovations, Inc.	3,069,053
46,299	Leggett & Platt, Inc.	488,917
11,051	Lennox International, Inc. (b)	6,546,833
18,061	Mohawk Industries, Inc. (a)	2,208,860

		21,474,494

Merchant Wholesalers, Nondurable Goods - 3.1%
31,676	The Sherwin Williams Co.	11,345,076

Nonmetallic Mineral Product Manufacturing - 2.4%
11,560	Eagle Materials, Inc.	2,967,914
29,576	Owens Corning	5,458,251
16,209	Quanex Building Products Corp. (b)	340,389

		8,766,554

Professional, Scientific, and Technical Services - 0.7%
14,535	Simpson Manufacturing Co., Inc.	2,441,880

Specialty Trade Contractors - 3.3%
18,641	Installed Building Products, Inc.	3,706,576
23,535	TopBuild Corp. (a)	8,064,974

		11,771,550

Wood Product Manufacturing - 5.1%
6,511	Cavco Industries, Inc. (a)	3,311,755
42,391	Champion Homes, Inc. (a)	3,913,961
29,167	JELD-WEN Holding, Inc. (a)	260,170
74,379	Masco Corp.	5,896,767
36,936	Trex Company, Inc. (a)	2,690,049
20,930	UFP Industries, Inc.	2,420,554

		18,493,256

	TOTAL COMMON STOCKS (Cost $247,526,237)	$240,979,974

SHORT TERM INVESTMENTS - 49.2%
Money Market Funds - 49.2%
59,377,769	Dreyfus Government Cash Management Institutional Shares, 4.26% (c)(d)	$59,377,769
26,362,341	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (c)	26,362,341
15,570,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (c)	15,570,000
76,699,483	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (c)	76,699,483

	TOTAL SHORT TERM INVESTMENTS (Cost $178,009,593)	$178,009,593

	TOTAL INVESTMENTS (Cost $425,535,830) -115.8% (e)	$418,989,567
	Liabilities in Excess of Other Assets - (15.8)%	(56,983,504)

	TOTAL NET ASSETS - 100.0%	$362,006,063

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $299,238,413.

Long Total Return Swap Contracts (Unaudited)

January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of Dow Jones U.S. Select Home Construction Index	5.2500% representing 1 month SOFR rate + spread	BNP Paribas	12/5/2025	2,878	$62,001,445	$(7,296,563)

Total return of Dow Jones U.S. Select Home Construction Index	5.3500% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2025	11,640	249,695,227	(28,201,268)

Total return of Dow Jones U.S. Select Home Construction Index	5.3500% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2025	4,777	99,323,384	(8,412,028)

Total return of Dow Jones U.S. Select Home Construction Index	5.1000% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2025	15,897	297,574,292	5,991,534

Direxion Daily Homebuilders & Supplies Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Total return of Dow Jones U.S. Select Home Construction Index	5.2300% representing 1 month SOFR rate + spread	Barclays	12/22/2025	8,895	173,103,755	(2,831,288)

					$881,698,103	$(40,749,613)

Direxion Daily Industrials Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
COMMON STOCKS - 75.2%
Administrative and Support Services - 7.6%
575	Allegion PLC ADR (Ireland)	$76,320
2,698	Automatic Data Processing, Inc.	817,521
774	Broadridge Financial Solutions, Inc.	184,382
821	Equifax, Inc.	225,595
1,860	Rollins, Inc.	92,070
13,945	Uber Technologies, Inc. (a)	932,223
2,419	Waste Management, Inc.	532,809

		2,860,920

Air Transportation - 1.7%
4,245	Delta Air Lines, Inc.	285,561
3,971	Southwest Airlines Co.	121,949
2,177	United Continental Holdings, Inc. (a)	230,414

		637,924

Apparel Manufacturing - 1.2%
2,270	Cintas Corp.	455,294

Building Material and Garden Equipment and Supplies Dealers - 0.3%
348	Snap-on, Inc.	123,592

Computer and Electronic Product Manufacturing - 7.3%
1,532	AMETEK, Inc.	282,746
2,298	Fortive Corp.	186,896
1,256	L3Harris Technologies, Inc.	266,285
907	Northrop Grumman Corp.	441,954
2,645	Otis Worldwide Corp.	252,386
8,815	RTX Corp.	1,136,694
1,638	Veralto Corp.	169,353

		2,736,314

Couriers and Messengers - 2.5%
1,488	FedEx Corp.	394,126
4,843	United Parcel Service, Inc. Class B	553,216

		947,342

Electrical Equipment, Appliance, and Component Manufacturing - 3.0%
788	A.O. Smith Corp.	53,032
480	Axon Enterprise, Inc. (a)	313,047
3,775	Emerson Electric Co.	490,561
394	Generac Holdings, Inc. (a)	58,836
748	Rockwell Automation, Inc.	208,266

		1,123,742

Fabricated Metal Product Manufacturing - 0.5%
1,094	Pentair PLC ADR (Ireland)	113,426
1,021	Stanley Black & Decker, Inc.	89,919

		203,345

Machinery Manufacturing - 15.8%
5,526	Carrier Global Corp.	361,290
3,197	Caterpillar, Inc.	1,187,494
909	Cummins, Inc.	323,831
1,685	Deere & Co.	803,004
7,167	General Electric Co.	1,458,986
501	IDEX Corp.	112,379
2,669	Ingersoll Rand, Inc.	250,352
360	Nordson Corp.	79,279
853	Parker Hannifin Corp.	603,114
1,490	Trane Technologies PLC ADR (Ireland)	540,498
1,609	Xylem, Inc.	199,580

		5,919,807

Merchant Wholesalers, Durable Goods - 4.6%
762	Builders FirstSource, Inc. (a)	127,467
5,806	Copart, Inc. (a)	336,342
3,794	Fastenal Co. (b)	277,872
356	Hubbell, Inc.	150,592
260	Huntington Ingalls Industries, Inc.	51,288
4,424	Johnson Controls International PLC ADR (Ireland)	345,072
212	Lennox International, Inc.	125,593
294	W.W. Grainger, Inc.	312,425

		1,726,651

Merchant Wholesalers, Nondurable Goods - 1.2%
1,780	Illinois Tool Works, Inc.	461,305

Miscellaneous Manufacturing - 2.2%
3,606	3M Co.	548,833
909	Dover Corp.	185,145
1,229	Textron, Inc.	94,031

		828,009

National Security and International Affairs - 0.3%
884	Leidos Holdings, Inc.	125,554

Primary Metal Manufacturing - 0.9%
2,690	Howmet Aerospace, Inc.	340,500

Professional, Scientific, and Technical Services - 4.3%
2,618	Eaton Corporation PLC ADR (Ireland)	854,620
822	Jacobs Solutions, Inc.	115,187
2,121	Paychex, Inc.	313,208
322	Paycom Software, Inc.	66,834
935	Verisk Analytics, Inc. Class A	268,757

		1,618,606

Publishing Industries - 0.2%
1,045	Dayforce, Inc. (a)	73,923

Rail Transportation - 3.8%
12,771	CSX Corp.	419,783
4,014	Union Pacific Corp.	994,629

		1,414,412

Rental and Leasing Services - 0.9%
435	United Rentals, Inc.	329,756

Specialty Trade Contractors - 0.8%
978	Quanta Services, Inc. (b)	300,843

Support Activities for Transportation - 1.7%
783	C.H. Robinson Worldwide, Inc.	77,901
927	Expeditors International of Washington, Inc.	105,289
527	J.B. Hunt Transport Services, Inc.	90,233
1,498	Norfolk Southern Corp.	382,439

		655,862

Transportation Equipment Manufacturing - 10.8%
4,950	Boeing Co. (a)	873,774
1,709	General Dynamics Corp.	439,179
4,306	Honeywell International, Inc.	963,338
1,397	Lockheed Martin Corp.	646,741
3,472	Paccar, Inc.	384,975
373	TransDigm Group, Inc.	504,796
1,138	Wabtec Corp.	236,613

		4,049,416

Truck Transportation - 0.6%
1,245	Old Dominion Freight Line, Inc.	231,084

Utilities - 1.8%
1,826	GE Vernova, Inc.	680,879

Waste Management and Remediation Services - 0.8%
1,347	Republic Services, Inc.	292,124

Wood Product Manufacturing - 0.4%
1,429	Masco Corp.	113,292

	TOTAL COMMON STOCKS (Cost $25,873,551)	$28,250,496

SHORT TERM INVESTMENTS - 25.5%
Money Market Funds - 25.5%
6,771,455	Dreyfus Government Cash Management Institutional Shares, 4.26% (c)(d)	$6,771,455
228	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (c)	228

Direxion Daily Industrials Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

2,830,095	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (c)	2,830,095

	TOTAL SHORT TERM INVESTMENTS (Cost $9,601,778)	$9,601,778

	TOTAL INVESTMENTS (Cost $35,475,329) - 100.7% (e)	$37,852,274
	Liabilities in Excess of Other Assets - (0.7)%	(278,200)

	TOTAL NET ASSETS - 100.0%	$37,574,074

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $30,663,022.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/ (Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of Industrials Select Sector Index	5.2300% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2025	10,241	$14,261,910	$(28,026)

Total return of Industrials Select Sector Index	5.1000% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2025	17,531	24,194,213	220,103

Total return of Industrials Select Sector Index	5.2000% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2025	15,851	21,241,011	792,189

Total return of Industrials Select Sector Index	5.1800% representing 1 month SOFR rate + spread	Barclays	12/22/2025	16,894	22,700,449	733,886

					$82,397,583	$1,718,152

Direxion Daily Pharmaceutical & Medical Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
COMMON STOCKS - 74.6%
Administrative and Support Services - 3.3%
15,442	Royalty Pharma PLC ADR (United Kingdom)	$487,658

Ambulatory Health Care Services - 5.2%
3,980	Axsome Therapeutics, Inc. (a)(b)	423,711
30,518	Viatris, Inc.	344,243

		767,954

Chemical Manufacturing - 53.8%
5,722	Amphastar Pharmaceuticals, Inc. (a)	199,526
3,974	ANI Pharmaceuticals, Inc. (a)	233,035
6,871	Bristol-Myers Squibb Co.	405,045
7,577	Collegium Pharmaceutical, Inc. (a)	243,373
6,480	Corcept Therapeutics, Inc. (a)(b)	433,642
16,295	CorMedix, Inc. (a)	167,350
13,057	Edgewise Therapeutics, Inc. (a)	365,857
31,055	Elanco Animal Health, Inc. (a)	373,592
488	Eli Lilly & Co.	395,807
3,932	Enliven Therapeutics, Inc. (a)(b)	85,954
40,642	Esperion Therapeutics, Inc. (a)	72,749
11,442	Evolus, Inc. (a)	159,845
8,891	Harmony Biosciences Holdings, Inc. (a)(b)	344,704
7,691	Innoviva, Inc. (a)	143,360
4,639	Intra-Cellular Therapies, Inc. (a)	589,524
3,223	Jazz Pharmaceuticals PLC ADR (Ireland) (a)	400,845
1,381	Ligand Pharmaceuticals, Inc. (a)	160,956
3,901	Merck & Co., Inc.	385,497
16,693	Ocular Therapeutix, Inc. (a)	128,536
24,816	Organon & Co.	386,137
8,854	Pacira BioSciences, Inc. (a)(b)	233,126
14,260	Perrigo Co. PLC ADR (Ireland)	355,217
15,423	Pfizer, Inc.	409,018
12,190	Phathom Pharmaceuticals, Inc. (a)(b)	73,018
2,799	Phibro Animal Health Corp.	61,046
5,703	Pliant Therapeutics, Inc. (a)	61,307
3,507	Prestige Consumer Healthcare, Inc. (a)	269,232
4,585	Supernus Pharmaceuticals, Inc. (a)	175,926
13,672	Wave Life Sciences Ltd. ADR (a)	158,185
19,435	Xeris Biopharma Holdings, Inc. (a)	69,189
10,657	Zevra Therapeutics, Inc. (a)	83,551
2,198	Zoetis, Inc.	375,638

		7,999,787

Merchant Wholesalers, Nondurable Goods - 3.6%
17,179	Amneal Pharmaceuticals, Inc. (a)	141,899
7,461	Tarsus Pharmaceuticals, Inc. (a)	401,103

		543,002

Miscellaneous Manufacturing - 3.3%
12,042	EyePoint Pharmaceuticals, Inc. (a)	92,121
2,653	Johnson & Johnson	403,654

		495,775

Professional, Scientific, and Technical Services - 4.5%
10,403	Arvinas, Inc. (a)	183,197
8,831	Harrow, Inc. (a)	271,288
12,987	Liquidia Corp. (a)	184,805
19,120	Neumora Therapeutics, Inc. (a)	36,902

		676,192

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.4%
26,681	Nuvation Bio, Inc. (a)	61,633

Support Activities for Mining - 0.5%
10,278	Mind Medicine MindMed, Inc. ADR (a)(b)	69,788

	TOTAL COMMON STOCKS (Cost $10,806,550)	$11,101,789

SHORT TERM INVESTMENTS - 27.8%
Money Market Funds - 27.8%
1,966,065	Dreyfus Government Cash Management Institutional Shares, 4.26% (c)(d)	$1,966,065
1,610,595	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (c)	1,610,595
552,610	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (c)	552,610

	TOTAL SHORT TERM INVESTMENTS (Cost $4,129,270)	$4,129,270

	TOTAL INVESTMENTS (Cost $14,935,820) - 102.4% (e)	$15,231,059
	Liabilities in Excess of Other Assets - (2.4)%	(358,865)

	TOTAL NET ASSETS - 100.0%	$14,872,194

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $10,315,725.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/ (Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of S&P Pharmaceuticals Select Industry Index	5.1000% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2025	2,578	$13,147,826	$116,409

Total return of S&P Pharmaceuticals Select Industry Index	5.2000% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2025	1,943	9,641,419	359,115

Total return of S&P Pharmaceuticals Select Industry Index	5.0800% representing 1 month SOFR rate + spread	Barclays	12/22/2025	1,959	9,771,184	336,760

					$32,560,429	$812,284

Direxion Daily Real Estate Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
COMMON STOCKS - 58.7%
Accommodation - 0.6%
27,953	Host Hotels & Resorts, Inc.	$467,095

Administrative and Support Services - 1.7%
11,739	Iron Mountain, Inc.	1,192,330

Professional, Scientific, and Technical Services -1.8%
8,478	Extra Space Storage, Inc.	1,305,612

Real Estate - 46.9%
6,223	Alexandria Real Estate Equities, Inc.	605,809
18,689	American Tower Corp.	3,456,531
5,682	AvalonBay Communities, Inc.	1,258,620
5,819	BXP, Inc.	425,602
4,268	Camden Property Trust	485,314
12,030	CBRE Group, Inc. Class A (a)	1,741,222
17,381	Crown Castle, Inc.	1,551,776
12,471	Digital Realty Trust, Inc.	2,043,498
13,655	Equity Residential	964,453
2,570	Essex Property Trust, Inc.	731,345
3,060	Federal Realty Investment Trust	332,408
27,973	Healthpeak Properties, Inc.	577,922
22,783	Invitation Homes, Inc.	709,690
26,957	Kimco Realty Corp.	605,185
4,675	Mid-America Apartment Communities, Inc.	713,311
37,041	Prologis, Inc.	4,417,139
6,306	Public Storage	1,882,215
34,999	Realty Income Corp.	1,912,345
6,531	Regency Centers Corp.	469,187
12,262	Simon Property Group, Inc.	2,131,871
12,007	UDR, Inc.	501,172
16,780	Ventas, Inc.	1,013,848
42,158	VICI Properties, Inc.	1,255,044
23,658	Welltower, Inc.	3,228,844
29,057	Weyerhaeuser Co.	889,725

		33,904,076

Telecommunications - 6.0%
3,860	Equinix, Inc.	3,526,728
4,299	SBA Communications Corp.	849,310

		4,376,038

Web Search Portals, Libraries, Archives, and Other Information Services - 1.7%
16,394	CoStar Group, Inc. (a)	1,255,780

	TOTAL COMMON STOCKS (Cost $42,039,809)	$42,500,931

SHORT TERM INVESTMENTS - 48.5%
Money Market Funds - 48.5%
6,306,103	Dreyfus Government Cash Management Institutional Shares, 4.26% (b)	$6,306,103
28,760,639	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (b)	28,760,639

	TOTAL SHORT TERM INVESTMENTS (Cost $35,066,742)	$35,066,742

	TOTAL INVESTMENTS (Cost $77,106,551) - 107.2% (c)	$77,567,673
	Liabilities in Excess of Other Assets - (7.2)%	(5,196,737)

	TOTAL NET ASSETS - 100.0%	$72,370,936

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $50,053,255.

Long Total Return Swap Contracts (Unaudited)

January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/ (Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of Real Estate Select Sector Index	5.4000% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2025	350,000	$73,759,001	$(2,580,932)

Total return of Real Estate Select Sector Index	5.3000% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2025	441,169	92,358,730	(2,694,878)

Total return of Real Estate Select Sector Index	4.7000% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2025	65,912	13,034,489	370,427

					$179,152,220	$(4,905,383)

Direxion Daily Real Estate Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 98.7%
Money Market Funds - 98.7%
24,441,343	Dreyfus Government Cash Management Institutional Shares, 4.26% (a)	$24,441,343
30,063,724	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (a)	30,063,724

	TOTAL SHORT TERM INVESTMENTS (Cost $54,505,067) (b)	$54,505,067

	TOTAL INVESTMENTS (Cost $54,505,067) - 98.7%	$54,505,067
	Other Assets in Excess of Liabilities - 1.3%	707,014

	TOTAL NET ASSETS - 100.0%	$55,212,081

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $32,970,265.

Short Total Return Swap Contracts (Unaudited)

January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

5.2000% representing 1 month SOFR rate + spread	Total return of Real Estate Select Sector Index	Bank of America Merrill Lynch	12/11/2025	97,834	$20,617,537	$716,517

5.1000% representing 1 month SOFR rate + spread	Total return of Real Estate Select Sector Index	J.P. Morgan	12/16/2025	613,852	128,509,916	3,716,157

4.3600% representing 1 month SOFR rate + spread	Total return of Real Estate Select Sector Index	UBS Securities LLC	12/17/2025	101,341	20,846,133	237,598

					$169,973,586	$4,670,272

Direxion Daily Regional Banks Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
COMMON STOCKS - 66.2%
Credit Intermediation and Related Activities - 59.7%
11,451	1st Source Corp.	$718,207
28,219	Amalgamated Financial Corp.	985,972
26,373	Amerant Bancorp, Inc.	611,854
62,412	Ameris Bancorp	4,097,348
215,571	Associated Banc-Corp.	5,419,455
84,616	Atlantic Union Bankshares Corp.	3,195,946
79,639	Axos Financial, Inc. (a)	5,569,155
14,279	BancFirst Corp.	1,700,343
50,940	Bank of Hawaii Corp.	3,795,539
192,589	Bank OZK	9,781,595
128,145	BankUnited, Inc.	5,268,041
33,234	Banner Corp.	2,348,647
38,744	Berkshire Hills Bancorp, Inc.	1,139,461
22,585	BOK Financial Corp.	2,493,836
82,768	Brookline Bancorp, Inc.	1,012,253
205,096	Cadence Bank	7,219,379
9,556	Camden National Corp.	433,460
113,875	Capitol Federal Financial, Inc.	677,556
45,755	Cathay General Bancorp	2,172,905
463,893	Citizens Financial Group, Inc.	22,067,390
7,777	City Holding Co.	918,697
9,097	Coastal Financial Corp. (a)(b)	811,270
260,878	Columbia Banking System, Inc.	7,278,496
101,669	Commerce Bancshares, Inc.	6,791,489
38,359	Community Bank System, Inc.	2,513,665
7,629	Community Trust Bancorp, Inc.	408,228
35,329	ConnectOne Bancorp, Inc.	895,237
61,144	Customers Bancorp, Inc. (a)	3,483,985
111,605	CVB Financial Corp.	2,325,848
32,612	Dime Community Bancshares, Inc. (b)	1,018,473
43,229	Eagle Bancorp, Inc.	1,133,032
115,304	East West Bancorp, Inc.	11,872,853
143,520	Eastern Bankshares, Inc.	2,635,027
23,024	Enterprise Financial Services Corp.	1,377,756
351,874	F.N.B. Corp.	5,520,903
21,812	FB Financial Corp.	1,151,892
25,686	First Bancorp	1,133,523
186,012	First BanCorp ADR	3,861,609
21,609	First Bancshares, Inc.	828,705
45,761	First Busey Corp.	1,111,077
83,990	First Commonwealth Financial Corp.	1,400,953
65,004	First Financial Bancorp	1,821,412
76,937	First Financial Bankshares, Inc.	2,866,673
5,969	First Financial Corp.	287,646
89,425	First Hawaiian, Inc.	2,469,919
859,372	First Horizon National Corp.	18,811,653
38,342	First Merchants Corp.	1,703,919
948,134	Flagstar Financial, Inc. (b)	11,216,425
22,949	Flushing Finanicial Corp.	320,139
221,508	Fulton Financial Corp.	4,505,473
3,206	Great Southern Bancorp, Inc.	188,481
83,841	Hancock Whitney Corp.	5,008,661
27,019	Hanmi Financial Corp. Class A	648,996
29,321	HarborOne Bancorp, Inc.	318,719
58,574	Heritage Commerce Corp.	567,582
23,574	Heritage Financial Corp.	605,852
54,943	Hilltop Holdings, Inc.	1,658,180
110,740	Hope Bancorp, Inc.	1,291,228
25,101	Horizon Bancorp, Inc.	421,446
1,233,230	Huntington Bancshares, Inc.	21,211,556
40,932	Independent Bank Corp. (Massachusetts)	2,748,993
13,727	Independent Bank Corp. (Michigan)	499,663
29,539	International Bancshares Corp.	1,946,325
47,689	Kearny Financial Corp.	329,054
17,190	Lakeland Financial Corp.	1,169,608
36,360	Live Oak Bancshares, Inc.	1,290,416
106,187	M&T Bank Corp.	21,369,072
8,916	Mercantile Bank Corp.	435,190
28,212	Meta Financial Group, Inc.	2,249,343
12,540	Midland States Bancorp, Inc.	241,520
29,083	NBT Bancorp, Inc. (b)	1,385,223
6,845	Nicolet Bankshares, Inc.	767,530
25,895	Northfield Bancorp, Inc.	302,195
41,780	OceanFirst Financial Corp.	750,369
44,076	OFG Bancorp ADR	1,882,486
288,454	Old National Bancorp	6,879,628
42,419	Old Second Bancorp, Inc.	797,053
12,108	Origin Bancorp, Inc.	459,135
92,924	Pacific Premier Bancorp, Inc.	2,406,732
8,174	Park National Corp.	1,387,210
11,700	Peapack-Gladstone Financial Corp.	370,305
18,712	Peoples Bancorp, Inc.	610,947
80,613	Pinnacle Financial Partners, Inc.	10,058,084
86,611	Popular, Inc. ADR	8,915,736
10,806	Preferred Bank	987,236
22,796	Premier Financial Corp.	634,413
87,452	Prosperity Bancshares, Inc.	6,996,160
107,196	Provident Financial Services, Inc.	1,990,630
844,328	Regions Financial Corp.	20,804,242
73,225	Renasant Corp. (b)	2,846,988
27,326	S&T Bancorp, Inc.	1,077,737
51,271	Sandy Spring Bancorp, Inc.	1,734,498
61,105	Seacoast Banking Corp. of Florida	1,738,437
93,569	Simmons First National Corp.	2,125,888
17,681	Southside Bancshares, Inc.	555,714
25,247	Stellar Bancorp, Inc.	717,015
206,113	Synovus Financial Corp.	11,628,895
69,874	Texas Capital Bancshares, Inc. (a)	5,516,552
44,679	TFS Financial Corp.	612,996
99,467	The Bancorp, Inc. (a)	6,073,455

Direxion Daily Regional Banks Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

2,296	The Hingham Institution for Savings (b)	586,054
7,224	Tompkins Financial Corp.	506,186
37,517	Towne Bank	1,341,983
15,360	TriCo Bancshares	673,843
19,553	Triumph Financial, Inc. (a)	1,506,754
469,682	Truist Financial Corp.	22,366,257
12,579	TrustCo Bank Corp. NY	404,541
44,248	Trustmark Corp.	1,659,300
58,348	UMB Financial Corp. (b)	6,879,229
82,513	United Bankshares, Inc.	3,176,751
89,053	United Community Banks, Inc.	2,953,888
16,761	Univest Financial Corp.	509,367
962,928	Valley National Bancorp	9,898,900
86,077	WaFd, Inc.	2,554,765
15,345	Washington Trust Bancorp, Inc.	502,856
174,059	Webster Financial Corp.	10,485,314
54,802	WesBanco, Inc.	1,920,262
17,240	Westamerica Bancorp	892,342
200,114	Western Alliance Bancorp	17,584,017
61,193	Wintrust Financial Corp.	8,004,656
41,447	WSFS Financial Corp.	2,321,032
218,156	Zions Bancorp	12,622,506

		459,748,496

Management of Companies and Enterprises - 6.3%
367,054	Banc of California, Inc.	5,880,205
22,766	Byline Bancorp, Inc.	667,954
36,196	Central Pacific Financial Corp.	1,081,898
12,440	Colmombia Financial, Inc. (a)	183,988
72,504	Cullen/Frost Bankers, Inc.	10,107,058
86,621	First Foundation, Inc.	446,098
91,320	First Interstate BancSystem, Inc.	3,008,994
91,712	Glacier Bancorp, Inc. (b)	4,555,335
153,259	Home Bancshares, Inc.	4,626,889
11,012	Metropolitan Bank Holding Corp. (a)	706,200
32,263	National Bank Holdings Corp.	1,391,503
23,294	NB Bancorp, Inc. (a)	446,313
96,988	Northwest Bancshares, Inc.	1,281,212
32,430	ServisFirst Bancshares, Inc.	2,940,428
79,282	South State Corp.	8,371,386
17,688	Stock Yards Bancorp, Inc.	1,303,783
61,573	Veritex Holdings, Inc.	1,650,156

		48,649,400

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.2%
47,053	CrossFirst Bankshares, Inc. (a)	764,141
11,192	QCR Holdings, Inc.	870,290

		1,634,431

	TOTAL COMMON STOCKS (Cost $460,594,271)	$510,032,327

SHORT TERM INVESTMENTS - 35.6%
Money Market Funds - 35.6%
130,708,746	Dreyfus Government Cash Management Institutional Shares, 4.26% (c)(d)	$130,708,746
61,895,480	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (c)	61,895,480
18,227,238	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (c)	18,227,238
63,761,840	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (c)	63,761,840

	TOTAL SHORT TERM INVESTMENTS (Cost $274,593,304)	$274,593,304

	TOTAL INVESTMENTS (Cost $735,187,575) - 101.8% (e)	$784,625,631

	Liabilities in Excess of Other Assets - (1.8)%	(14,177,259)

	TOTAL NET ASSETS - 100.0%	$770,448,372

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $621,165,935.
ADR	- American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of S&P Regional Banks Select Industry Index	5.3500% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2025	160,000	$301,963,067	$19,848,549

Total return of S&P Regional Banks Select Industry Index	5.3500% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2025	87,175	178,705,491	(3,610,854)

Total return of S&P Regional Banks Select Industry Index	5.2500% representing 1 month SOFR rate + spread	Societe Generale	12/12/2025	65,000	132,368,600	(1,805,035)

Total return of S&P Regional Banks Select Industry Index	5.3000% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2025	130,000	262,710,263	(1,559,967)

Total return of S&P Regional Banks Select Industry Index	5.1500% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2025	126,661	252,019,925	2,514,829

Total return of S&P Regional Banks Select Industry Index	5.3000% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2025	181,895	342,655,620	22,874,521

Total return of S&P Regional Banks Select Industry Index	5.2300% representing 1 month SOFR rate + spread	Barclays	12/22/2025	141,442	271,836,016	12,676,116

					$1,742,258,982	$50,938,159

Direxion Daily Retail Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
COMMON STOCKS - 72.4%
Administrative and Support Services - 0.8%
10,373	Revolve Group, Inc. (a)	$327,579

Building Material and Garden Equipment and Supplies Dealers - 0.9%
6,900	Tractor Supply Co. (b)	375,084

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 17.3%
2,872	Abercrombie & Fitch Co. Class A (a)	342,859
7,227	Academy Sports & Outdoors, Inc. (b)	378,044
22,324	American Eagle Outfitters, Inc.	360,309
10,276	Bath & Body Works, Inc.	386,480
2,696	Boot Barn Holdings, Inc. (a)	433,652
15,114	Caleres, Inc. (b)	277,040
18,001	Foot Locker, Inc. (a)	360,920
15,624	Gap, Inc.	376,070
3,848	Genesco, Inc. (a)	160,269
19,101	Guess?, Inc. (b)	246,594
17,162	Nordstrom, Inc.	415,321
2,561	Ross Stores, Inc.	385,584
11,056	Shoe Carnival, Inc.	299,175
4,634	Signet Jewelers Ltd. ADR	274,472
35,671	Stitch Fix, Inc. (a)	168,011
7,460	The Buckle, Inc.	355,171
28,621	The RealReal, Inc. (a)	273,044
3,108	TJX Companies, Inc.	387,847
7,641	Urban Outfitters, Inc. (a)	423,464
8,339	Victoria’s Secret & Co. (a)	303,206
10,483	Zumiez, Inc. (a)	167,309

		6,774,841

Food and Beverage Retailers - 5.5%
21,614	Albertsons Companies, Inc. Class A	433,361
20,893	Grocery Outlet Holding Corp. (a)(b)	338,258
5,545	Ingles Markets, Inc.	367,190
6,424	Kroger Co.	395,975
2,646	Sprouts Farmers Market, Inc. (a)	418,968
2,808	Weis Markets, Inc.	189,708

		2,143,460

Food Services and Drinking Places - 1.0%
920	Casey’s General Stores, Inc.	388,029

Furniture, Home Furnishings, Electronics, and Appliance Retailers - 1.9%
4,526	Best Buy Co., Inc.	388,602
13,601	GameStop Corp. Class A (a)	365,867

		754,469

General Merchandise Retailers - 15.4%
1,711	Amazon.com, Inc. (a)	406,670
3,950	BJ’s Wholesale Club Holdings, Inc. (a)	391,248
1,333	Burlington Stores, Inc. (a)	378,479
397	Costco Wholesale Corp.	389,012
863	Dillard’s, Inc. Class A (b)	403,979
4,937	Dollar General Corp.	350,823
5,500	Dollar Tree, Inc. (a)	403,425
6,238	eBay, Inc.	420,940
6,679	Etsy, Inc. (a)	366,744
3,596	Five Below, Inc. (a)	337,233
26,676	Kohl’s Corp. (b)	352,390
23,765	Macy’s, Inc. (b)	370,259
4,065	PriceSmart, Inc.	369,793
2,898	Target Corp.	399,663
4,149	Walmart, Inc.	407,266
722	Winmark Corp.	281,284

		6,029,208

Health and Personal Care Retailers - 4.1%
30,977	Sally Beauty Holdings, Inc. (a)	336,720
917	Ulta Beauty, Inc. (a)	377,941
40,042	Walgreens Boots Alliance, Inc. (b)	411,632
16,745	Warby Parker, Inc. (a)	464,004

		1,590,297

Merchant Wholesalers, Durable Goods - 0.4%
3,226	America’s Car-Mart, Inc. (a)(b)	157,074

Miscellaneous Manufacturing - 1.0%
33,111	National Vision Holdings, Inc. (a)	377,465

Motor Vehicle and Parts Dealers - 12.8%
8,653	Advance Auto Parts, Inc. (b)	419,670
1,541	Asbury Automotive Group, Inc. (a)	457,184
2,248	AutoNation, Inc. (a)	423,860
118	AutoZone, Inc. (a)	395,325
4,529	CarMax, Inc. (a)	387,864
1,570	Carvana Co. (a)	388,544
60,899	EVgo, Inc. (a)	211,320
927	Group 1 Automotive, Inc. (b)	423,166
9,640	MarineMax, Inc. (a)	292,670
721	Murphy USA, Inc.	362,598
310	O’Reilly Automotive, Inc. (a)	401,270
2,411	Penske Automotive Group, Inc.	399,334
5,863	Sonic Automotive, Inc.	435,328

		4,998,133

Printing and Related Support Activities - 0.2%
9,962	Arko Corp.	70,431

Rental and Leasing Services - 0.9%
11,689	Upbound Group, Inc.	342,955

Repair and Maintenance - 0.9%
9,935	Valvoline, Inc. (a)	368,688

Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers - 7.1%
7,178	Build-A-Bear Workshop, Inc.	303,917
16,314	Camping World Holdings, Inc.	376,690
12,109	Chewy, Inc. Class A (a)	472,009
1,782	Dick’s Sporting Goods, Inc.	427,769
115,290	Leslie’s, Inc. (a)	232,886
14,307	Monro, Inc.	280,989
3,472	Ollie’s Bargain Outlet Holdings, Inc. (a)	387,163
13,928	The ODP Corp. (a)	314,773

		2,796,196

Truck Transportation - 2.2%
1,035	Lithia Motors, Inc. Class A	389,263
9,459	Maplebear, Inc. (a)	456,680

		845,943

	TOTAL COMMON STOCKS (Cost $26,141,579)	$28,339,852

Direxion Daily Retail Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

SHORT TERM INVESTMENTS - 37.7%
Money Market Funds - 37.7%
6,818,577	Dreyfus Government Cash Management Institutional Shares, 4.26% (c)(d)	$6,818,577
560,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (c)	560,000
7,382,288	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (c)	7,382,288

	TOTAL SHORT TERM INVESTMENTS (Cost $14,760,865)	$14,760,865

	TOTAL INVESTMENTS (Cost $40,902,444) - 110.1% (e)	$43,100,717
	Liabilities in Excess of Other Assets - (10.1)%	(3,938,324)

	TOTAL NET ASSETS - 100.0%	$39,162,393

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $26,258,477.
ADR	- American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of S&P Retail Select Industry® Index	5.1000% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2025	3,259	$28,368,929	$(726,040)

Total return of S&P Retail Select Industry® Index	5.0000% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2025	3,601	30,814,543	(186,075)

Total return of S&P Retail Select Industry® Index	5.1500% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2025	3,216	27,250,002	(21,150)

Total return of S&P Retail Select Industry® Index	5.0800% representing 1 month SOFR rate + spread	Barclays	12/22/2025	387	3,294,953	(9,308)

					$89,728,427	$(942,573)

Direxion Daily S&P 500® High Beta Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
COMMON STOCKS - 68.6%
Accommodation - 1.1%
1,657	Airbnb, Inc. Class A (a)	$217,349
6,331	MGM Resorts International (a)	218,293

		435,642

Administrative and Support Services - 2.4%
709	Equifax, Inc.	194,819
355	Gartner, Inc. (a)	192,705
967	Royal Caribbean Cruises Ltd. ADR (Liberia)	257,802
3,323	Uber Technologies, Inc. (a)	222,142

		867,468

Air Transportation - 1.3%
3,173	Delta Air Lines, Inc.	213,448
2,418	United Continental Holdings, Inc. (a)	255,921

		469,369

Apparel Manufacturing - 0.7%
1,484	Deckers Outdoor Corp. (a)	263,202

Chemical Manufacturing - 1.7%
3,604	Albemarle Corp.	303,421
2,513	Bio-Techne Corp.	184,831
2,044	Celanese Corp.	145,206

		633,458

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 0.7%
609	Lululemon Athletica, Inc. (a)	252,248

Computer and Electronic Product Manufacturing - 22.9%
2,600	Advanced Micro Devices, Inc. (a)	301,470
3,204	Amphenol Corp. Class A	226,779
1,233	Analog Devices, Inc.	261,260
3,141	Arista Networks, Inc. (a)	361,937
2,236	Broadcom, Inc.	494,760
2,344	Dell Technologies, Inc.	242,838
3,943	Enphase Energy, Inc. (a)	245,570
1,267	First Solar, Inc. (a)	212,248
13,359	Intel Corp.	259,565
1,738	Jabil Circuit, Inc.	282,269
1,471	Keysight Technologies, Inc. (a)	262,353
4,943	Lam Research Corp.	400,630
4,470	Microchip Technology, Inc.	242,721
3,123	Micron Technology, Inc.	284,943
579	Monolithic Power Systems, Inc.	369,037
1,620	NetApp, Inc.	197,802
3,011	NVIDIA Corp.	361,531
1,341	NXP Semiconductors NV ADR (Netherlands)	279,666
5,044	ON Semiconductor Corp. (a)	264,003
1,026	Palto Alto Networks, Inc. (a)	189,215
1,902	Qualcomm, Inc.	328,913
1,995	Seagate Technology Holdings PLC ADR (Ireland)	192,238
3,207	Skyworks Solutions, Inc.	284,653
24,760	Super Micro Computer, Inc. (a)	706,155
3,586	Teradyne, Inc.	415,223
1,035	Texas Instruments, Inc.	191,071
3,930	Western Digital Corp. (a)	255,961
557	Zebra Technologies Corp. Class A (a)	218,311

		8,333,122

Construction of Buildings - 0.5%
1,501	PulteGroup, Inc.	170,784

Credit Intermediation and Related Activities - 0.5%
9,986	KeyCorp	179,548

Electrical Equipment, Appliance, and Component Manufacturing - 1.1%
1,244	Generac Holdings, Inc. (a)	185,767
717	Rockwell Automation, Inc.	199,634

		385,401

Food Manufacturing - 0.4%
2,386	Lamb Weston Holdings, Inc.	143,017

Funds, Trusts, and Other Financial Vehicles - 0.5%
1,557	T. Rowe Price Group, Inc.	182,044

General Merchandise Retailers - 0.7%
1,124	Amazon.com, Inc. (a)	267,152

Machinery Manufacturing - 3.0%
1,992	Applied Materials, Inc.	359,257
2,681	Carrier Global Corp.	175,284
452	Caterpillar, Inc.	167,891
1,876	Ingersoll Rand, Inc.	175,969
292	Parker Hannifin Corp.	206,458

		1,084,859

Management of Companies and Enterprises - 0.7%
9,427	Norwegian Cruise Line Holdings Ltd. ADR (a)	267,255

Merchant Wholesalers, Durable Goods - 2.9%
1,593	Builders FirstSource, Inc. (a)	266,477
455	Hubbell, Inc.	192,470
583	KLA-Tencor Corp.	430,394
1,360	Mohawk Industries, Inc. (a)	166,328

		1,055,669

Mining (except Oil and Gas) - 0.4%
4,595	Freeport-McMoRan Copper & Gold, Inc.	164,731

Miscellaneous Manufacturing - 2.0%
1,123	Align Technology, Inc. (a)	246,061
3,017	Estee Lauder Companies, Inc. Class A	251,708
803	Insulet Corp. (a)	223,539

		721,308

Motion Picture and Sound Recording Industries - 0.6%
236	Netflix, Inc. (a)	230,515

Motor Vehicle and Parts Dealers - 0.7%
2,950	CarMax, Inc. (a)	252,638

Performing Arts, Spectator Sports, and Related Industries - 0.8%
7,755	Caesars Entertainment, Inc. (a)	279,568

Professional, Scientific, and Technical Services - 6.2%
1,059	Charles River Laboratories International, Inc. (a)	174,481
672	Eaton Corporation PLC ADR (Ireland)	219,368
445	IDEXX Laboratories, Inc. (a)	187,812
910	IQVIA Holdings, Inc. (a)	183,238
435	Meta Platforms, Inc.	299,793
4,479	Moderna, Inc. (a)	176,562
1,135	Oracle Corp.	193,018
7,114	Palantir Technologies, Inc. (a)	586,834
216	ServiceNow, Inc. (a)	219,970

		2,241,076

Publishing Industries - 6.9%
379	Adobe, Inc. (a)	165,794
565	Ansys, Inc. (a)	198,032
702	Autodesk, Inc. (a)	218,561
992	Cadence Design Systems, Inc. (a)	295,239
861	CrowdStrike Holdings, Inc. (a)	342,738

Direxion Daily S&P 500® High Beta Bull 3X
Schedule of Investments (Unaudited)
January 31, 2025

2,402	Dayforce, Inc. (a)	169,917
9,604	Hewlett Packard Enterprise Co.	203,509
303	Intuit, Inc.	182,258
440	Microsoft Corp.	182,626
707	Salesforce, Inc.	241,582
564	Synopsys, Inc. (a)	296,371

		2,496,627

Real Estate - 0.5%
2,713	BXP, Inc.	198,429

Rental and Leasing Services - 0.6%
301	United Rentals, Inc.	228,176

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.0%
11,593	Invesco Ltd. ADR (a)	222,933
1,593	KKR & Co., Inc.	266,143
1,283	The Blackstone Group, Inc.	227,232

		716,308

Specialty Trade Contractors - 0.7%
861	Quanta Services, Inc.	264,852

Telecommunications - 0.5%
2,297	PayPal Holdings, Inc. (a)	203,468

Transportation Equipment Manufacturing - 2.5%
3,817	Aptiv PLC ADR (a)	238,257
17,997	Ford Motor Co.	181,410
1,193	Tesla, Inc. (a)	482,688

		902,355

Utilities - 2.3%
13,644	AES Corp.	150,084
1,046	Constellation Energy Corp.	313,779
2,259	Vistra Corp.	379,580

		843,443

Water Transportation - 0.8%
10,428	Carnival Corp. ADR (Panama)(a)	288,543

	TOTAL COMMON STOCKS (Cost $23,226,586)	$25,022,275

SHORT TERM INVESTMENTS - 33.9%
Money Market Funds - 33.9%
8,125,595	Dreyfus Government Cash Management Institutional Shares, 4.26% (b)	$8,125,595
1,560,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (b)	1,560,000
2,675,693	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (b)	2,675,693

	TOTAL SHORT TERM INVESTMENTS (Cost $12,361,288)	$12,361,288

	TOTAL INVESTMENTS (Cost $35,587,874) - 102.5% (c)	$37,383,563
	Liabilities in Excess of Other Assets - (2.5)%	(909,423)

	TOTAL NET ASSETS - 100.0%	$36,474,140

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $27,952,445.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of S&P 500® High Beta Index	5.2300% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2025	387	$8,512,711	$(228,090)

Total return of S&P 500® High Beta Index	5.0200% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2025	1,062	23,042,960	(232,789)

Total return of S&P 500® High Beta Index	5.1200% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2025	1,728	36,292,217	736,467

Total return of S&P 500® High Beta Index	5.1000% representing 1 month SOFR rate + spread	Barclays	12/22/2025	741	15,888,367	(2,710)

					$83,736,255	$272,878

Direxion Daily S&P 500® High Beta Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 98.6%
Money Market Funds - 98.6%
7,140,187	Dreyfus Government Cash Management Institutional Shares, 4.26% (a)	$7,140,187
4,100,489	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (a)	4,100,489
8,652,362	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (a)	8,652,362

	TOTAL SHORT TERM INVESTMENTS (Cost $19,893,038) (b)	$19,893,038

	TOTAL INVESTMENTS (Cost $19,893,038) - 98.6%	$19,893,038
	Other Assets in Excess of Liabilities - 1.4%	281,002

	TOTAL NET ASSETS - 100.0%	$ 20,174,040

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $13,517,522.

Short Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

4.5500% representing 1 month SOFR rate + spread	Total return of S&P 500® High Beta Index	Bank of America Merrill Lynch	12/11/2025	1,296	$28,737,569	$979,927

5.0300% representing 1 month SOFR rate + spread	Total return of S&P 500® High Beta Index	J.P. Morgan	12/16/2025	340	7,478,868	198,335

4.7000% representing 1 month SOFR rate + spread	Total return of S&P 500® High Beta Index	UBS Securities LLC	12/17/2025	230	5,071,508	134,449

4.8800% representing 1 month SOFR rate + spread	Total return of S&P 500® High Beta Index	Barclays	12/22/2025	943	20,128,349	(118,101)

					$61,416,294	$1,194,610

Direxion Daily S&P Biotech Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
COMMON STOCKS - 65.0%
Ambulatory Health Care Services - 2.7%
129,676	ARS Pharmaceuticals, Inc. (a)(b)	$1,688,381
110,666	CareDx, Inc. (a)	2,578,518
42,314	Keros Therapeutics, Inc. (a)	482,380
74,202	Natera, Inc. (a)	13,127,818
83,468	Veracyte, Inc. (a)	3,796,125
38,114	Y-mAbs Therapeutics, Inc. (a)(b)	227,540

		21,900,762

Apparel Manufacturing - 0.1%
289,934	Sana Biotechnology, Inc. (a)(b)	933,587

Chemical Manufacturing - 48.3%
81,978	89bio, Inc. (a)	786,989
71,122	AbbVie, Inc.	13,079,336
138,788	Acadia Pharmaceuticals Inc. (a)	2,589,784
474,025	ADMA Biologics, Inc. (a)	7,655,504
64,954	Agios Pharmaceuticals, Inc. (a)	2,233,768
166,057	Akebia Therapeutics, Inc. (a)	371,968
193,603	Alkermes PLC ADR (Ireland) (a)	6,104,303
48,794	Alnylam Pharmaceuticals, Inc. (a)	13,238,300
145,725	Altimmune, Inc. (a)(b)	967,614
45,354	Amgen, Inc.	12,944,939
307,989	Amicus Therapeutics, Inc. (a)	2,950,535
135,617	Arbutus Biopharma Corp. ADR (Canada) (a)(b)	451,605
65,623	Arcellx, Inc. (a)	4,470,895
53,201	Arcturus Therapeutics Holdings, Inc. (a)	902,821
71,764	Arcus Biosciences, Inc. (a)	925,756
194,309	Arcutis Biotherapeutics, Inc. (a)	2,572,651
125,210	Arrowhead Pharmaceuticals, Inc. (a)	2,489,175
34,703	Astria Therapeutics, Inc. (a)	272,766
96,982	Avid Bioservices, Inc. (a)	1,210,335
163,494	Avidity Biosciences, Inc. (a)	5,383,857
102,632	Beam Therapeutics, Inc. (a)	2,660,221
216,943	BioCryst Pharmaceuticals, Inc. (a)	1,713,850
78,755	Biogen, Inc. (a)	11,335,207
124,949	Biohaven Ltd. ADR (a)	4,779,299
187,977	BioMarin Pharmaceutical, Inc. (a)	11,910,223
82,114	Blueprint Medicines Corp. (a)	9,240,288
231,171	BridgeBio Pharma, Inc. (a)	7,908,360
116,682	Capricor Therapeutics, Inc. (a)(b)	1,754,897
108,164	Catalyst Pharmaceuticals, Inc. (a)	2,440,180
140,838	Celldex Therapeutics, Inc. (a)(b)	3,449,123
148,612	Cogent Biosciences, Inc. (a)	1,383,578
75,066	Crinetics Pharmaceuticals, Inc. (a)	3,025,160
130,543	Denali Therapeutics, Inc. (a)	3,041,652
26,290	Dianthus Therapeutics, Inc. (a)(b)	582,323
133,689	Emergent BioSolutions Inc. (a)	1,504,001
196,339	Exact Sciences Corp. (a)	11,004,801
1,111,865	Geron Corp. (a)	3,191,052
134,239	Gilead Sciences, Inc.	13,048,031
51,645	GRAIL, Inc. (a)(b)	1,563,811
199,989	Halozyme Therapeutics, Inc. (a)	11,327,377
213,446	Humacyte, Inc. (a)(b)	977,583
507,998	ImmunityBio, Inc. (a)(b)	1,752,593
75,192	Immunome, Inc. (a)(b)	829,368
171,076	Incyte Corp. (a)	12,686,996
167,130	Insmed, Inc. (a)	12,798,815
235,763	Intellia Therapeutics, Inc. (a)	2,433,074
219,250	Ionis Pharmaceuticals, Inc. (a)	6,994,075
218,690	Ironwood Pharmaceuticals, Inc. (a)	511,735
48,195	Janux Therapeutics, Inc. (a)	2,095,519
50,312	KalVista Pharmaceuticals, Inc. (a)	448,280
25,125	Krystal Biotech, Inc. (a)	4,013,467
16,364	LENZ Therapeutics, Inc. (b)	417,773
30,598	Madrigal Pharmaceuticals, Inc. (a)(b)	10,244,210
287,810	MannKind Corp. (a)	1,666,420
41,720	Mirum Pharmaceuticals, Inc. (a)	2,039,274
25,584	Monte Rosa Therapeutics, Inc. (a)	170,389
153,479	Myriad Genetics, Inc. (a)	1,944,579
96,721	Neurocrine Biosciences, Inc. (a)	14,684,182
330,923	Novavax, Inc. (a)(b)	2,875,721
75,224	Olema Pharmaceuticals, Inc. (a)(b)	459,619
47,481	ORIC Pharmaceuticals, Inc. (a)	494,752
71,755	Prothena Corp. PLC ADR (Ireland) (a)(b)	1,021,074
72,087	PTC Therapeutics, Inc. (a)	3,307,351
16,042	Regeneron Pharmaceuticals, Inc. (a)	10,795,945
86,668	REGENXBIO, Inc. (a)	699,411
71,417	Replimune Group, Inc. (a)	998,410
46,554	Rhythm Pharmaceuticals, Inc. (a)	2,766,704
144,352	Rocket Pharmaceuticals, Inc. (a)(b)	1,550,340
658,316	Roivant Sciences Ltd. ADR (Ireland) (a)(b)	7,327,057
324,564	Sangamo Therapeutics, Inc. (a)	399,214
98,899	Sarepta Therapeutics, Inc. (a)	11,246,794
135,797	Savara, Inc. (a)	366,652
72,125	Scholar Rock Holding Corp. (a)	2,912,407
61,416	Soleno Therapeutics, Inc. (a)	3,084,926
113,578	SpringWorks Therapeutics, Inc. (a)(b)	4,259,175
70,894	Spyre Therapeutics, Inc. (a)(b)	1,629,853
62,107	Stoke Therapeutics, Inc. (a)	712,988
287,938	Summit Therapeutics, Inc. (a)(b)	6,190,667
164,590	Syndax Pharmaceuticals, Inc. (a)	2,332,240
233,038	Taysha Gene Therapies, Inc. (a)	349,557
306,152	TG Therapeutics, Inc. (a)(b)	9,705,018
27,569	Tourmaline Bio, Inc. (a)(b)	442,758
162,982	Travere Therapeutics, Inc. (a)(b)	3,334,612
86,205	Twist Bioscience Corp. (a)	4,514,556
93,578	Ultragenyx Pharmaceutical, Inc. (a)	4,026,661
34,242	United Therapeutics Corp. (a)	12,024,763
81,006	Vera Therapeutics, Inc. (a)	3,019,904
38,514	Vericel Corp. (a)	2,254,609
26,479	Vertex Pharmaceuticals, Inc. (a)	12,224,825
250,497	Viking Therapeutics, Inc. (a)(b)	8,203,777
159,780	Viridian Therapeutics, Inc. (a)	3,096,536
48,017	Xencor, Inc. (a)	877,751

		394,681,294

Direxion Daily S&P Biotech Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Hospitals - 0.6%
54,757	Nuvalent, Inc. (a)(b)	4,698,698

Merchant Wholesalers, Durable Goods - 0.3%
154,715	Dyne Therapeutics, Inc. (a)	2,200,047

Merchant Wholesalers, Nondurable Goods - 1.3%
67,071	Akero Therapeutics, Inc. (a)	3,627,200
31,069	Praxis Precision Medicines, Inc. (a)	2,378,332
88,190	Protagonist Therapeutics, Inc. (a)	3,333,582
230,543	Relay Therapeutics, Inc. (a)	1,030,527

		10,369,641

Miscellaneous Manufacturing - 0.1%
46,424	MiMedx Group, Inc. (a)	403,889

Professional, Scientific, and Technical Services - 10.7%
339,448	Allogene Therapeutics, Inc. (a)	611,006
65,485	AnaptysBio, Inc. (a)	1,174,146
68,914	Anavex Life Sciences Corp. (a)(b)	638,833
201,726	Annexon, Inc. (a)(b)	774,628
223,074	Apellis Pharmaceuticals, Inc. (a)	6,471,377
53,279	Apogee Therapeutics, Inc. (a)	2,203,620
493,996	Ardelyx, Inc. (a)	2,647,819
25,219	ArriVent Biopharma, Inc. (a)	719,750
30,318	CARGO Therapeutics, Inc. (a)	109,145
28,526	Celcuity, Inc. (a)	340,886
72,720	CG Oncology, Inc. (a)	2,186,690
153,181	Crispr Therapeutics AG ADR (Switzerland) (a)	6,370,798
82,823	Cullinan Therapeutics, Inc. (a)	874,611
152,645	Cytokinetics, Inc. (a)	7,549,822
147,260	Day One Biopharmaceuticals, Inc. (a)	1,821,606
230,186	Dynavax Technologies Corp. (a)(b)	3,003,927
193,772	Erasca, Inc. (a)	366,229
195,693	Exelixis, Inc. (a)	6,487,223
109,217	IDEAYA Biosciences, Inc. (a)	2,659,434
134,520	Kura Oncology, Inc. (a)	1,064,053
52,546	Kymera Therapeutics, Inc. (a)	2,080,296
289,346	Moderna, Inc. (a)	11,406,019
107,333	Nurix Therapeutics, Inc. (a)	2,115,533
550,095	Recursion Pharmaceuticals, Inc. (a)(b)	3,982,688
159,617	Revolution Medicines, Inc. (a)	6,855,550
136,201	Vaxcyte, Inc. (a)	12,029,272
126,020	Verve Therapeutics, Inc. (a)(b)	959,012
111,517	Vir Biotechnology, Inc. (a)	1,159,777

		88,663,750

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.5%
25,639	Disc Medicine, Inc. (a)	1,430,656
107,736	Immunovant, Inc. (a)(b)	2,342,181
620,131	Scilex Holding Co. (a)(b)	255,432

		4,028,269

Support Activities for Transportation - 0.4%
511,913	Iovance Biotherapeutics, Inc. (a)	2,994,691

	TOTAL COMMON STOCKS (Cost $545,387,549)	$530,874,628

SHORT TERM INVESTMENTS - 43.3%

Money Market Funds - 43.3%
218,273,759	Dreyfus Government Cash Management Institutional Shares, 4.26% (c)(d)	$218,273,759
21,432,444	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (c)	21,432,444
113,744,559	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (c)	113,744,559

	TOTAL SHORT TERM INVESTMENTS (Cost $353,450,762)	$353,450,762

	TOTAL INVESTMENTS (Cost $898,838,311) - 108.3% (e)	$884,325,390
	Liabilities in Excess of Other Assets - (8.3)%	(67,391,640)

	TOTAL NET ASSETS - 100.0%	$816,933,750

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $727,613,028.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of S&P Biotechnology Select Industry Index	5.3000% representing 1 month SOFR rate + spread	BNP Paribas	12/5/2025	49,129	$378,212,728	$(26,306,974)

Total return of S&P Biotechnology Select Industry Index	5.3500% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2025	40,220	303,537,701	(15,012,218)

Total return of S&P Biotechnology Select Industry Index	5.3500% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2025	67,010	487,588,671	(6,727,991)

Total return of S&P Biotechnology Select Industry Index	4.9800% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2025	10,646	76,350,814	172,007

Total return of S&P Biotechnology Select Industry Index	5.0100% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2025	16,347	114,703,329	2,729,189

Total return of S&P Biotechnology Select Industry Index	5.2400% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2025	54,697	381,561,259	11,556,638

Total return of S&P Biotechnology Select Industry Index	5.3500% representing 1 month SOFR rate + spread	Barclays	12/22/2025	27,791	198,293,987	1,592,038

					$1,940,248,489	$(31,997,311)

Direxion Daily S&P Biotech Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 84.5%
Money Market Funds - 84.5%

20,745,581	Dreyfus Government Cash Management Institutional Shares, 4.26% (a)	$20,745,581
4,331,456	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (a)	4,331,456
4,667,299	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (a)	4,667,299
25,085,359	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (a)	25,085,359

	TOTAL SHORT TERM INVESTMENTS (Cost $54,829,695) (b)	$54,829,695

	TOTAL INVESTMENTS (Cost $54,829,695) - 84.5%	$54,829,695
	Other Assets in Excess of Liabilities - 15.5%	10,051,538

	TOTAL NET ASSETS - 100.0%	$64,881,233

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $35,337,253.

Short Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

5.1300% representing 1 month SOFR rate + spread	Total return of S&P Biotechnology Select Industry Index	Goldman Sachs	12/10/2025	2,989	$22,316,631		$860,257

5.1500% representing 1 month SOFR rate + spread	Total return of S&P Biotechnology Select Industry Index	Bank of America Merrill Lynch	12/11/2025	6,662	49,388,026		1,568,044

4.7300% representing 1 month SOFR rate + spread	Total return of S&P Biotechnology Select Industry Index	J.P. Morgan	12/16/2025	1,540	11,196,801		156,901

4.6000% representing 1 month SOFR rate + spread	Total return of S&P Biotechnology Select Industry Index	UBS Securities LLC	12/17/2025	1,128	8,313,394		212,814

4.9500% representing 1 month SOFR rate + spread	Total return of S&P Biotechnology Select Industry Index	Citibank N.A.	12/19/2025	11,612	83,606,833		(193,442)

5.0700% representing 1 month SOFR rate + spread	Total return of S&P Biotechnology Select Industry Index	Barclays	12/22/2025	3,022	21,661,956		(62,914)

					$196,483,641	$	,541,660

Direxion Daily Semiconductor Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
COMMON STOCKS - 65.0%
Computer and Electronic Product Manufacturing - 51.3%
3,533,509	Advanced Micro Devices, Inc. (a)	$409,710,369
1,112,252	Analog Devices, Inc.	235,675,076
4,732,108	ASE Technology Holding Co., Ltd. ADR (Taiwan)	48,030,896
2,990,895	Broadcom, Inc.	661,795,337
10,080,012	Intel Corp.	195,854,633
3,280,278	Lam Research Corp.	265,866,532
1,019,142	Lattice Semiconductor Corp. (a)	58,111,477
3,555,001	Microchip Technology, Inc.	193,036,554
2,474,641	Micron Technology, Inc.	225,786,245
500,840	MKS Instruments, Inc.	56,735,155
350,233	Monolithic Power Systems, Inc.	223,228,007
3,507,612	NVIDIA Corp.	421,158,973
1,056,945	NXP Semiconductors NV ADR (Netherlands)	220,425,880
3,162,912	ON Semiconductor Corp. (a)	165,546,814
701,898	Qorvo, Inc. (a)(b)	58,243,496
2,406,492	Qualcomm, Inc.	416,154,662
1,191,372	Skyworks Solutions, Inc.	105,746,179
1,936,740	STMicroelectronics NV ADR (Netherlands)	43,479,813
1,185,101	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	248,065,341
1,185,018	Teradyne, Inc.	137,213,234
1,898,173	Texas Instruments, Inc.	350,421,717
5,374,873	United Microelectronics Corp. ADR (Taiwan) (b)	31,066,766
327,499	Universal Display Corp.	49,098,650

		4,820,451,806

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.8%
366,700	Onto Innovation, Inc. (a)	75,085,492

Machinery Manufacturing - 5.2%
1,386,623	Applied Materials, Inc.	250,077,458
318,823	ASML Holding NV ADR (Netherlands)	235,709,032

		485,786,490

Management of Companies and Enterprises - 0.5%
269,751	ARM Holdings PLC ADR (United Kingdom) (a)(b)	43,038,772

Merchant Wholesalers, Durable Goods - 4.1%
1,123,932	Entegris, Inc.	114,124,055
374,660	KLA-Tencor Corp.	276,588,999

		390,713,054

Professional, Scientific, and Technical Services - 3.1%
2,616,276	Marvell Technology, Inc.	295,272,909

	TOTAL COMMON STOCKS (Cost $5,997,175,947)	$6,110,348,523

SHORT TERM INVESTMENTS - 38.6%

Money Market Funds - 38.6%
1,543,031,513	Dreyfus Government Cash Management Institutional Shares, 4.26% (c)(d)	$1,543,031,513
1,129,460,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (c)	1,129,460,000
72,380,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (c)	72,380,000
300,294,128	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (c)	300,294,128
582,000,000	JPMorgan 100% U.S. Treasury Securities Money Market Fund Institutional Shares, 4.24% (c)	582,000,000

	TOTAL SHORT TERM INVESTMENTS (Cost $3,627,165,641)	$3,627,165,641

	TOTAL INVESTMENTS (Cost $9,624,341,588) - 103.6% (e)	$9,737,514,164
	Liabilities in Excess of Other Assets - (3.6)%	(335,546,952)

	TOTAL NET ASSETS - 100.0%	$9,401,967,212

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,386,524,883.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of ICE Semiconductor Index	5.3400% representing 1 month SOFR rate + spread	BNP Paribas	12/5/2025	1,346,022	$ 1,505,556,278	$ (12,598,768)

Total return of ICE Semiconductor Index	5.4400% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2025	3,374,151	3,750,747,885	(9,857,486)

Total return of ICE Semiconductor Index	5.4500% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2025	4,480,161	4,998,862,785	(35,452,047)

Total return of ICE Semiconductor Index	5.2800% representing 1 month SOFR rate + spread	Societe Generale	12/12/2025	100,000	116,065,999	(5,298,413)

Total return of ICE Semiconductor Index	5.4000% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2025	680,363	761,216,160	(8,465,514)

Total return of ICE Semiconductor Index	5.2400% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2025	1,170,436	1,338,838,332	(43,958,033)

Total return of ICE Semiconductor Index	5.4000% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2025	4,616,816	5,081,765,278	37,837,936

Total return of ICE Semiconductor Index	5.3500% representing 1 month SOFR rate + spread	Barclays	12/22/2025	4,057,775	4,587,548,332	(85,660,681)

					$22,140,601,049	$(163,453,006)

Direxion Daily Semiconductor Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 92.3%
Money Market Funds - 92.3%
332,705,629	Dreyfus Government Cash Management Institutional Shares, 4.26% (a)	$332,705,629
95,920,446	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (a)	95,920,446
43,075,261	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (a)	43,075,261
141,125,448	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (a)	141,125,448

	TOTAL SHORT TERM INVESTMENTS (Cost $612,826,784) (b)	$612,826,784

	TOTAL INVESTMENTS (Cost $612,826,784) - 92.3%	$612,826,784
	Other Assets in Excess of Liabilities - 7.7%	51,330,199

	TOTAL NET ASSETS - 100.0%	$664,156,983

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $355,627,615.

Schedule of Investments (Unaudited)

January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

4.5000% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	BNP Paribas	12/5/2025	134,908	$154,070,905	$3,968,540

5.1800% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	Goldman Sachs	12/10/2025	440,688	512,954,260	22,166,899

5.2500% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	Bank of America Merrill Lynch	12/11/2025	105,382	117,755,954	1,063,533

4.9600% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	Societe Generale	12/12/2025	200,000	232,131,999	10,501,910

5.1000% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	J.P. Morgan	12/16/2025	32,587	37,130,931	1,026,243

4.8500% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	UBS Securities LLC	12/17/2025	215,352	251,956,663	12,729,910

5.1400% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	Citibank N.A.	12/19/2025	466,357	537,703,935	18,976,825

5.1200% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	Barclays	12/22/2025	192,619	219,225,151	5,495,263

					$2,062,929,798	$75,929,123

Direxion Daily Technology Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
COMMON STOCKS - 64.6%
Administrative and Support Services - 0.3%
16,299	Gartner, Inc. (a)	$8,847,586

Computer and Electronic Product Manufacturing - 37.7%
342,960	Advanced Micro Devices, Inc. (a)	39,766,212
254,793	Amphenol Corp. Class A	18,034,249
104,927	Analog Devices, Inc.	22,232,982
1,214,772	Apple, Inc.	286,686,192
218,313	Arista Networks, Inc. (a)	25,156,207
497,319	Broadcom, Inc.	110,041,775
842,399	Cisco Systems, Inc.	51,049,379
64,918	Dell Technologies, Inc.	6,725,505
28,553	Enphase Energy, Inc. (a)	1,778,281
22,621	First Solar, Inc. (a)	3,789,470
134,447	Fortinet, Inc. (a)	13,563,013
203,671	HP, Inc.	6,619,307
911,505	Intel Corp.	17,710,542
195,410	International Business Machines Corp.	49,966,337
23,847	Jabil Circuit, Inc.	3,872,991
36,678	Keysight Technologies, Inc. (a)	6,541,521
271,926	Lam Research Corp.	22,039,602
113,489	Microchip Technology, Inc.	6,162,453
234,320	Micron Technology, Inc.	21,379,357
10,311	Monolithic Power Systems, Inc.	6,571,922
35,318	Motorola Solutions, Inc.	16,572,971
43,277	NetApp, Inc.	5,284,122
1,971,339	NVIDIA Corp.	236,698,674
53,713	NXP Semiconductors NV ADR (Netherlands)	11,201,846
89,987	ON Semiconductor Corp. (a)	4,709,920
138,321	Palto Alto Networks, Inc. (a)	25,509,159
234,800	Qualcomm, Inc.	40,603,964
22,659	Roper Technologies, Inc.	13,043,653
44,704	Seagate Technology Holdings PLC ADR (Ireland)	4,307,677
33,752	Skyworks Solutions, Inc.	2,995,828
106,431	Super Micro Computer, Inc. (a)	3,035,412
9,850	Teledyne Technologies, Inc. (a)	5,036,600
34,420	Teradyne, Inc.	3,985,492
192,785	Texas Instruments, Inc.	35,590,039
51,611	Trimble, Inc. (a)	3,868,761
73,060	Western Digital Corp. (a)	4,758,398
10,901	Zebra Technologies Corp. Class A (a)	4,272,538

		1,141,162,351

Machinery Manufacturing - 1.0%
174,226	Applied Materials, Inc.	31,421,659

Merchant Wholesalers, Durable Goods - 1.0%
28,270	KLA-Tencor Corp.	20,870,045
63,223	TE Connectivity PLC ADR (Ireland)	9,355,107

		30,225,152

Nonmetallic Mineral Product Manufacturing - 0.3%
162,855	Corning, Inc.	8,481,488

Professional, Scientific, and Technical Services - 7.9%
132,054	Accenture PLC Class A ADR (Ireland)	50,834,187
28,165	CDW Corp.	5,608,778
104,787	Cognizant Technology Solutions Corp. Class A	8,656,454
11,990	EPAM Systems, Inc. (a)	3,044,980
12,277	F5 Networks, Inc. (a)	3,649,461
29,670	GoDaddy, Inc. (a)	6,309,326
69,969	Juniper Networks, Inc.	2,439,119
339,666	Oracle Corp.	57,763,600
433,207	Palantir Technologies, Inc. (a)(b)	35,735,246
25,387	PTC, Inc. (a)	4,911,877
43,534	ServiceNow, Inc. (a)	44,334,155
17,468	VeriSign, Inc. (a)	3,755,620
45,014	Workday, Inc. (a)	11,796,369

		238,839,172

Publishing Industries - 16.4%
93,033	Adobe, Inc. (a)	40,697,286
31,750	Akamai Technologies, Inc. (a)	3,171,825
18,482	Ansys, Inc. (a)	6,477,941
45,436	Autodesk, Inc. (a)	14,146,044
57,962	Cadence Design Systems, Inc. (a)	17,250,651
49,181	CrowdStrike Holdings, Inc. (a)	19,577,481
5,143	Fair Isaac Corp. (a)	9,635,719
114,602	Gen Digital, Inc.	3,083,940
274,458	Hewlett Packard Enterprise Co.	5,815,765
59,237	Intuit, Inc.	35,631,648
597,501	Microsoft Corp.	247,998,765
202,040	Salesforce, Inc.	69,037,068
32,463	Synopsys, Inc. (a)	17,058,657
9,046	Tyler Technologies, Inc. (a)	5,442,436

		495,025,226

	TOTAL COMMON STOCKS (Cost $1,689,134,704)	$1,954,002,634

SHORT TERM INVESTMENTS - 43.7%
Money Market Funds - 43.7%

804,745,331	Dreyfus Government Cash Management Institutional Shares, 4.26% (c)	$804,745,331

78,000,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (c)	78,000,000

177,369,394	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (c)	177,369,394

260,586,719	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (c)	260,586,719

	TOTAL SHORT TERM INVESTMENTS (Cost $1,320,701,444)	$1,320,701,444

	TOTAL INVESTMENTS (Cost $3,009,836,148) - 108.3% (d)	$3,274,704,078

	Liabilities in Excess of Other Assets - (8.3)%	(250,809,303)

	TOTAL NET ASSETS - 100.0%	$3,023,894,775

Percentages	are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.

Direxion Daily Technology Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2025.
(d)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,384,909,272.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of Technology Select Sector Index	5.3000% representing 1 month SOFR rate + spread	BNP Paribas	12/5/2025	554,163	$1,344,358,961	$(65,094,000)

Total return of Technology Select Sector Index	5.3500% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2025	405,805	974,364,815	(36,578,742)

Total return of Technology Select Sector Index	5.3000% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2025	427,375	1,026,401,314	(38,813,486)

Total return of Technology Select Sector Index	5.3900% representing 1 month SOFR rate + spread	Societe Generale	12/12/2025	100,000	242,974,000	(11,941,377)

Total return of Technology Select Sector Index	5.2500% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2025	215,851	519,067,284	(20,217,647)

Total return of Technology Select Sector Index	5.1300% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2025	404,508	969,259,216	(32,376,525)

Total return of Technology Select Sector Index	5.3500% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2025	420,198	982,621,048	(10,752,422)

Total return of Technology Select Sector Index	5.1800% representing 1 month SOFR rate + spread	Barclays	12/22/2025	533,095	1,268,305,197	(33,802,088)

					$7,327,351,835	$(249,576,287)

Direxion Daily Technology Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 97.6%
Money Market Funds - 97.6%
48,746,362	Dreyfus Government Cash Management Institutional Shares, 4.26% (a)	$48,746,362
4,825,941	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (a)	4,825,941
10,448,703	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (a)	10,448,703
9,936,831	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (a)	9,936,831

	TOTAL SHORT TERM INVESTMENTS (Cost $73,957,837) (b)	$73,957,837

	TOTAL INVESTMENTS (Cost $73,957,837) - 97.6%	$73,957,837
	Other Assets in Excess of Liabilities - 2.4%	1,838,777

	TOTAL NET ASSETS - 100.0%	$75,796,614

Percentages	are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $42,123,764.

Short Total Return Swap Contracts (Unaudited)

January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

4.8400% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	BNP Paribas	12/5/2025	8,140	$19,760,013	$967,107

5.1300% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	Goldman Sachs	12/10/2025	6,599	15,511,996	237,222

5.1000% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	Bank of America Merrill Lynch	12/11/2025	3,700	8,911,516	356,157

4.9800%representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	Societe Generale	12/12/2025	5,000	12,148,700	590,704

5.0500% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	J.P. Morgan	12/16/2025	5,613	13,504,092	530,941

4.7500% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	UBS Securities LLC	12/17/2025	33,438	80,769,823	3,437,720

5.0000% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	Citibank N.A.	12/19/2025	10,902	25,647,845	360,981

4.9600% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	Barclays	12/22/2025	24,399	57,316,665	664,597

					$233,570,650	$7,145,429

Direxion Daily Transportation Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
COMMON STOCKS - 68.4%
Administrative and Support Services - 11.7%
2,650	RXO, Inc. (a)	$67,973
30,119	Uber Technologies, Inc. (a)	2,013,455

		2,081,428

Air Transportation - 11.7%
2,405	Alaska Air Group, Inc. (a)	176,166
275	Allegiant Travel Co. (b)	28,168
12,452	American Airlines Group, Inc. (a)	210,688
8,692	Delta Air Lines, Inc.	584,711
1,540	Frontier Group Holdings, Inc. (a)	12,982
5,653	JetBlue Airways Corp. (a)	37,197
765	SkyWest, Inc. (a)	92,504
11,365	Southwest Airlines Co.	349,019
5,576	United Continental Holdings, Inc. (a)	590,164

		2,081,599

Couriers and Messengers - 9.8%
953	Air Transport Services Group, Inc. (a)	21,175
1,963	FedEx Corp.	519,940
10,464	United Parcel Service, Inc. Class B	1,195,303

		1,736,418

Management of Companies and Enterprises - 0.2%
743	Sun Country Airlines Holdings, Inc. (a)	12,601
182	U-Haul Holding Co. (a)(b)	13,263

		25,864

Merchant Wholesalers, Nondurable Goods - 0.1%
2,155	FTAI Infrastructure, Inc.	15,128

Rail Transportation - 15.1%
16,428	CSX Corp.	539,988
8,671	Union Pacific Corp.	2,148,587

		2,688,575

Rental and Leasing Services - 0.9%
319	Avis Budget Group, Inc. (a)	28,614
2,324	Hertz Global Holdings, Inc. (a)(b)	9,598
802	Ryder System, Inc.	127,847

		166,059

Support Activities for Transportation - 10.7%
2,240	C.H. Robinson Worldwide, Inc.	222,858
2,653	Expeditors International of Washington, Inc.	301,328
379	Forward Air Corp. (a)	12,223
2,265	GXO Logistics, Inc. (a)	102,944
1,151	Hub Group, Inc.	51,346
1,510	J.B. Hunt Transport Services, Inc.	258,542
629	Matson, Inc.	89,224
2,233	Norfolk Southern Corp.	570,085
2,205	XPO, Inc. (a)	294,742

		1,903,292

Transit and Ground Passenger Transportation - 0.5%
6,928	Lyft, Inc. (a)	93,805

Transportation Equipment Manufacturing - 0.4%
9,134	Joby Aviation, Inc. (a)	75,447

Truck Transportation - 6.0%
443	ArcBest Corp.	42,355
298	Covenant Logistics Group Inc.	8,258
818	Heartland Express, Inc.	9,358
3,068	Knight-Swift Transportation Holdings, Inc.	175,152
1,096	Marten Transport Ltd.	16,878
2,695	Old Dominion Freight Line, Inc.	500,219
504	Saia, Inc. (a)(b)	241,975
890	Schneider National, Inc. (b)	26,478
1,171	Werner Enterprises, Inc. (b)	42,273

		1,062,946

Warehousing and Storage - 0.6%
669	Landstar System, Inc.	110,157

Water Transportation - 0.7%
810	Genco Shipping & Trading Ltd. ADR	11,713
1,088	Kirby Corp. (a)	118,755

		130,468

	TOTAL COMMON STOCKS (Cost $11,432,452)	$12,171,186

SHORT TERM INVESTMENTS - 35.1%
Money Market Funds - 35.1%
2,750,270	Dreyfus Government Cash Management Institutional Shares, 4.26% (c)(d)	$2,750,270
1,546,527	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (c)	1,546,527
719,793	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (c)	719,793
1,233,557	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (c)	1,233,557

	TOTAL SHORT TERM INVESTMENTS (Cost $6,250,147)	$6,250,147

	TOTAL INVESTMENTS (Cost $17,682,599) - 103.5% (e)	$18,421,333
	Liabilities in Excess of Other Assets - (3.5)%	(619,332)

	TOTAL NET ASSETS - 100.0%	$17,802,001

Percentages	are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $15,671,062. ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of S&P Transportation Select Industry FMC Capped Index	5.3500% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2025	2,184	$13,454,403	$405,140

Total return of S&P Transportation Select Industry FMC Capped Index	5.0800% representing 1 month SOFR rate + spread	Barclays	12/22/2025	3,199	19,868,374	488,738

Total return of S&P Transportation Select Industry FMC Capped Index	5.4000% representing 1 month SOFR rate + spread	Goldman Sachs	1/12/2026	1,067	6,816,579	(14,318)

					$40,139,356	$879,560

Direxion Daily Utilities Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
COMMON STOCKS - 73.2%
Oil and Gas Extraction - 2.9%
23,739	Dominion Energy, Inc.	$1,319,651

Utilities - 70.3%
20,092	AES Corp.	221,012
7,251	Alliant Energy Corp.	426,939
7,544	Ameren Corp.	710,645
15,050	American Electric Power Co., Inc.	1,480,318
5,509	American Water Works Co., Inc.	686,642
4,388	Atmos Energy Corp.	625,334
18,416	CenterPoint Energy, Inc.	599,809
8,443	CMS Energy Corp.	557,238
9,790	Consolidated Edison, Inc.	917,715
8,838	Constellation Energy Corp.	2,651,223
5,854	DTE Energy Co.	701,778
21,830	Duke Energy Corp.	2,444,742
10,942	Edison International	590,868
12,119	Entergy Corp.	982,609
6,497	Evergy, Inc.	416,912
10,355	Eversource Energy	597,276
28,395	Exelon Corp.	1,135,800
14,494	FirstEnergy Corp.	576,861
58,113	NextEra Energy, Inc.	4,158,566
13,191	NiSource, Inc.	492,024
5,723	NRG Energy, Inc.	586,264
61,780	PG&E Corp.	966,857
3,213	Pinnacle West Capital Corp.	279,403
20,854	PPL Corp.	700,694
14,079	Public Service Enterprise Group, Inc.	1,176,160
17,900	Sempra Energy	1,484,447
30,964	Southern Co.	2,599,428
9,613	Vistra Corp.	1,615,272
8,939	WEC Energy Group, Inc. (a)	887,285
16,227	Xcel Energy, Inc.	1,090,454

		32,360,575

	TOTAL COMMON STOCKS (Cost $33,703,062)	$33,680,226

SHORT TERM INVESTMENTS - 27.8%
Money Market Funds - 27.8%
10,191,430	Dreyfus Government Cash Management Institutional Shares, 4.26% (b)	$10,191,430
1,228,919	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (b)	1,228,919
8,121	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (b)	8,121
1,388,688	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (b)	1,388,688

	TOTAL SHORT TERM INVESTMENTS (Cost $12,817,158)	$12,817,158

	TOTAL INVESTMENTS (Cost $46,520,220) - 101.0% (c)	$46,497,384
	Liabilities in Excess of Other Assets - (1.0)%	(451,038)

	TOTAL NET ASSETS - 100.0%	$46,046,346

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	A portion of this security represents a security on loan.
(b)	Represents annualized seven-day yield at January 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $35,602,183.

Long Total Return Swap Contracts (Unaudited)
January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of Utilities Select Sector Index	5.4500% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2025	7,839	$6,211,258	$(59,521)

Total return of Utilities Select Sector Index	5.1500% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2025	43,799	34,214,027	175,860

Total return of Utilities Select Sector Index	4.9500% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2025	56,070	43,237,650	805,415

Total return of Utilities Select Sector Index	5.1800% representing 1 month SOFR rate + spread	Barclays	12/22/2025	24,618	19,070,402	317,987

					$102,733,337	$1,239,741

Direxion Daily 7-10 Year Treasury Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
INVESTMENT COMPANIES - 69.2%
361,004	iShares 7-10 Year Treasury Bond ETF (a)(b)	$33,580,592

	TOTAL INVESTMENT COMPANIES (Cost $34,641,704)	$33,580,592

SHORT TERM INVESTMENTS - 34.4%
Money Market Funds - 34.4%
11,651,131	Dreyfus Government Cash Management Institutional Shares, 4.26% (c)(d)	$11,651,131
75	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (c)	75
5,025,197	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (c)	5,025,197

	TOTAL SHORT TERM INVESTMENTS (Cost $16,676,403)	$16,676,403

	TOTAL INVESTMENTS (Cost $51,318,107) - 103.6% (e)	$50,256,995
	Liabilities in Excess of Other Assets - (3.6)%	(1,719,866)

	TOTAL NET ASSETS - 100.0%	$48,537,129

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $43,904,645.

Long Total Return Swap Contracts (Unaudited)

January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of iShares 7-10 Year Treasury Bond ETF	5.1000% representing 1 month SOFR rate + spread	BNP Paribas	12/5/2025	452,797	$43,006,659	$(1,044,486)

Total return of iShares 7-10 Year Treasury Bond ETF	5.2000% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2025	257,639	24,344,309	(480,465)

Total return of iShares 7-10 Year Treasury Bond ETF	4.9400% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2025	306,312	28,675,318	(271,907)

Total return of iShares 7-10 Year Treasury Bond ETF	5.0200% representing 1 month SOFR rate + spread	Barclays	12/22/2025	187,628	17,312,030	66,586

					$113,338,316	$(1,730,272)

Direxion Daily 7-10 Year Treasury Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 101.0%
Money Market Funds - 101.0%
11,944,546	Dreyfus Government Cash Management Institutional Shares, 4.26% (a)	$11,944,546
1,930,066	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.31% (a)	1,930,066
2,556,747	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (a)	2,556,747

	TOTAL SHORT TERM INVESTMENTS (Cost $16,431,359) (b)	$16,431,359

	TOTAL INVESTMENTS (Cost $16,431,359) - 101.0%	$16,431,359
	Liabilities in Excess of Other Assets - (1.0)%	(166,402)

	TOTAL NET ASSETS - 100.0%	$16,264,957

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $9,818,835.

Short Total Return Swap Contracts (Unaudited)

January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

4.8000% representing 1 month SOFR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	BNP Paribas	12/5/2025	290,139	$ 27,539,195	$ 635,584

4.7300% representing 1 month SOFR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	J.P. Morgan	12/16/2025	128,011	11,977,231	105,634

4.7900% representing 1 month SOFR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Barclays	12/22/2025	106,415	9,815,655	(37,771)

					$ 49,332,081	$ 703,447

Direxion Daily 20+ Year Treasury Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
INVESTMENT COMPANIES - 69.7%
42,723,906	iShares 20+ Year Treasury Bond ETF (a)	$3,749,449,991

	TOTAL INVESTMENT COMPANIES (Cost $3,898,157,241)	$3,749,449,991

SHORT TERM INVESTMENTS - 37.3%
Money Market Funds - 37.3%
1,232,251,680	Dreyfus Government Cash Management Institutional Shares, 4.26% (b)	$1,232,251,680
92,614,126	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (b)	92,614,126
684,646,619	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (b)	684,646,619

	TOTAL SHORT TERM INVESTMENTS (Cost $2,009,512,425)	$2,009,512,425

	TOTAL INVESTMENTS (Cost $5,907,669,666) - 107.0% (c)	$5,758,962,416
	Liabilities in Excess of Other Assets - (7.0)%	(377,607,810)

	TOTAL NET ASSETS - 100.0%	$5,381,354,606

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,737,445,368.

Long Total Return Swap Contracts (Unaudited)

January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of iShares 20+ Year Treasury Bond ETF	5.2000% representing 1 month SOFR rate + spread	BNP Paribas	12/5/2025	20,409,024	$1,912,847,295	$(130,893,970)

Total return of iShares 20+ Year Treasury Bond ETF	5.0500% representing 1 month SOFR rate + spread	Goldman Sachs	12/10/2025	30,025,974	2,706,759,272	(80,299,524)

Total return of iShares 20+ Year Treasury Bond ETF	5.0500% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2025	26,050,183	2,387,165,020	(109,476,065)

Total return of iShares 20+ Year Treasury Bond ETF	4.8000% representing 1 month SOFR rate + spread	J.P. Morgan	12/16/2025	13,034,706	1,174,847,063	(33,773,156)

Total return of iShares 20+ Year Treasury Bond ETF	5.1500% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2025	8,236,829	746,586,181	(25,653,226)

Total return of iShares 20+ Year Treasury Bond ETF	5.2400% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2025	25,977,097	2,313,301,377	(48,194,694)

Total return of iShares 20+ Year Treasury Bond ETF	5.1800% representing 1 month SOFR rate + spread	Barclays	12/22/2025	17,500,000	1,531,250,000	(4,026,331)

					$12,772,756,208	$(432,316,966)

Direxion Daily 20+ Year Treasury Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 88.6%
Money Market Funds - 88.6%
104,890,927	Dreyfus Government Cash Management Institutional Shares, 4.26% (a)	$104,890,927
11,870,501	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.23% (a)	11,870,501
70,665,293	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.24% (a)	70,665,293

	TOTAL SHORT TERM INVESTMENTS (Cost $187,426,721) (b)	$187,426,721

	TOTAL INVESTMENTS (Cost $187,426,721) - 88.6%	$187,426,721
	Other Assets in Excess of Liabilities - 11.4%	24,009,517

	TOTAL NET ASSETS - 100.0%	$211,436,238

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $113,949,743.

Short Total Return Swap Contracts (Unaudited)

January 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

5.0000% representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	BNP Paribas	12/5/2025	1,035,227	$96,251,931	$5,820,146

4.8500% representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Goldman Sachs	12/10/2025	919,347	84,281,765	3,796,958

4.8500% representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Bank of America Merrill Lynch	12/11/2025	1,124,706	103,697,893	5,318,313

4.6300% representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	J.P. Morgan	12/16/2025	841,941	75,900,981	2,175,835

4.4500% representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	UBS Securities LLC	12/17/2025	962,426	87,234,293	2,921,105

4.9300% representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Citibank N.A.	12/19/2025	2,344,611	206,785,393	1,853,703

					$654,152,256	$21,886,060

Valuation Measurements (Unaudited)

The Funds follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of January 31, 2025:

	Asset Class						Liability Class
			Level 1			Level 2	Level 1	Level 2
Funds	Investment Companies	Common Stocks	Short Term Investments	Cash Equivalents	Futures Contracts	Total Return Swap Contracts	Futures Contracts	Total Return Swap Contracts
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$-	$-	$232,300,605	-	$2,922,441	$-	$(4,595,056)	$-
Direxion HCM Tactical Enhanced US ETF	-	376,443,717	99,428,941	-	-	2,220,310	-	(9,508,408)
Direxion NASDAQ-100® Equal Weighted Index Shares	-	1,306,732,820	5,619,701	-	-	-	-	-
Direxion Work From Home ETF	-	27,702,870	58,444	-	-	-	-	-
Direxion Daily S&P 500® Bear 1X Shares	-	-	133,608,244	-	-	160,753	-	(660,200)
Direxion Daily AAPL Bear 1X Shares	-	-	24,775,596	-	-	1,269,500	-	-
Direxion Daily AMZN Bear 1X Shares	-	-	4,766,812	-	-	-	-	(184,213)
Direxion Daily AVGO Bear 1X Shares	-	-	3,085,740	-	-	166,073	-	(60,274)
Direxion Daily BRKB Bear 1X Shares	-	-	3,162,168	-	-	-	-	(61,645)
Direxion Daily GOOGL Bear 1X Shares	-	-	3,986,425	-	-	-	-	(320,254)
Direxion Daily META Bear 1X Shares	-	-	6,931,886	-	-	-	-	(640,936)
Direxion Daily MSFT Bear 1X Shares	-	-	4,254,981	-	-	244,736	-	-
Direxion Daily MU Bear 1X Shares	-	-	4,309,171	-	-	298,082	-	(14,077)
Direxion Daily NFLX Bear 1X Shares	-	-	5,935,998	-	-	2,546	-	(164,213)
Direxion Daily NVDA Bear 1X Shares	-	-	23,742,259	-	-	2,909,594	-	-
Direxion Daily PLTR Bear 1X Shares	-	-	11,805,736	-	-	-	-	(915,460)
Direxion Daily TSLA Bear 1X Shares	-	-	56,553,001	-	-	1,774,326	-	(1,286,650)
Direxion Daily TSM Bear 1X Shares	-	-	5,358,945	-	-	135,985	-	(159,629)
Direxion Daily Crypto Industry Bear 1X Shares	-	-	2,820,740	-	-	-	-	(95,166)
Direxion Daily Magnificent 7 Bear 1X Shares	-	-	2,041,966	-	-	24,487	-	-
Direxion Daily AAPL Bull 2X Shares	-	15,426,140	140,656,878	-	-	5,381,148	-	(2,543,525)
Direxion Daily AMZN Bull 2X Shares	-	34,124,906	165,344,574	-	-	6,517,186	-	(1,236,696)
Direxion Daily AVGO Bull 2X Shares	9,236,916	-	49,987,494	-	-	883,061	-	(3,123,158)
Direxion Daily BRKB Bull 2X Shares	1,418,664	-	7,783,185	-	-	200,934	-	(18,281)
Direxion Daily GOOGL Bull 2X Shares	-	12,137,353	153,594,197	-	-	17,654,802	-	-
Direxion Daily META Bull 2X Shares	-	4,831,841	65,137,511	-	-	8,249,827	-	-
Direxion Daily MSFT Bull 2X Shares	-	24,987,027	152,845,982	-	-	-	-	(15,549,212)
Direxion Daily MU Bull 2X Shares	3,316,482	-	18,075,243	-	-	99,621	-	(2,255,224)
Direxion Daily NFLX Bull 2X Shares	1,933,985	-	27,395,746	-	-	4,302,852	-	-
Direxion Daily NVDA Bull 2X Shares	-	95,289,833	576,763,181	-	-	-	-	(124,541,206)
Direxion Daily PLTR Bull 2X Shares	3,957,458	-	54,420,019	-	-	6,775,845	-	(275,811)
Direxion Daily TSLA Bull 2X Shares	-	1,044,075,155	4,777,956,326	-	-	9,117,749	-	(596,994,067)
Direxion Daily TSM Bull 2X Shares	15,194,748	-	98,249,456	-	-	9,665,600	-	-
Direxion Daily CSI 300 China A Share Bull 2X Shares	104,434,070	-	179,590,322	-	-	-	-	(20,496,303)
Direxion Daily CSI China Internet Index Bull 2X Shares	170,745,196	-	173,967,731	-	-	12,125,730	-	(5,943,915)
Direxion Daily S&P 500® Bull 2X Shares	-	162,820,926	14,123,675	-	-	772,209	-	(650,174)
Direxion Daily MSCI Brazil Bull 2X Shares	101,599,618	-	78,663,513	-	-	9,042,163	-	-
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares	1,712,121	-	1,692,277	-	-	-	-	(83,903)
Direxion Daily MSCI India Bull 2X Shares	33,112,039	-	48,915,606	-	-	4,188	-	(7,220,763)
Direxion Daily AI and Big Data Bull 2X Shares	-	11,925,487	1,866,544	-	-	167,361	-	(20,767)
Direxion Daily AI and Big Data Bear 2X Shares	-	-	1,842,594	-	-	6,006	-	(8,289)
Direxion Daily Cloud Computing Bull 2X Shares	-	6,059,967	2,492,941	-	-	303,041	-	(78,299)
Direxion Daily Crypto Industry Bull 2X Shares	-	3,533,966	1,385,104	-	-	158,525	-	-
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	-	3,734,984	2,114,597	-	-	176,794	-	(28,488)
Direxion Daily Energy Bull 2X Shares	-	187,238,393	80,490,754	-	-	8,915,857	-	(348,343)

	Asset Class						Liability Class
			Level 1			Level 2	Level 1	Level 2
Funds	Investment Companies	Common Stocks	Short Term Investments	Cash Equivalents	Futures Contracts	Total Return Swap Contracts	Futures Contracts	Total Return Swap Contracts
Direxion Daily Energy Bear 2X Shares	-	-	24,041,762	-	-	1,113,169	-	(321,255)
Direxion Daily Gold Miners Index Bull 2X Shares	289,277,961	-	287,684,454	-	-	50,968,173	-	-
Direxion Daily Gold Miners Index Bear 2X Shares	-	-	111,531,504	-	-	-	-	(14,106,205)
Direxion Daily Junior Gold Miners Index Bull 2X Shares	119,396,169	-	200,401,943	-	-	24,983,387	-	-
Direxion Daily Junior Gold Miners Index Bear 2X Shares	-	-	60,333,241	-	-	-	-	(4,722,498)
Direxion Daily Magnificent 7 Bull 2X Shares	-	46,852,773	53,903,874	-	-	-	-	(1,170,993)
Direxion Daily NYSE FANG+ Bull 2X Shares	-	30,725,241	60,794,725	-	-	346,723	-	(640,539)
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	14,864,242	-	13,795,082	-	-	591,536	-	(76,672)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	-	191,504,409	110,653,635	-	-	5,885,659	-	(3,744,534)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	-	-	55,617,220	-	-	4,067,411	-	(398,714)
Direxion Daily Travel & Vacation Bull 2X Shares	-	5,389,040	1,690,120	-	-	15,133	-	(41,049)
Direxion Daily Uranium Industry Bull 2X Shares	-	3,811,871	5,070,548	-	-	7,675	-	(780,290)
Direxion Daily Mid Cap Bull 3X Shares	-	69,229,089	32,116,284	-	-	1,658,726	-	(1,437,544)
Direxion Daily S&P 500® Bull 3X Shares	-	3,332,362,485	1,705,429,180	-	-	59,163,893	-	(39,850,517)
Direxion Daily S&P 500® Bear 3X Shares	-	-	341,795,091	-	-	6,298,624	-	(2,987,068)
Direxion Daily Small Cap Bull 3X Shares	1,560,033,195	-	753,460,240	-	-	34,619,487	-	(105,035,528)
Direxion Daily Small Cap Bear 3X Shares	-	-	252,946,278	-	-	17,396,612	-	(1,384,203)
Direxion Daily FTSE China Bull 3X Shares	882,296,293	-	975,452,095	-	-	152,172,853	-	(16,878,623)
Direxion Daily FTSE China Bear 3X Shares	-	-	235,555,294	-	-	540,410	-	(14,362,900)
Direxion Daily FTSE Europe Bull 3X Shares	9,929,925	-	12,104,828	-	-	859,489	-	-
Direxion Daily MSCI Emerging Markets Bull 3X Shares	6,012,327	-	65,331,831	-	-	875,079	-	(1,437,399)
Direxion Daily MSCI Emerging Markets Bear 3X Shares	-	-	19,136,402	-	-	595,373	-	(140,815)
Direxion Daily MSCI Mexico Bull 3X Shares	8,934,932	-	11,555,742	-	-	195,877	-	(1,172,121)
Direxion Daily MSCI South Korea Bull 3X Shares	56,809,308	-	40,005,134	-	-	449,244	-	(2,065,742)
Direxion Daily Aerospace & Defense Bull 3X Shares	-	130,338,578	61,944,139	-	-	27,727,533	-	(94,734)
Direxion Daily Consumer Discretionary Bull 3X Shares	-	14,380,886	12,984,346	-	-	102,553	-	(942,623)
Direxion Daily Dow Jones Internet Bull 3X Shares	-	122,270,996	67,453,492	-	-	15,456,005	-	-
Direxion Daily Dow Jones Internet Bear 3X Shares	-	-	10,761,575	-	-	-	-	(1,128,515)
Direxion Daily Financial Bull 3X Shares	-	1,873,034,553	1,018,024,897	-	-	283,820,422	-	-
Direxion Daily Financial Bear 3X Shares	-	-	105,842,054	-	-	-	-	(9,190,884)
Direxion Daily Healthcare Bull 3X Shares	-	142,553,332	57,612,786	-	-	19,955,542	-	-
Direxion Daily Homebuilders & Supplies Bull 3X Shares	-	240,979,974	178,009,593	-	-	5,991,534	-	(46,741,147)
Direxion Daily Industrials Bull 3X Shares	-	28,250,496	9,601,778	-	-	1,746,178	-	(28,026)
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	-	11,101,789	4,129,270	-	-	812,284	-	-
Direxion Daily Real Estate Bull 3X Shares	-	42,500,931	35,066,742	-	-	370,427	-	(5,275,810)
Direxion Daily Real Estate Bear 3X Shares	-	-	54,505,067	-	-	4,670,272	-	-
Direxion Daily Regional Banks Bull 3X Shares	-	510,032,327	274,593,304	-	-	57,914,015	-	(6,975,856)
Direxion Daily Retail Bull 3X Shares	-	28,339,852	14,760,865	-	-	-	-	(942,573)
Direxion Daily S&P 500® High Beta Bull 3X Shares	-	25,022,275	12,361,288	-	-	736,467	-	(463,589)
Direxion Daily S&P 500® High Beta Bear 3X Shares	-	-	19,893,038	-	-	1,312,711	-	(118,101)
Direxion Daily S&P Biotech Bull 3X Shares	-	530,874,628	353,450,762	-	-	16,049,872	-	(48,047,183)
Direxion Daily S&P Biotech Bear 3X Shares	-	-	54,829,695	-	-	2,798,016	-	(256,356)
Direxion Daily Semiconductor Bull 3X Shares	-	6,110,348,523	3,627,165,641	-	-	37,837,936	-	(201,290,942)
Direxion Daily Semiconductor Bear 3X Shares	-	-	612,826,784	-	-	75,929,123	-	-
Direxion Daily Technology Bull 3X Shares	-	1,954,002,634	1,320,701,444	-	-	-	-	(249,576,287)
Direxion Daily Technology Bear 3X Shares	-	-	73,957,837	-	-	7,145,429	-	-
Direxion Daily Transportation Bull 3X Shares	-	12,171,186	6,250,147	-	-	893,878	-	(14,318)
Direxion Daily Utilities Bull 3X Shares	-	33,680,226	12,817,158	-	-	1,299,262	-	(59,521)
Direxion Daily 7-10 Year Treasury Bull 3X Shares	33,580,592	-	16,676,403	-	-	66,586	-	(1,796,858)
Direxion Daily 7-10 Year Treasury Bear 3X Shares	-	-	16,431,359	-	-	741,218	-	(37,771)
Direxion Daily 20+ Year Treasury Bull 3X Shares	3,749,449,991	-	2,009,512,425	-	-	-	-	(432,316,966)
Direxion Daily 20+ Year Treasury Bear 3X Shares	-	-	187,426,721	-	-	21,886,060	-	-